As filed with the Securities and Exchange Commission on February 3, 2026

Registration Nos.: 333-104972

811-21339

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 62	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 63	☒

Morgan Stanley Institutional Liquidity Funds

(Exact Name of Registrant as Specified in Charter)

1585 Broadway

New York, New York 10036
(Address of Principal Executive Office)

Registrant’s Telephone Number, Including Area Code: (800) 869-6397

Deidre E. Walsh, Esq.

1 Post Office Square

Boston, Massachusetts 02109

(Name and Address of Agent for Service)

Copy to:

Mark F. Parise, Esq. Morgan, Lewis and Bockius LLP One State Street Hartford, CT 06103	Allison Fumai, Esq. Dechert LLP 1095 Avenue of the Americas New York, New York 10036

Approximate Date of Proposed Public Offering:

As soon as practicable after this Post-Effective Amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)

☐	On (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Morgan Stanley Institutional Liquidity Funds
DAP Class
Treasury Securities Portfolio

Prospectus   |   February 3, 2026

Fund	Ticker Symbol
Treasury Securities Portfolio	MDPXX

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
An investment in a Fund is not guaranteed or endorsed by a bank, is not a bank deposit or obligation thereof, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in a Fund involves investment risks, and you may lose money investing in the Fund.
LFDAPPRO 2/26

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Treasury Securities Portfolio
Investment Objective
The Treasury Securities Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Fees and Expenses
The table below describes the expenses that you may pay if you buy, hold and sell DAP Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses  (expenses that you pay each year as a percentage of the value of your investment)

DAP Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	None
Other Expenses[1]	0.06%
Total Annual Fund Operating Expenses[2]	0.21%
Fee Waiver and/or Expense Reimbursement[2]	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	0.20%
1	Other Expenses have been estimated for the current fiscal year.
2	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc. (“MSIM”), has agreed to waive all or a portion of its advisory fee, its administration fee and/or reimburse the Fund’s DAP Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.20%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
Example
The example below is intended to help you compare the cost of investing in the Fund’s  DAP  Class with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund’s  DAP Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
DAP Class	$20	$67	$117	$267
Principal Investment Strategies
The Fund has adopted a policy to invest exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the United States, and, accordingly, qualifies as a “government money market fund” under federal regulations. The Fund is permitted to hold a portion of its assets in cash.
A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or repurchase agreements that are collateralized fully by the foregoing. A “government money market fund” is exempt from requirements that permit and, under certain circumstances, require money market funds to impose a “liquidity fee” on redemptions. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment. As a “government money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7” under the “1940 Act”) to seek to maintain a stable net asset value per share of $1.00.
In addition, the Fund has adopted a policy that provides, under normal circumstances, at least 80% of the Fund’s assets will be invested in U.S. Treasury obligations, which are backed by the full faith and credit of the United States. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.
The Fund’s investments are subject to the quality, diversification, maturity, liquidity and other requirements of Rule 2a-7.
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Morgan Stanley Institutional Liquidity Funds Prospectus | Fund Summary
Treasury Securities Portfolio (Cont’d)
Principal Risks
There is no assurance that the Fund will achieve its investment objective. Investments in the Fund involve risks and you should not rely on the Fund as a complete investment program. The relative significance of each risk factor summarized below may change over time and you should review each risk factor carefully because any one or more of these risks may result in losses to the Fund.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. MSIM, the Fund’s sponsor, is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
The principal risks of investing in the Fund include:

•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

•
U.S. Treasury Obligations. U.S. Treasury obligations, which are backed by the full faith and credit of the United States, have historically involved minimal risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Securities issued or guaranteed by the U.S. Treasury are backed by the full faith and credit of the United States but are guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to and redemptions from the Fund.

•
U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with these U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial.

•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation,

2

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary
Treasury Securities Portfolio (Cont’d)

interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may adversely affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may adversely affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

•
Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Please see “Additional Information About Fund Investment Strategies and Related Risks” in the Fund’s prospectus for a more detailed description of risks of investing in the Fund. Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.
Performance Information
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.
Annual Total Returns—Calendar Years

During the periods shown in the bar chart above:

High Quarter	12/31/23	1.32%
Low Quarter	03/31/21	0.00%
Average Annual Total Returns
(for the Periods Ended  December 31, 2025)

	Past One Year	Past Five Years	Past Ten Years
Treasury Securities Portfolio[1]	4.13%	3.10%	2.04%
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Morgan Stanley Institutional Liquidity Funds Prospectus | Fund Summary
Treasury Securities Portfolio (Cont’d)
1	Institutional Class shares are not offered in this Prospectus. DAP Class shares of the Fund had not completed a full calendar year of operations as of December 31, 2025 and therefore DAP Class shares do not have annualized return information to report. DAP Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. Return information for the Fund’s DAP Class shares will be shown in future prospectuses offering the Fund’s DAP Class shares after the Fund’s DAP Class shares have a full calendar year of return information to report.
You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Fund Management
Adviser. Morgan Stanley Investment Management Inc.
Purchase and Sale of Fund Shares
DAP Class shares of the Fund are available to investors who at the time of initial purchase make a minimum investment of $10 million. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled “Shareholder Information—Minimum Investment Amount.”
Shares of the Fund may be purchased or sold on any day the New York Stock Exchange (“NYSE”) is open for business (except when the following federal holidays are observed: Columbus Day and Veterans Day) by contacting an authorized third-party, such as a broker-dealer or other financial intermediary that has entered into a selling agreement with the Fund’s “Distributor,” Morgan Stanley Distribution, Inc. (each, a “Financial Intermediary”). For more information, please refer to the sections of this Prospectus entitled “Shareholder Information—How To Purchase Shares” and “Shareholder Information—How To Redeem Shares.”
Although the Fund does not currently employ blockchain technology or invest in crypto or digital assets,  DAP Class shares are expected to be purchased and held primarily through Financial Intermediaries that intend to use blockchain technology to maintain a record or a mirror record of share ownership for their customers.
Tax Information
The Fund intends to make dividends and distributions that may be taxed as ordinary income or capital gains, unless you hold shares through a tax-exempt account or plan, such as an individual retirement account or 401(k) plan, in which case dividends and distributions on your shares generally will be taxed when withdrawn from the tax-exempt account or plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a Financial Intermediary (such as a bank), the Adviser and/or the Distributor may pay the Financial Intermediary for the sale of Fund shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s web site for more information.
4

Morgan Stanley Institutional Liquidity Funds   |   Details of the Fund
Treasury Securities Portfolio
Investment Objective
The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.
Approach
The Fund has adopted a policy to invest exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the United States, and, accordingly, qualifies as a “government money market fund” under federal regulations. The Fund is permitted to hold a portion of its assets in cash.
A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or repurchase agreements that are collateralized fully by the foregoing. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment. As a “government money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 under the 1940 Act to seek to maintain a stable net asset value per share of $1.00. The Fund may change its principal investment strategies; however you would be notified of any changes.
In addition, the Fund has adopted a policy that provides, under normal circumstances, at least 80% of the Fund’s assets will be invested in U.S. Treasury obligations, which are backed by the full faith and credit of the United States. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.
The Fund’s investments are subject to the quality, diversification, maturity, liquidity and other requirements of Rule 2a-7.
Process
The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.
The Adviser actively manages the Fund’s assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Fund’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.
For purposes of policies adopted in accordance with Rule 35d-1 under the 1940 Act, the term “assets,” as defined in Rule 35d-1 under the 1940 Act, means net assets plus the amount of any borrowings for investment purposes.
Unless otherwise required, the Fund may change its principal investment strategies at any time without shareholder approval; however, you would be notified of any changes as required by applicable law.
5

Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks

This section discusses additional information relating to the Fund’s investment strategies, other types of investments that a Fund may make and related risk factors. The Fund’s investment practices and limitations are also described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

There is no assurance that the Fund will achieve its investment objectives. The Fund’s share price and yield may fluctuate  with changes in the market value and/or yield of the Fund’s portfolio securities. Neither the value nor the yield of the  U.S. government securities in which the Fund invests (or the value or yield of the Fund’s shares) is guaranteed by the  U.S. Government. When you sell Fund shares, they may be worth less than what you paid for them and, accordingly,  you can lose money investing in this Fund.
Economies and financial markets worldwide have experienced periods of increased volatility, uncertainty, distress and government spending, inflation and disruption to consumer demand, economic output and supply chains. To the extent these conditions exist or continue, the risks associated with an investment in the Fund, including those described below, could be heightened and the Fund’s investments (and thus a shareholder’s investment in the Fund) may be particularly susceptible to  reduced yield or income or other adverse developments. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time.
The Fund is actively managed. As a result, the Fund may not achieve its investment objective if the Adviser’s expectations regarding economic and market conditions, interest rates, or particular instruments are not met, and the Fund could underperform other funds with similar investment objectives and/or strategies.
In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis and which trading strategies it uses. For example, the Adviser in its discretion may determine to use some permitted trading strategies while not using others.
The percentage limitations (including the Fund’s 80% policy, if any) relating to the composition of the Fund’s portfolio apply at the time the Fund acquires an investment. Unless otherwise required by the 1940 Act or rule thereunder, subsequent percentage changes that result from market fluctuations generally will not require the Fund to sell any portfolio security. However, the Fund may be required to reduce its borrowings, if any, in response to fluctuations in the value of such holdings.
Stable NAV Risk
The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV  (or such perception exists in the marketplace), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price. In general, certain other money market funds have in the past failed to maintain stable NAVs, and there can be no assurance that such failures and resulting redemption pressures will not occur in the future. Neither the Fund’s sponsor nor any of its affiliates has a legal obligation to provide financial support to the Fund, and you should not rely on or expect that they or any person will provide any type of financial support to the Fund at any time to help the Fund maintain a stable $1.00 share price (such as purchasing distressed assets from the Fund, making capital infusions into the Fund, or taking other actions).
Credit and Interest Rate Risk
Fixed-income securities, such as bonds, generally are subject to two primary types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or  counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. The risk of defaults across issuers, guarantors and/or counterparties increases in adverse market and economic conditions, and the degree of credit risk depends on the financial condition of the issuer, guarantor or counterparty and terms of the obligation. Credit ratings may not be an accurate assessment of financial condition, volatility, liquidity or credit risk, as the ratings do not evaluate market risks or necessarily reflect the issuer’s, guarantor’s or counterparty’s current financial condition or the volatility or liquidity of the security. Although credit quality may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty, can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. In addition, under certain conditions, there may be an increasing amount of issuers that are unprofitable, have little cash on hand and/or are unable to pay the interest owed on their debt obligations and the number of such issuers may increase if demand for their goods and services falls, borrowing costs rise due to governmental action or inaction or other reasons. The Fund may also be subject to credit spread risk, which is the risk that economic and market conditions, or any actual or perceived credit deterioration, may lead to an increase in credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of an issuer’s securities.
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
Interest rate risk refers to fluctuations (such as a decline) in the value of (or yield or income generated by) a fixed-income or other debt security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases.  The Fund  may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of these securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Duration measures the time-weighted expected cash flows of a fixed-income security. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Thus, the Fund’s susceptibility to interest rate risk will increase to the extent it has a longer average portfolio duration. The proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate or on other less advantageous terms during a declining interest rate environment. In a rising interest rate environment, the duration of fixed-income securities may be extended, thus potentially reducing income and increasing interest rate risk.  The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates, which may occur at any time based on a range of factors and may be sudden, frequent and significant. For example, during periods when interest rates are low, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns, minimize the volatility of the Fund’s NAV,  maintain a stable NAV of $1.00 per share or pay Fund expenses out of current income, as applicable. Monetary policies, and market interest rates, are subject to change at any time and potentially frequently based on a variety of market and economic conditions. It is difficult to accurately predict the pace at which the Federal Reserve Board will change interest rates, or the timing, frequency or magnitude of such changes. The impact on fixed income and other debt instruments and market conditions from interest rate changes, regardless of the cause, could be significant and could adversely affect the Fund and its investments. Low or high interest rates could magnify the risks associated with changes in interest rates.
In general, changing interest rates could have unpredictable effects on markets and may expose debt and related markets to heightened volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. For example, during periods when interest rates are low, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns.
Governmental authorities and regulators may enact significant fiscal and monetary policy changes, including providing direct capital infusions into companies, creating new monetary programs and changing interest rates considerably. These actions present heightened risks to debt instruments, and such risks could be even further heightened if these actions are unexpectedly or suddenly reversed or are ineffective in achieving their desired outcomes.
Liquidity
The Fund may make investments that are less liquid, illiquid or restricted or that may become illiquid or less liquid in response to, among other developments, overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. Illiquidity can also be caused by, among other things, a drop in overall market trading volume, an inability to find a willing buyer, or legal restrictions on the securities’ resale. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a changing interest rate environment or in other circumstances where investor redemptions from money market and other fixed-income mutual funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair  value and may be unable to sell the security at all.
U.S. Government Securities
Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security.  The U.S. government securities in which the Fund may invest may pay fixed, floating, variable or adjustable interest rates. For more information about interest rate risks associated with the Fund’s investments in U.S. government securities, see “Credit and Interest Rate Risk”.
The  U.S. government securities that the Fund may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government and may differ in their interest rates, maturities and times of issuance.  Securities issued by the U.S. Treasury generally provide a lower current return than obligations of other issuers.  The interest from U.S. government securities generally is not subject to state and local taxation. In addition, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on U.S. government securities and may cause the credit rating of the U.S. government to be downgraded. Any uncertainty regarding the ability of the United States to repay its debt obligations, and any default by the U.S. government, would have a negative impact on the Fund’s investments in U.S. government securities. U.S. government securities generally have a lower return than other obligations.
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
U.S. Treasury Obligations
The U.S. Treasury obligations that the Fund may purchase include U.S. Treasury bills, notes and bonds.
U.S.  Treasury obligations, which are backed by the full faith and credit of the United States, have historically involved minimal risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Funds. Securities issued or guaranteed by the  U.S. Treasury are backed by the full faith and credit of the United States but are guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to and  redemptions from the Fund.
Fixed-Income Securities
Fixed-income securities are securities that pay a fixed or a variable rate of interest until a stated maturity date. Fixed-income securities include U.S. government securities, securities issued by federal or federally sponsored agencies and instrumentalities, corporate bonds and notes, asset-backed securities, mortgage-backed securities, securities rated below investment grade (commonly referred to as “junk bonds” or “high yield/high risk securities”), municipal bonds, loan participations and assignments, zero coupon bonds, convertible securities, Eurobonds, Brady Bonds, Yankee Bonds, repurchase agreements, commercial paper and cash equivalents.
Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk).
Fixed income and other debt instruments, including mortgage- and other asset-backed securities, are subject to prepayment risk, which is the risk that the principal of such obligation is paid earlier than expected, such as in the case of refinancing. This risk is increased during periods of declining interest rates and prepayments may reduce the Fund’s yield or income as a result of reinvesting the income or other proceeds in lower yielding securities or instruments. These investments are also subject to extension risk, which is the risk that the principal of such obligation is paid slower or later than expected. This may negatively affect Fund returns, as the value of the investment decreases when principal payments are made later than expected. This risk is elevated during periods of increasing interest rates. In addition, because principal payments are made later than expected, the investment’s duration may extend (and result in increased interest rate risk) and the Fund may be prevented from investing proceeds it would otherwise have received at the higher prevailing interest rates. Prepayments and extensions may result in a security or debt instrument offering less potential for gains during periods of declining interest rates or rising interest rates, respectively.
Securities with longer  durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. The Fund may be subject to liquidity risk, which may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities. Fixed-income securities may be called (i.e., redeemed by the issuer) prior to final maturity. If a callable security is called, the Fund may have to reinvest the proceeds at a lower rate of interest.
Market and Geopolitical Risk
The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. Price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. Volatility and disruption in financial markets and economies may be sudden and unexpected, expose the Fund to greater risk, including risks associated with reduced market liquidity and fair valuation, and adversely affect the Fund’s operations. For example, the Adviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions and reduced market liquidity may impact the Fund’s ability to sell securities to meet redemptions (i.e., increase the risk that the Fund will not be able to pay redemption proceeds within the allowable time period). In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need or decision to liquidate such assets.
The increasing interconnectivity between global economies and markets increases the likelihood that events or conditions in one region or market, or with respect to one company, may adversely impact other companies and other issuers, including those in a different country, region, sector, industry or market. For example, adverse developments in the banking or financial services sector could impact companies operating in various sectors or industries and adversely impact the Fund’s investments. Securities in the
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
Fund’s portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, the threat and/or actual imposition of  tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. Inflation rates may change frequently and significantly because of various factors, including unexpected shifts in the domestic or global economy and changes in monetary or economic policies (or expectations that these policies may change). Changes in inflation rates or expected inflation rates may adversely affect market and economic conditions, an issuer’s financial condition, the Fund’s investments and an investment in the Fund. The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. The risk of inflation is greater for debt instruments with longer maturities and especially those that pay a fixed rather than variable interest rate. Other financial, economic and other global market and social developments or disruptions may result in similar adverse circumstances, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). In general, the securities or other instruments that the Adviser believes represent an attractive investment opportunity or in which the Fund seeks to invest may be unavailable entirely or in the specific quantities sought by the Fund. As a result, the Fund may need to obtain the desired exposure through a less advantageous investment, forgo the investment at the time or seek to replicate the desired exposure through a derivative transaction or investment in another investment vehicle. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.
Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on economies, financial markets, issuers and the Adviser’s investment advisory activities and services of other service providers, which in turn could adversely affect the Fund’s investments and other  operations.
Government and other public debt, including municipal obligations, can be adversely affected by changes in local and global economic conditions, including those that result in increased debt levels. Although high levels of government and other public debt do not necessarily indicate or cause economic problems, high levels of debt may create certain systemic risks if sound debt management practices are not implemented. A high debt level may increase market pressures to meet an issuer’s funding needs, which may increase borrowing costs and cause a government or public or municipal entity to issue additional debt, thereby increasing the risk of refinancing. A high debt level also raises concerns that the issuer may be unable or unwilling to repay the principal or interest on its debt, which may adversely impact instruments held by the Fund that rely on such payments.
Governmental and quasi-governmental responses to certain economic or other conditions may lead to increasing government and other public debt, particularly when such responses are unprecedented, which heighten these risks. Unsustainable debt levels can lead to declines in the value of currency, and can prevent a government from implementing effective counter-cyclical fiscal policy during economic downturns, can generate or contribute to an economic downturn or cause other adverse economic or market developments, such as increases in inflation or volatility. Increasing government and other public debt may adversely affect issuers, obligors, guarantors or instruments across a variety of asset classes.
Global events may negatively impact broad segments of businesses and populations, cause a significant negative impact on the performance of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price or adversely affect the Fund’s ability to maintain a stable $1.00 share price (as applicable) and exacerbate pre-existing political, social, financial and economic risks to the Fund. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions (including monetary and/or fiscal actions intended to stimulate or stabilize the global economy) that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. Monetary and/or fiscal actions taken by U.S. or foreign governments may not be effective and could lead to increased market volatility. In addition, government actions (such as changes to interest rates) could have unintended economic and market consequences that adversely affect the Fund’s investments. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.
Repurchase Agreements
Repurchase agreements are fixed-income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution (such as a bank or a broker-dealer), coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future (or on demand, if applicable). The underlying securities which serve as collateral for the repurchase agreements entered into by the Fund may  include U.S. government securities, municipal securities, corporate debt obligations, convertible securities and common and
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
preferred stock and may be of below investment grade quality. These securities are marked-to-market daily in order to maintain full  collateralization (typically purchase price plus accrued interest). The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of the securities has declined, the Fund may incur a loss upon disposition of them. The risk of such loss may be greater when utilizing collateral other than U.S. government securities. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to  control the collateral could be affected and result in certain costs and delays. Additionally, if the proceeds from the liquidation of such collateral after an insolvency were less than the repurchase price, the Fund  could suffer a loss. Fund procedures are followed that are designed to minimize such risks.
Large Transactions Risk
The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund (“large shareholder transactions”). Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity or adversely  affect the Fund’s ability to maintain a stable $1.00 share price, increase the Fund’s transaction costs and/or have a material adverse effect on the market price of Fund shares. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Large shareholder transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs. The effects of taxable income and/or gains resulting from large shareholder transactions would particularly impact non-redeeming shareholders who do not hold their Fund shares in an IRA, 401(k) plan or other tax-advantaged investment plans. To the extent that such transactions result in short-term capital gains, such gains when distributed by the Fund will generally be taxed at the ordinary income tax rate for individual shareholders who hold Fund shares in a taxable account. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. A number of circumstances may cause the Fund to experience large redemptions, including, but not limited to, the occurrence of significant events affecting investor demand for securities or asset classes in which the Fund invests; changes in the eligibility criteria for the Fund or share class of the Fund; liquidation, reorganization, repositioning, or other announced Fund event; or changes in investment objectives, strategies, policies, risks, or investment personnel. Although large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time.
Active Management Risk
In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s  performance. There is no guarantee that the use of the Adviser’s investment techniques, and the investments selected based on such techniques, will perform as expected or produce the desired results.
In addition, it is expected that confidential or material non-public information regarding an investment or potential investment opportunity may become available to the Adviser. If such information becomes available, the Adviser may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity with respect to such investment or investment opportunity and the Adviser may be restricted in its ability to cause the Fund to buy or sell securities of an issuer for substantial periods of time when the Fund otherwise could realize profit or avoid loss. This may adversely affect the Fund’s flexibility with respect to buying or selling securities and may impair the Fund’s liquidity.
Risks Associated with Holding Cash
The Fund is permitted to hold a portion of its assets in cash for a variety of portfolio management purposes. For example, the Fund may hold a cash position under certain circumstances, such as to meet anticipated redemptions, in light of the prevailing interest rate environment, or pending investments. Although the Fund may earn income on the cash position, such positions could cause the Fund to receive a lower rate of return than if the cash were used to make investments, and may subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and its  creditworthiness. In certain economic conditions, the custodian bank may charge the Fund fees for holding cash.
Temporary Investments
Under adverse or unstable market conditions or abnormal circumstances or when the Adviser believes that changes in market, economic, political or other conditions warrant, the Fund may, in the discretion of the Adviser, take temporary positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to such conditions or circumstances. In such circumstances, the Fund  may invest without limit in cash and repurchase agreements with the Federal Reserve Bank of New York collateralized by U.S. Treasury obligations. If the Adviser incorrectly predicts the effects of these changes, or during periods of temporary defensive or other temporary positions, such defensive investments may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.
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Morgan Stanley Institutional Liquidity Funds Prospectus   |   Additional Information About Fund Investment Strategies and Related Risks
Additional Information About Fund Investment Strategies and Related Risks (Con’t)
Regulatory and Legal Risk
U.S. and non-U.S. governmental agencies and other regulators regularly implement additional (or amended) regulations and legislators pass new laws (or amend existing laws) that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives and other transactions). These regulations and laws impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.
Cybersecurity and Technology Risk
With the increased use of technologies such as the internet to conduct business, the Fund, the Adviser, authorized participants, service providers and the relevant listing exchange, as applicable, are susceptible to operational, information security and related “cyber” risks both directly and through the service providers. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such issuers to lose value. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber incidents include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyberattacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Recently, geopolitical tensions may have increased the scale and sophistication of deliberate attacks, particularly those from nation-states or from entities with nation-state backing.
Cybersecurity failures by, or breaches of, the systems of the Adviser, Distributor and other service providers (including, but not limited to, index and benchmark providers, fund accountants, custodians, transfer agents and administrators), exchanges, market participants, market makers, authorized participants or the issuers of securities in which the Fund invests, as applicable, have the ability to cause disruptions and impact business operations, potentially resulting in: financial losses, interference with the Fund’s ability to calculate its  NAV, disclosure of confidential trading information, impediments to trading, submission of erroneous trades or erroneous creation or redemption orders, the inability of the Fund or its service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, cyberattacks may render records of Fund assets and transactions, shareholder ownership of Fund shares, and other data integral to the functioning of the Fund inaccessible, inaccurate or incomplete. Substantial costs may be incurred by the Fund in order to resolve or prevent cyber incidents in the future. While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified, that prevention and remediation efforts will not be successful or that cyberattacks will go undetected. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund, issuers in which the Fund invests, market makers or authorized participants, as applicable. The Fund and its shareholders could be negatively impacted as a result.
Although the Fund does not currently employ blockchain technology or invest in crypto or digital assets, Financial Intermediaries through whom shareholders purchase and redeem  DAP Class shares intend to employ blockchain technology to maintain a record or a mirror record of share ownership for their customers. A blockchain is a distributed ledger that records transactions between two parties in a verifiable and append-only manner using cryptography. Transactions on the blockchain are verified and authenticated by computers on the network. The process of authenticating a transaction before it is recorded seeks to ensure that only valid and authorized transactions are permanently recorded on the blockchain in collections of transactions called “blocks.” Blockchain networks are based upon software source code that establishes and governs their respective cryptographic systems for verifying transactions. Complex information technology and communications systems, such as blockchain networks, are subject to a number of different threats or risks (including operational, information security, cyberattacks and related risks similar to those described above) that could adversely affect the Fund, its shareholders and Financial Intermediaries through whom you purchase and redeem shares of the Fund. The use of  blockchain technology is relatively new and still evolving. The Fund, transfer agent, co-transfer agent, Adviser, Distributor, other service providers and their affiliates will not be responsible for any loss in connection with the use of  blockchain technology by your Financial Intermediary. You should contact your Financial Intermediary about whether or how it uses blockchain technology and the associated risks.
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Management
Fund Management
Adviser
Morgan Stanley Investment Management Inc. with principal offices at 1585 Broadway, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley (NYSE: “MS”) is the parent of the Adviser, which is the parent of the Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of  December 31, 2025, the Adviser, together with its affiliated asset management companies, had approximately  $1.9 trillion  in assets under management or supervision.
A discussion regarding the basis for the Board of Trustees’ approval of the Trust’s Investment Advisory Agreement is available in the Fund’s report filed on Form  N-CSR for the fiscal year ended October 31, 2025.
Advisory Fees
The Adviser makes investment decisions for the Fund. The Fund, in turn, pays the Adviser a monthly advisory fee calculated daily by applying an annual rate to the Fund’s  average daily net assets.
For the fiscal year ended October 31, 2025, the Adviser received from the Fund the advisory fee (net of fee waivers, if applicable) set forth in the table below.

Fund (as a percentage of average daily net assets)
Treasury Securities Portfolio	0.14%
Morgan Stanley Investment Management Inc., as the Adviser and the Administrator, has agreed to waive all or a portion of its advisory fee, its administration fee and/or reimburse the Fund’s DAP Class, if necessary, if such fees would cause the total annual operating expenses of the Fund’s DAP Class to exceed the percentage of daily net assets set forth in the table below. In determining the actual amount of fee waiver and/or expense reimbursement for the Fund, if any, the Adviser and Administrator exclude from total annual operating expenses, acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation). The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Trust’s Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
The Fund’s annual operating expenses may vary throughout the period and from year to year. The Fund’s actual expenses may be different than the expenses listed in the Fund’s fee and expense table based upon the extent and amount of a fee waiver and/or expense reimbursement.

Expense Cap DAP Class
Treasury Securities Portfolio	0.20%
The Adviser and Administrator may also waive advisory fees, administration fees and/or reimburse expenses to enable the Fund to maintain a minimum level of daily net investment income. The Adviser and Administrator may make additional voluntary fee waivers and/or expense reimbursements. The Adviser and Administrator may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information
The Trust is designed for institutional investors seeking maximum current income and convenient liquidation privileges. The Fund is particularly suitable for corporations, banks and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers.
Share Class Arrangements
This Prospectus offers DAP Class shares of the Fund. The Trust also offers other classes of shares through separate prospectuses. Certain of these classes may be subject to different fees and expenses. For information regarding other share classes, contact the Trust or your financial intermediary.
Minimum Investment Amount
DAP Class shares are available to investors who at the time of initial purchase make a minimum investment of at least $10 million. The Adviser, in its sole discretion, may waive the minimum initial investment amount in certain cases including, but not limited to, shares of the Fund purchased through a financial intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum.
Distributor
Shares of the Fund are distributed exclusively through Morgan Stanley Distribution, Inc., a wholly-owned subsidiary of Morgan Stanley. The Distributor has entered into arrangements with certain financial intermediaries (also referred to as service organizations) who may accept purchase and redemption orders for shares of the  Fund on its behalf.
The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of Fund shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the NAV or the price of Fund shares. For more information, please see the Fund’s SAI.
Valuation of Shares
The price of the Fund’s shares is based on the amortized cost of the Fund’s securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces. If the Adviser determines that a valuation is not reflective of the security’s market value, such security is valued at its fair value as determined in good faith under procedures approved by the Board.
The NAV of the Fund is determined once daily, normally at the times set forth below, on each day that the NYSE is open (the “Pricing Time”), except when the following federal holidays are observed: Columbus Day and Veterans Day.
Shares will generally not be priced on days that the NYSE is closed, although Fund shares may be priced on such days if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day. On any business day when SIFMA recommends that the securities markets close trading early, the Fund may close early.  If the Fund does so, it will cease processing purchase and redemption orders received after the Fund’s closing time and such orders will be processed on the next business day. The Fund may, however, elect to remain open and price shares of the Fund on days where the NYSE is closed but the primary securities markets on which the Fund’s securities trade remain open.
The Fund relies on various sources to calculate its NAV. The ability of the Fund’s provider of administrative services used by the Adviser to calculate the NAV per share of the Fund is subject to operational risks associated with processing or human errors, systems or technology failures, cyber attacks and errors caused by third party service providers, data sources, or trading counterparties. Such failures may result in delays in the calculation of the Fund’s NAV and/or the inability to calculate NAV over extended time periods.  The Fund may be unable to recover any losses associated with such failures. In addition, if the third party service providers and/or data sources upon which the Fund directly or indirectly relies to calculate its NAV or price individual securities are unavailable or otherwise unable to calculate the NAV correctly, it may be necessary for alternative procedures to be utilized to price the securities at the time of determining the Fund’s NAV.

Treasury Securities Portfolio	As of 3:00 p.m. Eastern time
Pricing of Fund Shares
DAP Class shares of the Fund may be purchased or sold (redeemed) at the NAV next determined after the Fund receives your order in good order. Except as noted below, orders to purchase shares of the Fund must be received by the Fund prior to 3:00 p.m. Eastern time to receive the NAV next determined. On any business day that the NYSE closes early, or when SIFMA recommends that the securities markets close early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its  NAV as of, the normally scheduled close of regular trading on the NYSE for that day, or such time noted above, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations. The Fund may elect to remain open and price its shares on days when the NYSE  is closed or closes early but on which  SIFMA recommends that the bond markets remain open for all or part of the day. Purchase orders received by the Fund and not funded by the close of the Federal Reserve Wire Network, currently 6:45 p.m. Eastern time on the trade date may be subject to an overdraft charge.
Portfolio Holdings
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Trust’s SAI.
How To Purchase Shares
DAP  Class shares of the Fund may be purchased through a financial intermediary.
Purchasing Shares Through a Financial Intermediary
You may open a new account and purchase Fund shares through certain authorized third-parties, such as brokers, dealers or other financial intermediaries that have entered into a selling agreement with the Distributor (each, a “Financial Intermediary”). Your Financial Intermediary will assist you with the procedures to invest in shares of the Fund. The Financial Intermediary will establish times by which such purchase orders and payments from customers must be received by the Financial Intermediary. Financial Intermediaries are responsible for transmitting purchase orders and payments to the Trust and State Street Bank and Trust Company, the Trust’s custodian, in a timely fashion. Purchase orders placed with a Financial Intermediary and transmitted through a trading platform utilized by the Financial Intermediary may be transmitted by the trading platform after the deadlines established by the Trust for receipt of purchase orders, as set forth above; in such case, the purchase orders will receive a trade date of the next business day.
Investors purchasing DAP Class shares through a Financial Intermediary may be charged a transaction-based or other fees by the Financial Intermediary for its services. If you are purchasing DAP  Class shares through a Financial Intermediary, please consult your intermediary for more information regarding any such fees and for purchase instructions.
With respect to sales through Financial Intermediaries, no offers or sales of Fund shares may be made in any foreign jurisdiction, except with the consent of the Distributor.
Although the Fund does not currently employ  blockchain technology or invest in crypto or digital assets,  DAP Class shares are expected to be purchased and held primarily through Financial Intermediaries that intend to use blockchain technology to maintain a record or a mirror record of share ownership for their customers.
General
To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you is that when you open an account, we will ask your name, address, date of birth and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated NAV after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law. In accordance with federal law requirements, the Trust has implemented an anti-money laundering compliance program, which includes the designation of an anti-money laundering compliance officer.
How To Redeem Shares
You may process a redemption request by contacting your Financial Intermediary.  The value of shares redeemed may be more or less than the purchase price, depending on the  NAV at the time of redemption. Shares of the Fund will be redeemed at the NAV next determined after we receive your redemption request in good order. This section is subject to the section entitled “Discretionary Liquidity Fees.”
Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to the following times to receive the NAV next determined:

Treasury Securities Portfolio	As of 3:00 p.m. Eastern time
On any business day that the NYSE closes early, the Fund may close early and redemption requests received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the NYSE is closed or closes early but on which SIFMA recommends that the bond markets remain open for all or part of the day. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but under certain circumstances may not be made until the next business day. The Fund may postpone and/or suspend redemption and payment beyond one business day only as follows: (a) for any
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
period during which there is a non-routine closure of the Federal Reserve Wire Network or applicable Federal Reserve Banks; (b) for any period (i) during which the NYSE is closed other than customary weekend and holiday closings or (ii) during which trading on the NYSE is restricted; (c) for any period during which an emergency exists as a result of which (i) disposal of securities owned by the Fund is not reasonably practicable or (ii) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund; (d) for any period during which the SEC has, by rule or regulation, deemed that (i) trading shall be restricted or (ii) an emergency exists; (e) for any period that the SEC may by order permit; or (f) for any period during which the Fund as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws. In addition, when SIFMA recommends that the securities markets close early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day (assuming that the Fund in fact closes).
The Fund typically expects to meet redemption requests by using a combination of sales of securities held by the Fund and/or holdings of cash and cash equivalents. On a less regular basis, the Fund also reserves the right to use  borrowings  to meet redemption requests, and the Fund may use these methods during both normal and stressed market conditions.
If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you in part by distributing to you readily marketable securities held by the Fund from which you are redeeming. Such in-kind securities may be illiquid and difficult or impossible for a shareholder to sell at a time and at a price that a shareholder would like. Redemptions paid in such securities generally will give rise to income, gain or loss for income tax purposes in the same manner as redemptions paid in cash. In addition, you may incur brokerage costs and a further gain or loss for income tax purposes when you ultimately sell the securities.
Exchange Privilege
As of the date of this Prospectus, no other portfolios of the Trust offer DAP Class shares.
Frequent Purchases and Redemptions of Fund Shares
We expect the Fund to be used by shareholders for short-term investing. Therefore, reasonably frequent purchases and redemptions of Fund shares by Fund shareholders do not present risks for other shareholders of the Fund, and the policies and procedures adopted by the Board of Trustees/Directors as applicable to other funds in the Morgan Stanley family of funds are generally not applicable with respect to frequent purchases and redemptions of Fund shares. However, frequent trading by shareholders can disrupt management of the Fund and raise its expenses. Therefore, we may not accept any request for a purchase or exchange when we think it is being used as a tool for market-timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.
Distributions
The Fund passes substantially all of its earnings along to its investors as “distributions.” The Fund earns interest from fixed-income investments. These amounts are passed along to Fund shareholders as “income dividend distributions.” The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as “capital gain distributions.” The Adviser does not anticipate that there will be significant capital gain distributions.
The Fund declares income dividends daily on each business day and pays them monthly to shareholders. Dividends are based on estimates of income, expenses and shareholder activity for the Fund. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually.  The Fund automatically reinvests  all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.
If your purchase order is received in good order by the Fund prior to the below times, then you will be a shareholder of record as of that business day (i.e., on the day the trade settles). You will no longer be a shareholder of record on the business day on which your redemption order is received in good order by the Fund prior to the below times (i.e., on the day the trade settles).

Treasury Securities Portfolio	As of 3:00 p.m. Eastern time
With respect to purchase (or redemption) orders placed with a Financial Intermediary and transmitted through a trading platform utilized by the Financial Intermediary, you may become a shareholder of record as of (or remain a shareholder of record through) the next business day after your order is placed.
The Fund pays dividends to shareholders of record. Accordingly, if your purchase order is received in good order by the Fund prior to the above times, then you begin to earn dividends on that day, and if your redemption order is received in good order by the Fund
15

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
prior to the above times, you will not earn a dividend on that day. Dividends declared for Saturdays, Sundays and holidays are payable to shareholders of record as of such respective times on the preceding business day on which the Fund was open for business.
Discretionary Liquidity Fees
The Treasury Securities Portfolio is  exempt from requirements that permit money market funds to impose a “discretionary liquidity fee.” However, the Board of Trustees has reserved its right to subject the Treasury Securities Portfolio to a potential “discretionary liquidity fee” in the future after providing appropriate notice to shareholders.
Inactive Accounts and Risk of Escheatment
In accordance with state “unclaimed property” laws, your Fund shares may legally be considered abandoned and required to be transferred to the relevant state (also known as “escheatment”) under various circumstances. These circumstances, which vary by state, can include inactivity (e.g., no owner-initiated contact for a certain period), returned mail (e.g., when mail sent to a shareholder is returned by the post office as undeliverable), uncashed checks or a combination of these. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Fund or your Financial Intermediary. Since states’ statutory requirements regarding inactivity differ, it is important to regularly contact your Financial Intermediary or the Fund’s transfer agent. The process described above, and the application of state escheatment laws, may vary by state and/or depending on how shareholders hold their shares in the Fund. Escheatment with respect to a retirement account is subject to a 10% federal withholding on the account.
It is your responsibility to ensure that you maintain a valid mailing address for your account, keep your account active by contacting your Financial Intermediary or the Fund’s transfer agent (e.g., by mail or telephone), and promptly cash all checks for dividends, capital gains and redemptions. Neither the Fund nor the Adviser will be liable to shareholders or their representatives for good faith compliance with escheatment laws.
For more information, please contact us at 1-888-378-1630.
Taxes
The tax information provided in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund.
It is the Fund’s intention to qualify as a regulated investment company and distribute all or substantially all of its taxable and tax-exempt income. Unless your investment in the Fund is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when the Fund makes distributions. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government Securities for purposes of Rule 2a-7; however, such repurchase agreements are generally not expected to be considered as obligations of the United States for purposes of the state income tax exemption applicable to interest paid on obligations of the United States. Accordingly, income distributed by the Fund that is derived from repurchase agreements with the Federal Reserve Bank of New York is expected to be subject to state income tax.
Except as noted below, dividends you receive will generally be taxable, whether you receive them in cash or in additional shares. Income dividend distributions and any short-term capital gain distributions are generally taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Fund. Distributions paid by the Fund are not expected to be eligible for lower tax rates applicable to qualified dividends or for the corporate dividends-received deduction.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.
Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of U.S. tax on distributions made by the Fund of investment income and short-term capital gains at a rate of 30% (or a lower tax treaty rate, if applicable). Such shareholders may also be subject to United States estate tax with respect to their shares.
Dividends paid by the Fund to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying U.S. source net interest income (including income from original issue discount and market discount), and that are reported by the Fund as “interest-related dividends” or “short-term capital gain dividends,” will generally not be subject to U.S. withholding tax, provided that the income would not be subject to U.S. federal income tax if earned directly by the foreign shareholder. However, depending on the circumstances, the Fund may report all, some or none of the Fund’s potentially eligible dividends as exempt.
The Fund is required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S.
16

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Fund to enable the Fund to determine whether withholding is required.
U.S. investors will be sent a statement (Internal Revenue Service (“IRS”) Form 1099-DIV) by February of each year showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and any capital gains for tax purposes.
Sales, exchanges and  redemptions of shares in the Fund are generally taxable events and may result in taxable gain or loss to you. Because the Treasury Securities Portfolio intends to maintain a stable $1.00 NAV, shareholders will typically not recognize gain or loss when they sell or exchange their shares in the Fund because the amount realized will be the same as their tax basis in the shares.
With respect to any gain or loss recognized on the sale or exchange of shares of the Fund, unless you choose to adopt a simplified “NAV method” of accounting (described below), the amount of any gain or loss and the rate of tax will depend mainly upon how much you paid for the shares, how much you sell them for, and how long you held them. In this case, any gain or loss generally will be treated as short-term capital gain or loss if you held your shares as capital assets for one year or less, and long-term capital gain or loss if you held your shares as capital assets for more than one year. The maximum individual tax rate applicable to long-term capital gains is generally 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Any loss realized upon a taxable disposition of Fund shares held for six months or less will be treated as a long-term capital loss, rather than a short-term capital loss, to the extent of any long-term capital gain distributions received (or deemed received) by you with respect to the Fund shares.
If you elect to adopt the simplified “NAV method” of accounting, rather than compute gain or loss on every taxable sale or other disposition of shares of the Fund as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (i.e., purchases minus sales) in those Fund shares during the computation period. Under the simplified “NAV method,” any resulting capital gain or loss would be reportable on a net basis and would generally be treated as a short-term capital gain or loss.
When you open your account, you should provide appropriate tax documentation including your social security or tax identification number on your investment application. By providing this information, you generally will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds at the applicable rate. Any withheld amount would be sent to the IRS as an advance payment of taxes due on your income for such year.
Potential Conflicts of Interest
As a diversified global financial services firm, Morgan Stanley, the parent company of the Adviser, engages in a broad spectrum of activities, including financial advisory services, investment management activities, lending, commercial banking, sponsoring and managing private investment funds, engaging in broker-dealer transactions and principal securities, commodities and foreign exchange transactions, research publication and other activities. In the ordinary course of its business, Morgan Stanley is a full-service investment banking and financial services firm and therefore engages in activities where Morgan Stanley’s interests or the interests of its clients may conflict with the interests of the Fund. These activities could cause Morgan Stanley to have an interest that is different from, and potentially adverse to, that of the Fund, which may impede the Fund from participating in certain opportunities. Morgan Stanley advises clients and sponsors, manages or advises other investment funds and investment programs, accounts and businesses (collectively, together with any new or successor funds, programs, accounts or businesses sponsored, managed, or advised by the Adviser or one of its investment adviser affiliates, the “Affiliated Investment Accounts”) with a wide variety of investment objectives that in some instances may overlap or conflict with the Fund’s investment objectives and present conflicts of interest. In addition, Morgan Stanley, the Adviser and/or the Adviser’s investment adviser affiliates may also from time to time create new or successor Affiliated Investment Accounts that may compete with the Fund and present similar conflicts of interest. The discussion below enumerates certain actual, apparent and potential conflicts of interest. There is no assurance that conflicts of interest will be resolved in favor of Fund shareholders and, in fact, they may not be.
The conflicts summarized herein do not purport to be a complete list or explanation of the conflicts associated with the financial or other interests the Adviser or its affiliates may have now or in the future. For more information about conflicts of interest, see the section entitled “Potential Conflicts of Interest” in the SAI. Conflicts of interest not described below or in the SAI may also exist. References to the Adviser in this section include the Fund’s affiliated sub-adviser (if any) unless otherwise noted.
Material Nonpublic and Other Information. It is expected that confidential or material nonpublic information regarding an investment or potential investment opportunity may become available to the Adviser. If such information becomes available, the Adviser may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity with respect to such investment or disposition opportunity, including for an extended period of time. This inability to buy or sell an investment could have an adverse effect on the Fund’s portfolio due to, among other things, changes in an investment’s value during the period its trading is restricted. Morgan Stanley has established certain information barriers and other policies designed to address the sharing of information between different businesses within Morgan Stanley. As a result of information
17

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
barriers, the Adviser, in certain instances, will not have access, or will have limited access, to certain information and personnel in other areas of Morgan Stanley and, in such instances, will not manage the Fund with the benefit of the information held by such other areas. In other instances, Morgan Stanley personnel, including personnel of the Adviser, will have access to information and personnel of its affiliates. In managing conflicts of interest that arise because of the foregoing, the Adviser generally will be subject to fiduciary requirements. The Adviser also may implement internal information barriers or ethical walls or other internal information sharing protocols, and the conflicts described herein with respect to information barriers and otherwise with respect to Morgan Stanley and the Adviser will also apply internally within the Adviser. Information sharing may limit or restrict the ability of the Adviser to engage in or otherwise effect transactions on behalf of the Fund (including purchasing or selling securities that the Adviser may otherwise have purchased or sold for the Fund in the absence of the sharing of information). The Adviser may face conflicts of interest in determining whether to engage in the sharing of information with its affiliates.
Investments by Morgan Stanley and its Affiliated Investment Accounts. In serving in multiple capacities to Affiliated Investment Accounts, Morgan Stanley, including the Adviser and its investment teams, may have obligations to other clients or investors in Affiliated Investment Accounts, the fulfillment of which may not be in the best interests of the Fund or its shareholders. An investment team may have obligations to Affiliated Investment Accounts managed by both the Adviser and one or more of the Adviser’s investment adviser affiliates. The Fund’s investment objectives may overlap with the investment objectives of certain Affiliated Investment Accounts. As a result, the members of an investment team may face conflicts in the allocation of investment opportunities among the Fund and other investment funds, programs, accounts and businesses advised by or affiliated with the Adviser or its investment adviser affiliates. Certain Affiliated Investment Accounts may provide for higher management or incentive fees or greater expense reimbursements or overhead allocations, all of which may contribute to this conflict of interest and create an incentive for the Adviser to favor such other accounts. To seek to reduce potential conflicts of interest and to attempt to allocate such investment opportunities in a fair and equitable manner, the Adviser has implemented allocation policies and procedures. These policies and procedures are intended to give all clients of the Adviser, including the Fund, fair access to investment opportunities consistent with the requirements of organizational documents, investment strategies, applicable laws and regulations, and the fiduciary duties of the Adviser.
Payments to Broker-Dealers and Other Financial Intermediaries. The Adviser, Distributor and/or their affiliates may pay compensation, out of their own funds and not as an expense of the Fund, to certain Financial Intermediaries (which may include affiliates of the Adviser and the Distributor), including recordkeepers and administrators of various deferred compensation plans, in connection with the sale, distribution, marketing and retention of shares of the Fund and/or shareholder servicing. The prospect of receiving, or the receipt of, additional compensation, as described above, by Financial Intermediaries may provide such Financial Intermediaries and their financial advisors and other salespersons with an incentive to favor sales of shares of the Fund over other investment options with respect to which these Financial Intermediaries do not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Fund or the amount that the Fund receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and should review carefully any disclosures provided by Financial Intermediaries as to their compensation. In addition, in certain circumstances, the Adviser restricts, limits or reduces the amount of the Fund’s investment, or restricts the type of governance or voting rights it acquires or exercises, where the Fund (potentially together with Morgan Stanley) exceeds a certain ownership interest, or possesses certain degrees of voting or control or has other interests.
Morgan Stanley Trading and Principal Investing Activities. Notwithstanding anything to the contrary herein, Morgan Stanley will generally conduct its sales and trading businesses, publish research and analysis, and render investment advice without regard for the Fund’s holdings, although these activities could have an adverse impact on the value of one or more of the Fund’s investments, or could cause Morgan Stanley to have an interest in one or more portfolio investments that is different from, and potentially adverse to, that of the Fund.
Morgan Stanley’s Investment Banking and Other Commercial Activities. Morgan Stanley advises clients on a variety of mergers, acquisitions, restructuring, bankruptcy and financing transactions. Morgan Stanley may act as an advisor to clients, including other investment funds that may compete with the Fund and with respect to investments that the Fund may hold. Morgan Stanley may give advice and take action with respect to any of its clients or proprietary accounts that may differ from the advice given, or may involve an action of a different timing or nature than the action taken, by the Fund. Morgan Stanley may give advice and provide recommendations to persons competing with the Fund and/or any of the Fund’s investments that are contrary to the Fund’s best interests and/or the best interests of any of its investments. Morgan Stanley’s activities on behalf of its clients (such as engagements as an underwriter or placement agent) may restrict or otherwise limit investment opportunities that may otherwise be available to the Fund.
Morgan Stanley may be engaged to act as a financial advisor to a company in connection with the sale of such company, or subsidiaries or divisions thereof, may represent potential buyers of businesses through its mergers and acquisition activities and may provide lending and other related financing services in connection with such transactions. Morgan Stanley’s compensation for such activities is usually based upon realized consideration and is usually contingent, in substantial part, upon the closing of the
18

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Shareholder Information
Shareholder Information (Con’t)
transaction. Under these circumstances, the Fund may be precluded from participating in a transaction with or relating to the company being sold or participating in any financing activity related to a merger or an acquisition.
19

Morgan Stanley Institutional Liquidity Funds Prospectus | Financial Highlights
Financial Highlights
The following financial highlights tables are intended to help you understand the financial performance of the Fund. Because  DAP Class shares have not yet commenced operations as of the date of this Prospectus, financial highlights for Institutional  Class shares of the Fund are shown. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
The ratios of expenses to average net assets listed in the tables below for the Fund are based on the average net assets of the Fund for each of the periods listed in the tables. To the extent that the Fund’s average net assets decrease over the Fund’s  next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.
The information below has been derived from the financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s  report, along with the Fund’s financial statements, are incorporated by reference into the Fund’s SAI. The Fund’s  financial statements and additional information included in the Fund’s most recent report filed on Form N-CSR  and SAI are available at no cost from the Trust at the toll free number noted on the back cover to this Prospectus.
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Morgan Stanley Institutional Liquidity Funds Prospectus  |  Financial Highlights

Year Ended October 31,	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments
Treasury Securities Portfolio:
2025	$1.000	$0.042 (1)	$0.000 (2)
2024	1.000	0.051 (1)	0.000 (2)
2023	1.000	0.045 (1)	0.000 (2)
2022	1.000	0.008 (1)	0.000 (2)
2021	1.000	0.000 (1)(2)	0.000 (2)

Notes to Financial Highlights
(1)	Per share amount is based on average shares outstanding.
(2)	Amount is less than $0.0005 per share.
(3)	Reflects prior period transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial to the total return.

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Morgan Stanley Institutional Liquidity Funds Prospectus | Financial Highlights

Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Net Investment Income to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
$(0.042)	$1.000	4.25%	$56,202,440	0.20%	0.21%	4.18%	4.17%
(0.051)	1.000	5.26% (3)	49,864,264	0.20%	0.21%	5.12%	5.11%
(0.045)	1.000	4.63%	46,015,555	0.20%	0.21%	4.54%	4.53%
(0.008)	1.000	0.82%	44,234,518	0.13%	0.21%	0.76%	0.68%
(0.000) (2)	1.000	0.01%	52,515,537	0.06%	0.21%	0.01%	(0.14)%

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Where to Find Additional Information
Additional information about the Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports to Shareholders (“Shareholder Reports”) and Annual or Semi-Annual Financial Statements and Additional Information filed in the Fund’s report on Form N-CSR. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.
In addition to this Prospectus, the Fund has an  SAI, dated February 3, 2026 (as may be supplemented from time to time), which includes additional information about the Trust and the Fund. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. For a free copy of the Fund’s SAI, Shareholder Reports or Financial Statements and Additional Information included in the Fund’s most recent report filed on Form N-CSR, to request other information about the Fund or to make shareholder inquiries, please call toll-free 1-888-378-1630. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary. Free copies of the Fund’s SAI, Shareholder Reports and Financial Statements and Additional Information included in the Fund’s most recent report filed on Form N-CSR are also available from our Internet site at: www.morganstanley.com/im/shareholderreports.
You also may obtain information about the Fund by calling your Financial Intermediary, if applicable, or by visiting our Internet site.
Shareholder Reports and other information about the Fund, such as Fund financial statements, are available on the EDGAR Database on the SEC’s Internet site at:  http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.
Morgan Stanley Distribution, Inc., member  FINRA.
The Trust’s 1940 Act registration number is 811-21339.
© 2026 Morgan Stanley
LFDAPPRO 2/26

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS

Statement of Additional Information
February 3, 2026

Share Class and Ticker Symbol
Fund Name	DAP Class	Insti- tutional Class	Insti- tutional Plus Class	Insti- tutional Select Class	Investor Class	Admin- istrative Class	Advisory Class	Par- ticipant Class	Cash Manage- ment Class	Select Class	Castle Oak Class	Impact Class	Impact Partner Class	Advisor Class
Treasury Securities Portfolio	MDPXX	MSUXX	MSXXX	MSSXX	MNVXX	MAMXX	MVYXX	MPRXX	MHSXX	MSEXX	—	IMXXX	IPUXX	MAZXX
Morgan Stanley Institutional Liquidity Funds (the “Trust”) is a mutual fund currently consisting of the following seven portfolios: the Treasury Securities Portfolio (the “Fund”), the Government Portfolio, the Treasury Portfolio,  the Prime Portfolio, the Government Securities Portfolio, the Tax-Exempt Portfolio and the Money Market Portfolio. The  Fund offers the following classes of shares: DAP Class, Institutional Class, Institutional Plus Class, Institutional Select Class, Investor Class, Administrative Class, Advisory Class, Participant Class, Cash Management Class, Select Class, Impact Class, Impact Partner Class and Advisor Class.  The Trust is designed to provide investors with a variety of liquidity options. This Statement of Additional Information (the “SAI”) sets forth information about the Trust and information applicable to the Fund. Information regarding the Administrative Class, Advisory Class, Cash Management Class, Investor Class, Impact Partner Class, Participant Class, Select Class, Wealth Class, Wealth S Class and Advisor Class of the Money Market Portfolio and the Administrative Class, Advisory Class, Cash Management Class, CastleOak Class, Impact Class, Impact Partner Class, Institutional Class, Institutional Select Class, Investor Class and Participant Class of the Prime Portfolio and the Administrative Class, Advisory Class, Cash Management Class, Institutional Class, Institutional Select Class, Investor Class and Participant Class of the Government Securities Portfolio and the Administrative Class, Advisory Class, Cash Management Class, Investor Class, Participant Class, Select Class, Wealth Class, Wealth S Class and Advisor Class of the Tax-Exempt Portfolio is set forth in separate SAIs dated February 28, 2025, as each may be supplemented from time to time. Information regarding the Administrative Class, Advisory Class, Cash Management Class, CastleOak Class, Impact Class, Impact Partner Class, Institutional Class, Institutional Select Class, Investor Class, Participant Class, Select Class, Advisor Class and Institutional Plus Class of the Government Portfolio and the Administrative Class, Advisory Class, Cash Management Class, Institutional Class, Institutional Select Class, Investor Class, Participant Class, Select Class, Advisor Class and Institutional Plus Class of the Treasury Portfolio is set forth in a separate SAI dated August 25, 2025. This  SAI is not a prospectus but should be read in conjunction with the Fund’s Prospectuses relating to the Institutional Class, Institutional Select Class, Investor Class, Administrative Class, Advisory Class, Participant Class, Cash Management Class, Select Class, Impact Class, Impact Partner Class and Advisor Class dated February 28, 2025, Institutional Plus Class dated August 25, 2025 and DAP Class dated February 3, 2026, as each may be supplemented from time to time.  To obtain any of these Prospectuses without charge, please call Morgan Stanley Shareholder Services at the number indicated below.
The Fund’s report filed on Form  N-CSR includes the Fund’s audited financial statements, including notes thereto, and the report of the Fund’s independent registered public accounting firm, which are incorporated by reference into this  SAI. The annual financial statements and additional information included in the Fund’s most recent report filed on Form N-CSR are separate documents supplied with this SAI.
MORGAN STANLEY SHAREHOLDER SERVICES: 1-888-378-1630
PRICES AND INVESTMENT RESULTS: WWW.MORGANSTANLEY.COM/LIQUIDITY

FUND INVESTMENTS AND STRATEGIES
The following discussion of the Fund’s investments and risks should be read in conjunction with the sections of the Fund’s Prospectuses entitled “Principal Investment Strategies,” “Principal Risks,” “Approach,” and “Additional Information about Fund Investment Strategies and Related Risks.” The  Fund’s investments are limited by the quality, maturity and diversification requirements adopted under Rule 2a-7 of the Investment Company Act of 1940, as amended (“Rule 2a-7” of the “1940 Act”). In addition, the Fund is “diversified” and, as such, the Fund’s investments are required to meet certain diversification requirements under federal securities laws.
Morgan Stanley Investment Management Inc. is the adviser (the “Adviser” or “MSIM”) to the Fund.

Treasury Securities Portfolio
Equity Securities:
Common Stocks
Preferred Stocks
Rights
Warrants
IPOs
Convertible Securities
Investment Company Securities
Exchange-Traded Funds
Real Estate Investing
—REITs
—Foreign Real Estate Companies
—Specialized Ownership Vehicles
Special Purpose Acquisition Companies
Fixed-Income Securities:
Investment Grade Securities
High Yield Securities
Distressed and Defaulted Securities
U.S. Government Securities	X
U.S. Treasury Obligations	X
Agencies	X
Corporates	X
Floating and Variable Rate Obligations
Adjustable Rate Government Securities
Promissory Notes
Money Market Instruments
Cash Equivalents
Senior Loans
Mortgage-Related Securities
Lease Obligations	X
Repurchase Agreements	X
Municipals	X
Tender Option Bonds	X
Asset-Backed Securities	X
Collateralized Loan Obligations
Temporary Investments	X
Variable Rate Master Demand Notes	X
Residual Interest Bonds
Zero Coupons	X
Eurodollar and Yankee Dollar Obligations	X
Custodial Receipts
Funding Agreements

Treasury Securities Portfolio
Foreign Investment:
Emerging Market Securities
Foreign Equity Securities
Foreign Government Fixed-Income Securities
Foreign Currency Transactions
Brady Bonds
Investment Funds
Other Securities and Investment Strategies:
Loans of Portfolio Securities
Private Placements
When-Issued Securities	X
Borrowing for Investment Purposes
Reverse Repurchase Agreements
Short Sales
Illiquid Investments
Demand Features	X
Bank Obligations
Leveraging	X
Risks of Indirect Exposure to Crypto Assets
—Crypto Assets Risk
—Crypto Asset Tax Risk
—Digital Asset-Related Companies
—Bitcoin Futures
—Bitcoin ETPs
Derivatives:
Currency Forwards
Futures Contracts
Options
Swaps
Contracts for Difference
Structured Investments
Combined Transactions
Additional Risks:
Regulatory Matters	X
Special Risks Related to Cyber Security	X
Regulatory and Legal Risk	X
Market and Geopolitical Risk	X
ESG Investment Risk
Use of Artificial Intelligence Technology Risk	X
Investments in Artificial Intelligence Companies
Agencies. Agencies refer to fixed-income securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities. They may or may not be backed by the full faith and credit of the United States. If they are not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Agencies that are backed by the full faith and credit of the United States include the Export-Import Bank, Farmers Home Administration, Federal Financing Bank and others. Certain debt issued by Resolution Funding Corporation has both its principal and interest backed by the full faith and credit of the U.S. Treasury in that its principal is backed by U.S. Treasury zero coupon issues, while the U.S. Treasury is explicitly required to advance funds sufficient to pay interest on it, if needed. Certain agencies and instrumentalities, such as the Government National Mortgage Association (“Ginnie Mae”), are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make “indefinite and unlimited” drawings on the Treasury if needed to service their debt. Debt from certain other agencies and instrumentalities, including the Federal Home Loan Banks, the Federal National Mortgage Association (“Fannie Mae”)  and  the Federal Home Loan Mortgage Corporation (“Freddie Mac”), are not guaranteed by the United States, but those institutions are protected by the discretionary authority of the U.S. Treasury to purchase certain amounts of their securities to assist them in meeting their debt obligations. Finally, other agencies and instrumentalities, such as the Farm Credit System, are federally chartered institutions under U.S. Government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the U.S. Government. Some of the U.S. government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration and the Tennessee Valley Authority.
An instrumentality of the U.S. Government is a government agency organized under federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Bank, Central Bank for Cooperatives, Federal Intermediate Credit Banks and Fannie Mae.
U.S. Government Securities. U.S. government securities refer to a variety of fixed-income securities issued or guaranteed by the U.S. government and its various instrumentalities and agencies. The U.S. government securities that the Fund  may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government. Securities issued by the U.S. Treasury generally provide a lower current return than obligations of other issuers. U.S. government securities are subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates. The U.S. government securities in which the Fund may invest may pay fixed, floating, variable, or adjustable interest rates. For more information about interest rate risks associated with the Fund’s investments in U.S. government securities, see “Credit and Interest Rate Risk”.
U.S. Treasury Obligations. The U.S. Treasury obligations that the Fund may purchase include U.S.  Treasury bills, notes and bonds.
U.S. Treasury obligations, which are backed by the full faith and credit of the United States, have historically involved minimal risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Securities issued or guaranteed by the U.S. Treasury are backed by the full faith and credit of the United States but are guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to and redemptions from the Fund. Because U.S. Treasury obligations trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.
Asset-Backed Securities. The Fund may invest in asset-backed securities. Asset-backed securities utilize the securitization techniques used to develop mortgage-backed securities (“MBS”). These techniques are also applied to a broad range of other assets. Various types of assets, primarily automobile and credit card receivables and home equity loans, are being securitized in pass-through structures similar to the mortgage pass-through structures. These types of securities are known as asset-backed securities. The Fund may invest in any type of asset-backed security. Asset-backed securities have risk characteristics similar to MBS. Like MBS, they generally decrease in value as a result of interest rate increases, but may benefit less than other fixed-income securities from declining interest rates, principally because of prepayments. Also, as in the case of MBS, prepayments generally increase during a period of declining interest rates although other factors, such as changes in credit use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal, regulatory and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities.
Corporates. Corporates are fixed-income securities issued by private businesses. Holders, as creditors, have a prior legal claim over holders of equity securities of the issuer as to both income and assets for the principal and interest due to the holder. The Fund will buy corporates subject to any quality constraints set forth under Rule 2a-7.
Lease Obligations. Included within the revenue bonds category in which the Fund may invest are participations in lease obligations or installment purchase contracts (hereinafter collectively called “lease obligations”) of municipalities. State and local governments, agencies or authorities issue lease obligations to acquire equipment and facilities. Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Leases, and installment purchase or conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer), have developed as a means for governmental issuers to acquire property and equipment without the necessity of complying with the constitutional and statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing “non-appropriation” clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

In addition, lease obligations do not have the depth of marketability associated with more conventional municipal obligations, and, as a result, certain of such lease obligations may be considered illiquid securities. The Adviser, pursuant to procedures adopted by the Trustees, will make a determination as to the liquidity of each lease obligation purchased by the Fund. If a lease obligation is determined to be “liquid,” the security will not be included within the category “illiquid securities.”
Repurchase Agreements. Repurchase agreements are transactions in which the Fund  purchases a security or basket of securities and simultaneously commits to resell that security or basket to the seller (a bank, broker or dealer) at a mutually agreed-upon date and price. The resale price reflects the purchase price plus an agreed-upon market rate of interest which is not directly related to the coupon rate or date of maturity of the purchased security. The term of these agreements usually ranges from overnight to one week, and never exceeds one year. Repurchase agreements with a term of over seven days are considered illiquid.
In these transactions, the Fund receives securities that have a market value at least equal to the purchase price (including accrued interest) of the repurchase agreement, and this value is maintained during the term of the agreement. These securities are held by State Street Bank and Trust Company (the “Custodian”) or an approved third-party for the benefit of the Fund until repurchased. Repurchase agreements permit the Fund to remain fully invested while retaining overnight flexibility to pursue investments of a  longer-term nature. If the seller defaults and the value of the repurchased securities declines, the Fund might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Fund’s realization upon the collateral may be delayed.
While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Fund follows procedures approved by the Trustees that are designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continually monitored by the Adviser. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. The Fund may invest in repurchase agreements backed by municipal securities and non-governmental collateral such as corporate debt obligations, convertible securities and common and preferred stock. Certain of these securities may be rated below investment grade. Repurchase agreements involving obligations other than U.S. government securities may be subject to special risks. Repurchase agreements secured by obligations that are not eligible for direct investment under the Fund’s investment objectives and restrictions may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent.
The Fund may enter into repurchase agreements on a forward commitment basis. To the extent the Fund does so and the counterparty to the trade fails to effectuate the trade at the scheduled time, the Fund may be forced to deploy its capital in a repurchase agreement with a less favorable rate of return than it otherwise may have achieved or may be unable to enter into a repurchase agreement at all at the desired time.
In December 2023, the SEC adopted rule amendments providing that any covered clearing agency (“CCA”) for U.S. Treasury securities require that every direct participant of the CCA (which generally would be a bank or broker-dealer) submit for clearance and settlement all eligible secondary market transactions in U.S. Treasury securities to which it is a counterparty. The clearing mandate includes in its scope all repurchase or reverse repurchase agreements of such direct participants collateralized by U.S. Treasury securities (collectively, “Treasury repo transactions”) of a type accepted for clearing by a registered CCA, including both bilateral Treasury repo transactions and triparty Treasury repo transactions where a bank agent provides custody, collateral management and settlement services.
The Treasury  repo transactions of the Fund with any direct participants of a CCA will be subject to the mandatory clearing requirement. Compliance with the clearing mandate for Treasury repo transactions will be required by June 30, 2027. The Fund will be required to clear all or substantially all of its Treasury repo transactions as of the compliance date. There are currently substantial regulatory and operational uncertainties associated with the implementation of these requirements which may affect the cost, terms and/or availability of cleared repo transactions.
The Fund will not invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amount to more than 5% of its net assets. The Fund’s investments in repurchase agreements may at times be substantial when, for example, in the view of the Fund’s Adviser, liquidity or other conditions warrant.
Demand Features. The Fund may acquire securities or other obligations that are subject to puts and standby commitments (“Demand Features”) to purchase the securities at their principal amount (usually with accrued interest) within a specified period (usually seven days) following a demand by the Fund. These rights may be available at only specified intervals and may be referred to as a put, demand feature or “standby commitment,” depending on its characteristics. Securities and other obligations with Demand Features carry a feature that gives the Fund the right to tender the securities or other obligations to a specified party, usually the issuer or a remarketing agent, prior to maturity. The Fund may also purchase long-term bonds (sometimes referred to as “put bonds”), which are subject to the Fund’s commitment to put the bond back to the issuer at par at a designated time within thirteen months and the issuer’s commitment to so purchase the bond at such price and time. The purpose of engaging in transactions involving Demand Features is to maintain flexibility and improve liquidity.
Under a “standby commitment,” a dealer agrees to purchase, at the Fund’s option, specified securities at a specified price. The Fund will acquire these commitments to facilitate portfolio liquidity. Standby commitments may also be referred to as put options.
Demand Features may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party and may not be transferred separately from the underlying security. The underlying securities subject to a put may be sold at any time at market rates. The Fund may pay a premium for puts and other Demand Features and, as a result, the aggregate price which the Fund pays for securities with these features may be higher than the price which otherwise would be paid for the securities. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security.
Generally, the Fund may exercise Demand Features (1) upon a default under the terms of the underlying security, (2) to maintain its portfolio in accordance with its investment objective and policies or applicable legal or regulatory requirements or (3) as needed to provide liquidity to the Fund. There is no assurance that standby commitments or other Demand Features will be available to the Fund or that standby commitments or other Demand Features will be available under all market conditions or available on satisfactory terms. Demand Features are subject to the credit risk of the entity providing the Demand Feature.
In addition, Demand Features may be backed by a bank letter of credit or guarantee, or the credit enhancement issued with respect to such instrument, which may permit the Fund to sell the instrument at designated times and prices. The credit standing of the bank or financial institution providing this feature affects the credit quality of the underlying obligation. The ability of a bank or other financial institution to fulfill its obligations under a letter of credit, guarantee or other liquidity arrangement might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors. Changes in the credit quality of these financial institutions could cause losses to the Fund and affect its share price. In addition, Demand Features provided by foreign banks involve certain risks associated with foreign investments. Credit and liquidity enhancements may have conditions that limit the ability of the Fund to use them when the Fund wishes to do so.
Municipals. Municipal securities include debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the income on which is generally exempt from regular federal income tax at the time of issuance, in the opinion of bond counsel or other counsel to the issuers of such securities. Municipals include both municipal bonds (those securities with maturities of five years or more) and municipal notes (those with maturities of less than five years). Municipal bonds are issued for a wide variety of reasons: to construct public facilities, such as airports, highways, bridges, schools, hospitals, mass transportation, streets, water and sewer works; to obtain funds for operating expenses; to refund outstanding municipal obligations; and to loan funds to various public institutions and facilities. Certain industrial development bonds are also considered municipal bonds if their interest is exempt from regular federal income tax. Industrial development bonds are issued by, or on behalf of, public authorities to obtain funds for various privately-operated manufacturing facilities, housing, sports arenas, convention centers, airports, mass transportation systems and water, gas or sewage works. Industrial development bonds are ordinarily dependent on the credit quality of a private user, not the public issuer. Private activity bonds are another type of municipal security.
The two principal classifications of municipal bonds are “general obligation” and “revenue” or “special tax” bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Thus, these bonds may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes and its ability to maintain a fiscally sound budget. The timely payments may also be influenced by any unfunded pension liabilities or other post-employee benefit plan liabilities. These bonds may also depend on legislative appropriation and/or funding or other support from other governmental bodies in order to make payments. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. As a result, these bonds historically have been subject to a greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations.
Industrial revenue bonds in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Short-term municipal obligations issued by states, cities, municipalities or municipal agencies, include tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes and short-term discount notes.
Private activity bonds may be used by municipalities to finance the development of industrial facilities for use by private enterprise. Principal and interest payments are to be made by the private enterprise benefitting from the development, which means that the holder of the bond is exposed to the risk that the private issuer may default on the bond. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor).

Municipal notes are issued to meet the short-term funding requirements of local, regional and state governments. Municipal notes include bond anticipation notes, revenue anticipation notes and tax and revenue anticipation notes. These are short-term debt obligations issued by state and local governments to aid cash flows while waiting for taxes or revenue to be collected, at which time the debt is retired. Other types of municipal notes in which the Fund may invest are construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes and similar instruments.
Municipal bonds generally include debt obligations issued by states and their political subdivisions, and duly constituted authorities and corporations, to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works. Municipal bonds may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. In addition, municipal bonds may include obligations of municipal housing authorities and single-family mortgage revenue bonds. Weaknesses in federal housing subsidy programs and their administration may result in a decrease of subsidies available for payment of principal and interest on housing authority bonds. Economic developments, including fluctuations in interest rates and increasing construction and operating costs, may also adversely impact revenues of housing authorities. In the case of some housing authorities, inability to obtain additional financing could also reduce revenues available to pay existing obligations. Single-family mortgage revenue bonds are subject to extraordinary mandatory redemption at par in whole or in part from the proceeds derived from prepayments of underlying mortgage loans and also from the unused proceeds of the issue within a stated period which may be within a year from the date of issue.
Note obligations with demand or put options may have a stated maturity in excess of one year, but permit any holder to demand payment of principal plus accrued interest upon a specified number of days’ notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer of such notes normally has a corresponding right, after a given period, to repay at its discretion the outstanding principal of the note plus accrued interest upon a specific number of days’ notice to the bondholders. The interest rate on a demand note may be based upon a known lending rate, such as the prime lending rate, and be adjusted when such rate changes, or the interest rate on a demand note may be a market rate that is adjusted at specified intervals. Each note purchased by the Fund  will meet the quality criteria set out in the Prospectus for the Fund.
The yields of municipal bonds depend on, among other things, general money market conditions, conditions in the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of  Moody’s and Standard & Poor’s  represent their opinions of the quality of the municipal bonds rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon, but with different ratings, may have the same yield. It will be the responsibility of the  Adviser to appraise independently the fundamental quality of the bonds held by the Fund.
Municipal bonds are sometimes purchased on a “when-issued” or “delayed-delivery” basis, which means the Fund has committed to purchase certain specified securities at an agreed-upon price when they are issued. The period between commitment date and issuance date can be a month or more. It is possible that the securities will never be issued and the commitment canceled.
From time to time proposals have been introduced before Congress to restrict or eliminate the regular federal income tax exemption for interest on municipal bonds. Similar proposals may be introduced in the future.
Similarly, from time to time proposals have been introduced before state and local legislatures to restrict or eliminate the state and local income tax exemption for interest on municipal bonds. Similar proposals may be introduced in the future.
The  Fund may also purchase bonds the income on which is subject to the alternative minimum tax (“AMT bonds”). AMT bonds are tax-exempt private activity bonds issued after August 7, 1986, the proceeds of which are directed, at least in part, to private, for-profit organizations. While the income from AMT bonds is exempt from regular federal income tax, it is a tax preference item in the calculation of the alternative minimum tax. The alternative minimum tax is a special separate tax that applies to some taxpayers who have certain adjustments to income or tax preference items.
An issuer of municipal securities may file for bankruptcy or otherwise seek to reorganize its debts by extending debt maturities, reducing the amount of principal or interest, refinancing the debt or taking other measures, in each case which may significantly affect the rights of creditors and the value of the municipal securities and the value of the Fund’s investments in such municipal securities. In addition, changes to bankruptcy laws may adversely impact the Fund’s investments in municipal securities, including creditor rights, if the issuer seeks bankruptcy protection.
Build America Bonds are taxable municipal securities on which the issuer receives federal support of the interest paid. Assuming certain specified conditions are satisfied, issuers of Build America Bonds may either (i) receive reimbursement from the U.S. Treasury with respect to a portion of its interest payments on the bonds (“direct pay” Build America Bonds) or (ii) provide tax credits to investors in the bonds (“tax credit” Build America Bonds). Unlike most other municipal securities, interest received on Build America

Bonds is subject to federal and state income tax. Issuance of Build America Bonds ceased on December 31, 2010. The number of Build America Bonds available in the market is limited, which may negatively affect the value of the Build America Bonds.
The Fund may hold municipal private placements. These securities are sold through private negotiations, usually to institutions or mutual funds, and generally have resale restrictions. Their yields are usually higher than comparable public securities to compensate the investor for their limited marketability.
Tender Option Bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) created by dividing the income stream provided by an underlying municipal bond having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates to create two securities issued by a special-purpose trust – floating rate certificates and residual interest securities. Tender option bonds are typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. The Fund holds the class of interest, or floating rate certificate, which receives tax-exempt interest based on short-term rates and has the ability to tender the certificate at par. As consideration for providing the tender option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. The tender option will be taken into account in determining the maturity of the tender option bonds and the Fund’s average portfolio maturity. There is a risk that the Fund may not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.
Temporary Investments. Under adverse or unstable market conditions or abnormal circumstances or when the Adviser believes that changes in market, economic, political or other conditions warrant, the Fund may, in the discretion of the Adviser, take temporary positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to such conditions or circumstances. In  such circumstances, the Treasury Securities Portfolio may invest without limit in cash and repurchase agreements with the Federal Reserve Bank of New York collateralized by U.S. Treasury obligations. If the Adviser incorrectly predicts the effects of these changes, or during periods of temporary defensive or other temporary positions, such defensive investments may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.
Variable Rate Master Demand Notes. These are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.
When-Issued Securities.  Certain fixed income securities are purchased on a “when-issued” basis. This means that the securities are purchased at a certain price, but may not be delivered for up to 90 days. No payment or delivery is made until the Fund receives payment or delivery from the other party to the transaction. Although the Fund receives no income from the above described securities prior to delivery, the market value of such securities is still subject to change. As a consequence, it is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price.
Eurodollar and Yankee Dollar Obligations. The Fund may invest in Eurodollar and Yankee dollar obligations. Eurodollar and Yankee dollar obligations are fixed-income securities that include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. The Eurodollar obligations may include bonds issued and denominated in euros. Eurodollar obligations may be issued by government and corporate issuers in Europe. Yankee dollar obligations, which include time deposits and certificates of deposit, are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign banks. Eurodollar bank obligations, which include time deposits and certificates of deposit, are U.S. dollar-denominated obligations issued outside the U.S. capital markets by foreign branches of U.S. banks and by  foreign banks. The Fund  may consider Yankee dollar obligations to be domestic securities for purposes of their investment policies.
Eurodollar and Yankee dollar obligations are subject to the same risks as domestic issues, notably credit risk, market risk and liquidity risk. However, Eurodollar (and to a limited extent, Yankee dollar) obligations are also subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.
Zero Coupons. Zero coupons are fixed-income securities on which the holder does not receive periodic cash payments of interest or principal. Generally, these securities are subject to greater price volatility and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular intervals. Although the Fund will not receive cash periodic coupon payments on these securities, the Fund may be deemed to have received interest income, or “phantom income” during the life of the obligation. The  Fund may have to distribute such phantom income to avoid taxes at the Fund level, although it has not received any cash payment.
Zero coupons are sold at a discount from their face value. The difference between a zero coupon’s issue or purchase price and its face value represents the imputed interest an investor will earn if the obligation is held until maturity. For tax purposes, a portion of this imputed interest is deemed as income received by zero coupon bondholders each year. The  Fund intends to pass along such interest as a component of the Fund’s distributions of net investment income.
Zero coupons may offer investors the opportunity to earn a higher yield than that available on ordinary interest-paying obligations of similar credit quality and maturity. However, zero coupon prices may also exhibit greater price volatility than ordinary fixed-income securities because of the manner in which their principal and interest are returned to the investor.
Leveraging. The Fund may borrow money from a bank in an amount up to 33 1/3% of its respective total assets (including the amount borrowed) less its liabilities (not including any borrowings but including the fair market value at the time of computation of any other senior securities then outstanding). The Fund will maintain asset coverage in accordance with the 1940 Act. Leveraging portfolio assets has speculative characteristics. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations or to maintain asset coverage. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.
Additional Risks.
In addition to the investment strategies and risks described in the prospectus and above, the Fund is subject to the following risks:
Special Risks Related to Cyber Security. The Trust and its service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems; compromises to networks or devices that the Trust and its service providers use to service the Fund’s operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Trust and its service providers. The Trust and its service providers are also subject to the cyber security and data risks discussed with respect to their use of AI (defined below) tools, to the extent applicable, and the risk of AI tools and AI generated-content being used in criminal or negligent ways, including for cyber attacks.  Cyber attacks against or security breakdowns of the Trust or its service providers may adversely impact the Trust and its shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Fund to process transactions; inability to calculate the Fund’s NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Trust may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact issuers of securities in which the Fund invests, which may cause the Fund’s investment in such issuers to lose value. There can be no assurance that the Trust or its service providers will not suffer losses relating to cyber attacks or other information security breaches in the future.
Although the Fund does not currently employ blockchain technology or invest in crypto and digital assets in connection with  DAP Class shares, Financial Intermediaries through whom shareholders purchase and redeem DAP Class shares are expected to employ blockchain technology to maintain a record or a mirror record of share ownership for its customers. A blockchain is a distributed ledger that records transactions between two parties in a verifiable and append-only manner using cryptography. Transactions on the blockchain are verified and authenticated by computers on the network. The process of authenticating a transaction before it is recorded seeks to ensure that only valid and authorized transactions are permanently recorded on the blockchain in collections of transactions called “blocks.” Blockchain networks are based upon software source code that establishes and governs their respective cryptographic systems for verifying transactions. Complex information technology and communications systems, such as blockchain networks, are subject to a number of different threats or risks (including operational, information security, cyber-attacks and related risks) that could adversely affect the Fund, its shareholders and Financial Intermediaries through whom you purchase and redeem shares of the Fund. The use of blockchain technology is relatively new and still evolving. The Fund, transfer agent, co-transfer agent, Adviser, Distributor and their affiliates will not be responsible for any loss in connection with the use of  blockchain technology by your Financial Intermediary. You should contact your Financial Intermediary about whether or how it uses blockchain technology and the associated risks.
Regulatory and Legal Risk.  U.S. and non-U.S. governmental agencies and other regulators regularly implement additional (or amended) regulations and legislators pass new laws (or amend existing laws) that affect the investments held by the Fund, the strategies used by the Fund  or the level of regulation or taxation applying to the Fund  (such as regulations related to investments in derivatives and other transactions). These regulations and laws impact the investment strategies, performance, costs and operations of the Fund  or taxation of shareholders. For example, the SEC adopted amendments to rules related to fund names and related strategies, which could result in costs to the Fund in amending its name and/or strategies accordingly. In addition, a rapidly expanding or otherwise more aggressive regulatory environment may impose greater costs on all sectors and on financial services companies in particular.
Market and Geopolitical Risk. The value of your investment in the Fund  is based on the values of the Fund’s investments. These values change daily due to economic and other events that affect or are perceived or expected to affect the  U.S. and global markets generally, as well as those that affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. Price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. The increasing interconnectivity between global economies and markets increases the likelihood that events or conditions in one region, sector, industry, market or with respect to one company may adversely impact issuers in a different country, region, sector, industry, or market. For example, adverse developments in the banking or financial services sector could impact companies operating in various sectors or industries (and in turn adversely impact the Fund’s investments) and otherwise adversely affect the Fund  and its operations. Securities in the Fund’s portfolio may  underperform due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market, political or financial system instability or uncertainty, embargoes, the threat and/or actual imposition of tariffs, sanctions and other trade barriers, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund’s portfolio, as well as its ability to sell securities to meet redemptions. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets. There is a risk that you may lose money by investing in the Fund.
Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. These types of events quickly and significantly impact markets in the U.S. and across the globe leading to extreme market volatility and disruption. The extent and nature of the impact on supply chains or economies and markets from these events is unknown, particularly if a health emergency or other similar event, persists for an extended period of time. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruption, could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the economies and financial markets and the Adviser’s investment advisory activities and services of other service providers, which in turn could adversely affect the Fund’s investments and other operations. The value of the Fund’s investment may decrease as a result of such events, particularly if these events adversely impact the operations and effectiveness of the Adviser or key service providers or if these events disrupt systems and processes necessary or beneficial to the investment advisory or other activities on behalf of the Fund.
Additionally, health crises and geopolitical developments have in the past, and may in the future, adversely impact a number of industries, including but not limited to retail, transportation, hospitality and entertainment. In addition to these or other developments having adverse consequences for certain companies and other issuers in which the Fund  invests and the value of the Fund’s investments therein, the operations of the Adviser (including those relating to the Fund) could be impacted adversely, including through quarantine measures and travel restrictions imposed on the Adviser’s, or service providers’ personnel located in affected countries, regions or local areas, or any related health issues of such personnel. Any of the foregoing events could materially and adversely affect the Adviser’s ability to source, manage and divest investments on behalf of the Fund and pursue the Fund’s investment objectives and strategies. Similar consequences could arise with respect to other infectious diseases.
Low or high interest rates may magnify the risks associated with rising interest rates. During periods of low interest rates, the Fund’s susceptibility to interest rate risk (i.e., the risks associated with changes in interest rates) may be magnified, its yield and income may be diminished and its performance may be adversely affected (e.g., during periods of low interest rates, the Fund may be unable to maintain positive returns). Changing interest rates, may have unpredictable effects on markets, including market volatility and reduced liquidity, and may adversely affect the Fund’s yield, income and performance. In addition, government actions (such as changes to interest rates) could have unintended economic and market consequences that adversely affect the Fund’s investments.

Investments in certain debt securities will be especially subject to the risk that, during certain periods, the liquidity of particular issuers or industries, or all securities within a particular investment category, may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate. Government and other public debt can be adversely affected by large and sudden changes in local and global economic conditions that result in increased debt levels. Although high levels of government and other public debt do not necessarily indicate or cause economic problems, high levels of debt may create certain systemic risks if sound debt management practices are not implemented. A high debt level may increase market pressures to meet an issuer’s funding needs, which may increase borrowing costs and cause a government or public or municipal entity to issue additional debt, thereby increasing the risk of refinancing. A high debt level also raises concerns that the issuer may be unable or unwilling to repay the principal or interest on its debt, which may adversely impact instruments held by the Fund that rely on such payments. Governmental and quasi-governmental responses to certain economic or other conditions may lead to increasing government and other public debt, particularly when such responses are unprecedented, which heighten these risks. Unsustainable debt levels can lead to declines in the value of currency, and can prevent a government from implementing effective counter-cyclical fiscal policy during economic downturns, can generate or contribute to an economic downturn or cause other adverse economic or market developments, such as increases in inflation or volatility. Increasing government and other public debt may adversely affect issuers, obligors, guarantors or instruments across a variety of asset classes.
Regulatory Matters. The Adviser, on behalf of the Fund, has filed a notice of eligibility with the National Futures Association (“NFA”) claiming an exclusion from the definition of the term “commodity pool operator” (“CPO”) pursuant to CFTC Regulation 4.5, as promulgated under the Commodity Exchange Act, as amended (“CEA”), with respect to the Fund’s operations. Therefore, neither the Fund nor the Adviser (with respect to the Fund) is subject to registration or regulation as a commodity pool or  CPO under the CEA. If the Adviser or the Fund becomes subject to these requirements, as well as related NFA rules, the Fund may incur additional compliance and other expenses.
Use of Artificial Intelligence Technology Risk. The Fund, its third-party vendors, shareholders, financial intermediaries or counterparties with which it interacts directly or indirectly may use or rely on proprietary and/or third-party technology, including artificial intelligence solutions. Artificial intelligence (“AI”) refers to computer systems capable of performing tasks that typically require human intelligence, including but not limited to machine learning, natural language processing, and generative and agentic AI technologies. These systems are designed to analyze data, learn from patterns, make decisions and solve problems. Actual usage of AI will vary and is likely to change over time. Investors should be aware that the use of AI tools, while potentially beneficial, presents a range of risks and may result in material adverse consequences (such as operational errors and investment/risks) for the Fund and/or its third-party vendors, shareholders, financial intermediaries or counterparties, and no assurance can be given that any controls adopted to govern the use of AI will fully mitigate the risks associated with AI technologies. In addition, AI technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to quickly evolve, and it is impossible to anticipate the full scope of future AI capabilities or rules and the associated risks.
Risk of Errors: AI tools may produce inaccurate, biased, insufficient, discriminatory, misleading, incomplete, undetectable manipulative or otherwise flawed responses due to (among other things) limitations in training data, algorithmic design or operational oversight. Such deficiencies may result in operational errors, investment losses,  reputational, financial, or social harm, legal liability, regulatory scrutiny or other adverse effects. The deployment and supervision of AI tools may increase operational and compliance risks. Inappropriate use of AI tools or overreliance on AI outputs without adequate human oversight may further exacerbate these risks.
Explainability Risk: The Fund may have limited visibility into the data sources, methodologies or decision-making processes underlying AI tools, which may complicate the assessment of reliability and risks of such AI tools. Errors or defects in the coding or design of AI tools may only become apparent after widespread deployment of such tools. Additionally, AI tools may present challenges in transparency, explainability, and traceability. Users of AI tools may not be able to fully explain how decisions are made or how data is processed, which could lead to operational, regulatory, or reputational risks.
Regulatory/Legal Risks: The legal and regulatory environment relating to AI is uncertain and evolving and future changes, such as those related to privacy, data protection and intellectual property, could have an impact on the use of AI and existing or emerging technologies that could impact the Fund and/or its third-party vendors, shareholders, financial intermediaries or  counterparties. It is possible that future changes in applicable legal and regulatory requirements could increase compliance costs. Any of these risks could adversely affect the Fund and/or its third-party vendors, shareholders, financial intermediaries or counterparties. Additionally, regulatory actions or legal challenges may impose restrictions or obligations that affect operational efficiency or compliance posture. There is no assurance the Fund can successfully assert proprietary rights in output generated by its use of AI tools.
Third-Party Use and Operational Resilience Risk: The Fund may not be able to control the use of AI technologies in third-party products or services, including those provided by the Fund’s service providers and/or other entities with which it interacts directly or indirectly. The use of third-party and open-source AI tools (if any) can pose additional risks relating to data protection and information security, including the potential exposure of confidential information to unauthorized recipients and the misuse of intellectual property, which could adversely affect the Fund. Reliance on a limited number of foundation models or third-party vendors may create concentration risk, potentially impacting operational resiliency and increasing vulnerability to systemic disruption.
Cybersecurity Risk: AI tools may be subject to heightened security vulnerabilities, cyber attacks, and/or other acts by malicious actors. Unauthorized persons who gain access to AI tools used by the Fund and/or its third-party vendors, shareholders, financial intermediaries or counterparties, or the underlying datasets thereof, may be able to access the Fund’s or investor’s data, to impede or disrupt the Fund and/or its third-party vendors, shareholders, financial intermediaries or counterparties’ ability to perform their functions, or corrupt the underlying AI tool through techniques such as data poisoning, which may cause the AI tools to produce erroneous outputs.
Additional Risks of AI Tools: The misuse of AI tools, whether intentional or inadvertent, may expose the Fund to additional risks. In addition, AI tools and technology are evolving rapidly and the integration of AI in systems and operations create new risks that can be difficult to assess and anticipate. For example, “agentic AI” (generally, a more autonomous version of AI) is a new area of AI that may be considered particularly speculative and risks may be heightened with respect to the use of “agentic AI” by the Fund and/or its third-party vendors, shareholders, financial intermediaries or counterparties.
Shareholders should note that the Fund reserves the right to, at any time, discontinue offering its shares, merge or reorganize itself (or a class of shares, if applicable) into another fund, or cease operations and liquidate, subject in each case to shareholder approval to the extent required by applicable law and regulation or the relevant organizational documents.
INVESTMENT OBJECTIVES AND LIMITATIONS
Fundamental Objectives/Limitations. The Fund’s investment objective has been adopted as fundamental and the Fund is subject to the following restrictions which are also fundamental policies and may not be changed without the approval of the lesser of (1) at least 67% of the voting securities of the  Fund present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund.
As a matter of fundamental policy, the Fund will not change its investment objective and will not:

1	invest in physical commodities or contracts on physical commodities;

2	purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities which are secured by interests in real estate;

3	make loans except: (i) by purchasing debt securities in accordance with its investment objectives and policies, or entering into repurchase agreements, (ii) by lending its portfolio securities, and (iii) by lending Fund assets to other funds of the Trust, so long as such loans are not inconsistent with the 1940 Act, or the rules and regulations, or interpretations or orders of the SEC thereunder;

4	with respect to 75% of its assets, purchase a security if, as a result, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any issuer;

5	purchase any securities other than obligations of U.S. regulated banks or of the U.S. Government, or its agencies or instrumentalities, if immediately after such purchase, 25% or more of the value of the Fund’s total assets would be invested in the securities of issuers in the same industry; there is no limitation as to investments in bank obligations or in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

6	with respect to 75% of its assets, purchase securities of any issuer if, as a result, more than 5% of the Fund’s total assets, taken at market value at the time of such investment, would be invested in the securities of such issuer except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

7	borrow money, except (i) the Fund may borrow money from a bank in an amount up to 5% of its total assets; (ii) as a temporary measure for extraordinary or emergency purposes, or to meet redemption requests which might otherwise require the untimely disposition of securities; and (iii) in connection with reverse repurchase agreements, provided that (i), (ii) and (iii) in combination do not exceed 33 1/3% of the Fund’s total assets (including the amount borrowed) less liabilities (exclusive of borrowings);

8	issue senior securities as defined in the 1940 Act except insofar as the Trust may be deemed to have issued a senior security by reason of (a) entering into any repurchase agreements or reverse repurchase agreements; (b) purchasing any securities on a when-issued or delayed delivery basis; (c) borrowing money as set forth above; or (d) lending portfolio securities; and

9	underwrite the securities of other issuers (except to the extent that the Trust may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the disposition of restricted securities).

In addition, as a non-fundamental policy, the Fund will not invest its assets in securities of any investment company, except as permitted by the 1940 Act or the rules, regulations, interpretations or orders of the SEC and its staff thereunder. The Fund may invest substantially all of its assets in a single open-end investment company or series thereof that has substantially the same investment objectives, policies and restrictions as the Fund.

The percentage limitations contained in these fundamental and non-fundamental limitations apply at the time of purchase of securities. A later change in percentage resulting from changes in the value of the Fund’s assets or in total or net assets of the Fund will not be considered a violation of the restriction and the sale of securities will not be required unless otherwise noted or required. The foregoing does not apply to borrowings. Future series of the Trust may adopt different limitations.
The investment policies, limitations or practices of the Fund may not apply during periods of unusual or adverse market, economic, political or other conditions. Such market, economic, political or other conditions may include periods of abnormal or heightened market volatility, strained credit and/or liquidity conditions or increased governmental intervention in the markets or industries. During such periods, the Fund may not invest according to its principal investment strategies or in the manner in which its name may suggest, and may be subject to different and/or heightened risks. It is possible that such unusual or adverse conditions may continue for extended periods of time. Although permitted under the fundamental policies set forth above, the Treasury Securities Portfolio will not lend its portfolio securities or otherwise lend its assets.
For purposes of policies adopted in accordance with Rule 35d-1 under the 1940 Act, the term “assets,” as defined in Rule 35d-1 under the 1940 Act, means net assets plus the amount of any borrowings for investment purposes.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Trust’s Board of Trustees and the Adviser have adopted policies and procedures regarding disclosure of portfolio holdings (the “Policy”). Pursuant to the Policy, the Adviser may disclose information concerning Trust portfolio holdings only if such disclosure is consistent with the antifraud provisions of the federal securities laws and the Trust’s and the Adviser’s fiduciary duties to Trust shareholders. In no instance may the Adviser or the Trust receive compensation or any other consideration in connection with the disclosure of information about the portfolio securities of the Trust. Consideration includes any agreement to maintain assets in the Trust or in other investment companies or accounts managed by the Adviser or by any affiliated person of the Adviser. Non-public information concerning portfolio holdings may be divulged to third parties only when the Trust has a legitimate business purpose for doing so and the recipients of the information are subject to a duty of confidentiality. Under no circumstances shall current or prospective Trust shareholders receive non-public portfolio holdings information, except as described below.
In order to comply with amendments to Rule 2a-7, information concerning the Trust’s portfolio holdings, as well as its daily weighted average portfolio maturity and weighted average life, is posted on its public website no later than five business days after the end of each month. It is also the current policy of the Trust to post this information on its website on a weekly basis. In addition, the Trust also discloses on its website its market-based NAV, daily and weekly liquid assets and daily net inflows and outflows as of each business day for the preceding six months, as of the end of the preceding business day. The market-based NAV is for informational purposes for the Treasury Securities Portfolio, which currently uses an amortized cost valuation methodology to value underlying securities, and the shares of this Fund generally transact at $1.00 per share. In the event that the Trust files information regarding certain material events with the SEC on Form N-CR, the Trust will disclose on its website certain information that the Trust is required to report on Form N-CR. The Trust provides a complete schedule of portfolio holdings for the second and fourth fiscal quarters in its reports on Form  N-CSR. Also, the Trust files a complete schedule of portfolio holdings information with the SEC on Form N-MFP within five business days after the end of each month. The SEC makes Form N-MFP filings publicly available on its website at the same time as the filing and a link to the SEC filing is posted on the Trust’s website.
All other portfolio holdings information that has not been disseminated in a manner making it available generally as described above is non-public information for purposes of the Policy.
The Trust also makes its complete portfolio holdings available weekly on its website, at least two business days following the end of the prior week. In addition, prospective investors generally may obtain holdings information if they enter into an agreement or undertaking to keep the information confidential.
The Trust may make selective disclosure of non-public portfolio holdings information pursuant to certain exemptions set forth in the Policy. Third parties eligible for exemptions under the Policy and therefore eligible to receive such disclosures currently include clients/shareholders (such as redeeming shareholders in-kind), fund rating agencies, information exchange subscribers, proxy voting or advisory services, pricing services, consultants and analysts, portfolio analytics providers, transition managers and service providers, provided that the third party expressly agrees to maintain the disclosed information in confidence and not to trade portfolio securities or related derivative securities based on the non-public information. Non-public portfolio holdings information may not be disclosed to a third party pursuant to an exemption unless and until the third party recipient has entered into a non-disclosure agreement with the Trust and the arrangement has been reviewed and approved, as set forth in the Policy and discussed below. In addition, persons who owe a duty of trust or confidence to the Trust or the Adviser may receive non-public portfolio holdings information without entering into a non-disclosure agreement. Currently, these persons include (i) the Fund’s independent registered public accounting firm (as of the Trust’s fiscal year-end and on an as-needed basis), (ii) counsel to the Fund  (on an as-needed basis), (iii) counsel to the Independent Trustees (on an as-needed basis) and (iv) members of the Board of Trustees (on an as-needed basis). Subject to the terms and conditions of any agreement between the Adviser or the Trust and the third party recipient, if these conditions for disclosure are satisfied, there shall be no restriction on the frequency with which Trust non-public portfolio holdings information is released, and no lag period shall apply (unless otherwise indicated below).
The Adviser may provide interest lists to broker-dealers who execute securities transactions for the Fund without entering into a non-disclosure agreement with the broker-dealers, provided that the interest list satisfies all of the following criteria: (1) the interest list must contain only the CUSIP numbers and/or ticker symbols of securities held in all registered management investment companies advised by the Adviser or any affiliate of the Adviser (the “Morgan Stanley Funds”) on an aggregate, rather than a fund-by-fund basis; (2) the interest list will not disclose portfolio holdings on a fund-by-fund basis; (3) the interest list must not contain information about the number or value of shares owned by a specified Morgan Stanley Fund; (4) the interest list may identify the investment strategy, but not the particular Morgan Stanley Funds, to which the list relates; and (5) the interest list may not identify the portfolio manager or team members responsible for managing the Morgan Stanley Funds.
The Trust may discuss or otherwise disclose performance attribution analyses (i.e., mention the effects of having a particular security in the portfolio(s)) where such discussion is not contemporaneously made public, provided that the particular holding has been disclosed publicly or the information that includes such holding(s) has been made available to shareholders requesting such information. Additionally, any discussion of the analyses may not be more current than the date the holding was disclosed publicly or the information that includes such holding(s) has been made available to shareholders requesting such information.
Portfolio holdings information may be provided to broker-dealers, prime brokers, futures commission merchants, or similar providers in connection with the Fund’s portfolio trading or operational processing activities; such entities generally need access to such information in the performance of their duties and responsibilities to fund service providers and are subject to a duty of confidentiality, including a duty not to trade on material non-public information, imposed by law or contract. Portfolio holdings information may also be provided to affiliates of MSIM  pursuant to regulatory requirements or for legitimate business purposes, which may include risk management, or may be reported by the Fund’s counterparties to certain global trade repositories pursuant to regulatory requirements.
The Adviser, the Trust and/or the Fund currently have entered into ongoing arrangements regarding the selective disclosure of complete portfolio holdings information with the following parties:

Name	Frequency[1]	Lag Time
Service Providers
State Street Bank and Trust Company	Daily basis	Daily
BlackRock Financial Management Inc.	Daily basis	[2]
KellyCo Marketing	Monthly basis and Quarterly basis	Varying lag times after the date of the information
R.R. Donnelley & Sons Company	Monthly basis and Quarterly basis	Varying lag times after the date of the information
Portfolio Analytics Providers
Bloomberg Finance, L.P.	Daily basis	[2]
Abel Noser Solutions, LLC	Daily basis	Daily
1	Dissemination of portfolio holdings information to entities listed above may occur less frequently than indicated (or not at all).
2	Information will typically be provided on a real time basis or as soon thereafter as possible.
Further, certain entities such as municipalities, which may not be authorized to enter into a non-disclosure agreement, may enter into an undertaking to keep any non-public holdings information confidential.
All disclosures of non-public portfolio holdings information made to third-parties pursuant to the exemptions set forth in the Policy must be reviewed and approved by the Adviser, which will also determine from time-to-time whether such third-parties should continue to receive portfolio holdings information.
The Adviser shall report quarterly to the Board of Trustees (or a designated committee thereof) at the next regularly scheduled meeting: (i) any material information concerning all parties receiving non-public portfolio holdings information pursuant to an exemption; and (ii) any new non-disclosure agreements entered into during the reporting period. Procedures to monitor the use of such non-public portfolio holdings information may include requiring annual certifications that the recipients have utilized such information only pursuant to the terms of the agreement between the recipient and the Adviser and, for those recipients receiving information electronically, acceptance of the information will constitute reaffirmation that the third-party expressly agrees to maintain the disclosed information in confidence and not to trade portfolio securities based on the non-public information.
PURCHASE AND REDEMPTION OF SHARES
Purchase of Shares. The name of the Fund requested should be designated on the Account Registration Form. The Fund reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders, and (iii) to reduce or waive the minimum for initial and subsequent investments. The officers of the Trust may from time to time waive the minimum initial and subsequent investment requirements in connection with investments in the Trust by certain investors, including but not limited to (a) employees of the Adviser and its affiliates, and (b) other investors with whom the Adviser wishes to develop a relationship or whose investments are expected, over a reasonable period of time, to exceed the minimum initial investment requirement.
The Fund declares dividends daily and, therefore, at the time of a purchase, must have funds immediately available for investment. As a result, you must pay for shares of the Fund with monies credited to the Fund’s custodian by a Federal Reserve Bank (“Federal Funds”).
Investors purchasing and redeeming shares of the Fund through a financial intermediary may be charged a transaction-based fee or other fee for the financial intermediary’s services. Each financial intermediary is responsible for sending you a schedule of fees and information regarding any additional or different conditions regarding purchases and redemptions. Customers of financial intermediaries should read this SAI in light of the terms governing accounts with their organization. The Trust does not pay compensation to or receive compensation from financial intermediaries for the sale of Advisor Class or Institutional Class Shares but does pay compensation in connection with other share classes.
Neither Morgan Stanley Distribution, Inc. (the “Distributor”) nor the Trust will be responsible for any loss, liability, cost, or expense for acting upon facsimile instructions or upon telephone instructions that they reasonably believe to be genuine. In order to confirm that telephone instructions in connection with redemptions are genuine, the Trust and the Distributor will provide written confirmation of transactions initiated by telephone.
Redemption of Shares. Redemptions are not made on days during which the New York Stock Exchange (“NYSE”) is closed or on the following federal holidays: Columbus Day and Veterans Day. Generally, for Advisor Class, payment for Trust shares sold will be made to your Financial Intermediary within one business day of the day on which the order is processed. For all other share classes, payment for Trust shares sold will generally be made on the day on which the order is processed, but under certain circumstances may not be made until the next business day. The Trust may postpone and/or suspend redemption and payment beyond one business day only as follows: (a) for any period during which there is a non-routine closure of the Federal Reserve Wire Network or applicable Federal Reserve Banks; (b) any period (i) during which the NYSE is closed other than customary weekend and holiday closings or (ii) during which trading on the New York Stock Exchange is restricted; (c) for any period during which an emergency exists as a result of which (i) disposal of securities owned by a Fund is not reasonably practicable or (ii) it is not reasonably practicable for a Fund to fairly determine the NAV of shares of a Fund; (d) for any period during which the SEC has, by rule or regulation, deemed that (i) trading shall be restricted or (ii) an emergency exists; (e) for any period that the SEC may by order permit; or (f) for any period during which the Trust as part of a necessary liquidation of a Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws. In addition, for Advisor Class, when the Securities Industry and Financial Markets Association recommends that the securities markets close early, payments with respect to redemption requests received subsequent to the recommended close will be made the business day after the day on which the securities market re-opens. For all other share classes, when the Securities Industry and Financial Markets Association recommends that the securities markets close early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, a Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, or such time as noted in a Fund’s Prospectus, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations.
The Trust has made an election with the SEC pursuant to Rule 18f-1 under the 1940 Act to pay in cash all  redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of a Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid in whole or in part in investment securities or in cash, as the Trustees may deem advisable; however, payment will be made wholly in cash unless the Trustees believe that economic or market conditions exist which would make such a practice detrimental to the best interests of the Trust. If redemptions are paid in investment securities, such securities will be valued as set forth in the Fund’s Prospectus under “Valuation of Shares” and a redeeming shareholder would normally incur brokerage expenses in converting these securities to cash.
No charge is made by the Fund for  redemptions. Redemption proceeds may be more or less than the shareholder’s cost depending on the market value of the securities held by the Fund. As discussed in the Fund’s Prospectus, a redemption is subject to the possibility of a liquidity fee.
Transactions With Brokers/Dealers. The Trust has authorized certain brokers to accept on its behalf purchase and redemption orders. Some of these brokers are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. For purposes of determining the purchase price of shares, a Fund will be deemed to have received a purchase or redemption order when an authorized broker, or if applicable, a broker’s authorized designee, accepts the order. In other words, orders will be priced at the NAV next computed after such orders are accepted by an authorized broker or the broker’s authorized designee.

ACCOUNT POLICIES AND FEATURES
Transfer of Shares.  Shareholders may transfer shares of the Fund to another person by written request to Shareholder Services at Morgan Stanley Institutional Liquidity Funds, c/o SS&C Global Investor and Distribution Solutions, Inc., 333 W 11th Street, Kansas City, MO 64105. If shares are being transferred to an existing account, the request should clearly identify the account and number of shares to be transferred and include the signature of all registered owners and all share certificates, if any, which are subject to the transfer. The signature on the letter of request, the share certificate or any stock power must be guaranteed in the same manner as described under “Redemption of Shares.” As in the case of redemptions, the written request must be received in good order before any transfer can be made.
Valuation of Shares.  For the purpose of calculating the  Treasury Securities Portfolio’s NAV, securities are valued by the amortized cost method of valuation, which does not take into account unrealized gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value based on amortized cost is higher or lower than the price this Fund would receive if it sold the instrument.
The use of amortized cost and the maintenance of the Fund’s NAV at $1.00 is based on its election to operate under the provisions of Rule 2a-7. As conditions of operating under Rule 2a-7, the Fund must maintain a dollar-weighted average Fund maturity of 60 days or less, purchase only instruments having remaining maturities of thirteen months or less and invest only in U.S. dollar-denominated securities which are determined by the Trustees to present minimal credit risks and which are of eligible quality as determined under the rule.
The Board adopted procedures reasonably designed, taking into account current market conditions and the Fund’s investment objective, to stabilize the NAV as computed for the purposes of sales and redemptions at $1.00. These procedures include periodic review, as the Trustees deem appropriate and at such intervals as are reasonable in light of current market conditions, of the relationship between the amortized cost value per share and a NAV based upon available indications of market value. In such a review, investments for which market quotations are readily available are fair valued at the most recent bid price or quoted yield equivalent for such securities or for securities of comparable maturity, quality and type as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets are valued at fair value, as determined in good faith by the Board.
The Fund relies on various sources to calculate its NAV. The ability of the Fund to calculate the NAV per share of the Fund is subject to operational risks associated with processing or human errors, systems or technology failures, cyber attacks and errors caused by third party service providers, data sources, or trading counterparties. Such failures may result in delays in the calculation of the Fund’s NAV and/or the inability to calculate NAV over extended time periods. The Fund may be unable to recover any losses associated with such failures. In addition, if the third-party service providers and/or data sources upon which the Fund directly or indirectly relies to calculate its NAV or price individual securities are unavailable or otherwise unable to calculate the NAV correctly, it may be necessary for alternative procedures to be utilized to price the securities at the time of determining the Fund’s NAV.
In general, fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When there is no public market or possibly no market at all for an asset, fair value represents, in general, a good faith approximation of the current value of an asset. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures or by other investors. The fair value of an asset may not be the price at which that asset is ultimately sold.
For the Fund, in the unlikely event that the Board are to determine pursuant to Rule 2a-7 that the extent of the deviation between the Fund’s amortized cost per share and its market-based NAV may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including, but not limited to, considering suspending redemption of shares and liquidating the Fund under Rule 22e-3 under the 1940 Act.
In the event of a negative interest rate environment, the net income of a Fund may fall below zero (i.e., become negative). If this occurs, or to the extent the deviation between a Fund’s amortized cost per share and its market-based NAV may result in material dilution or other unfair results to shareholders,  the Trustees may enact certain measures to seek to maintain a stable NAV per share at $1.00 for the Fund. These measures may include the reduction or suspension of the issuance of dividends, the implementation of reverse distributions or periodic reverse share splits, as necessary in the Trustees’ judgment, to seek to maintain a stable NAV per share at $1.00. In each case, measures taken by the Trustees in an effort to stabilize the NAV per share at $1.00 are subject to applicable law and the provisions of the Fund’s organizational documents. Investments in a Fund are subject to the potential that the Trustees may enact such measures.
A Fund may also effect reverse distributions to offset the impact of the negative income on a Fund’s NAV per share, thereby reducing the number of shares outstanding and maintaining a stable NAV per share at $1.00. In a reverse distribution, the number of shares would be reduced on a pro rata basis from each shareholder. Before a Fund may implement a reverse distribution, the Fund’s Board must determine that it is in the best interests of the Fund and its shareholders to do so. Currently, the Board has not made this determination.
If there is a reverse share split, the number of shares of a Fund will decrease, on a pro rata basis, as necessary to reflect the negative income of the Fund and maintain a stable NAV per share at $1.00. Before a Fund may implement a reverse share split, the Fund’s Board must determine that it is in the best interests of the Fund and its shareholders to do so. Currently, the Board has not made this determination.
Depending on the specific measure(s) taken, these measures would result in shareholders not receiving a dividend, holding fewer shares of the Fund and/or experiencing a loss in the aggregate value of their investment in the Fund. There is no assurance that the Trustees will take such actions or that such measures will result in a stable NAV per share of $1.00.
If the Trustees determine that it is no longer in the best interests of the Trust and its shareholders to maintain a stable price of $1.00 per share or if the Trustees believe that maintaining such price no longer reflects a market-based NAV, the Trustees have the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Trust will notify shareholders of the Fund of any such change.
The Fund invests in eligible securities (“Eligible Securities”) as defined in Rule 2a-7. An Eligible Security means a security: (i) with a remaining maturity of 397 calendar days or less that a Trust’s Board determines presents minimal credit risks to the Fund, which determination must include an analysis of the capacity of the security’s issuer or guarantor (including for this paragraph the provider of a conditional demand feature, when applicable) to meet its financial obligations, and such analysis must include, to the extent appropriate, consideration of the following factors with respect to the security’s issuer or guarantor: (a) financial condition; (b) sources of liquidity; (c) ability to react to future market-wide and issuer- or guarantor-specific events, including ability to repay debt in a highly adverse situation; and (d) strength of the issuer’s or guarantor’s industry within the economy and relative to economic trends, and issuer’s or guarantor’s competitive position within its industry; (ii) that is issued by a registered investment company that is a money market fund; or (iii) that is a government security. As permitted by Rule 2a-7, the Board has delegated to the Trust’s Adviser the responsibility to make the above determinations pursuant to Rule 2a-7.
The proceeds received by the Fund from the issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to the Fund and constitute the underlying assets of the Fund. The underlying assets of a Fund will be segregated on the books of account, and will be charged with the liabilities in respect of a Fund and with a share of the general liabilities of the Trust. Expenses of the Trust with respect to the Fund and the other series of the Trust are generally allocated in proportion to the NAVs of the  Fund except where allocations of expenses can otherwise be fairly made.
MANAGEMENT OF THE TRUST
Board of Trustees
General. The Board of Trustees of the Trust oversees the management of the Trust, but does not itself manage the Trust. The Trustees review various services provided by or under the direction of the Adviser to ensure that the Trust’s general investment policies and programs are properly carried out. The Trustees also conduct their review to ensure that administrative services are provided to the Trust in a satisfactory manner.
Under state law, the duties of the Trustees are generally characterized as a duty of loyalty and a duty of care. The duty of loyalty requires a Trustee to exercise his or her powers in the interest of the Trust and not the Trustee’s own interest or the interest of another person or organization. A Trustee satisfies his or her duty of care by acting in good faith with the care of an ordinarily prudent person and in a manner the Trustee reasonably believes to be in the best interest of the Trust and its shareholders.
Trustees and Officers. The Board of the Trust consists of ten Trustees. These same individuals also serve as directors or trustees for certain of the funds advised by the Adviser and Morgan Stanley  AIP GP LP. None of the Trustees have an affiliation or business connection with the Adviser or any of its affiliated persons or own any stock or other securities issued by the Adviser’s parent company, Morgan Stanley. These Trustees are the “non-interested” or “Independent” Trustees of the Trust as defined under the 1940 Act.
Board Structure and Oversight Function.  The Board’s leadership structure features an Independent Trustee serving as Chairperson and the Board Committees described below. The Chairperson participates in the preparation of the agenda for meetings of the Board and the preparation of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairperson also presides at all meetings of the Board and is involved in discussions regarding matters pertaining to the oversight of the management of the Trust between meetings.
The Board of Trustees operates using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the Trust and Trust stockholders, and to facilitate compliance with legal and regulatory requirements and oversight of the Trust’s activities and associated risks. The Board of Trustees has established six standing committees: (1) Audit

Committee, (2) Governance Committee, (3) Compliance and Insurance Committee, (4) Equity Investment Committee, (5) Fixed Income, Liquidity and Alternatives Investment Committee and (6) Risk Committee, which are each comprised exclusively of Independent Trustees. Each committee charter governs the scope of the committee’s responsibilities with respect to the oversight of the Trust. The responsibilities of each committee, including their oversight responsibilities, are described further under the caption “Independent Trustees and the Committees.”
The Fund is subject to a number of risks, including investment, compliance, operational and valuation risk, among others. The Board of Trustees oversees these risks as part of its broader oversight of the Trust’s affairs through various Board and committee activities. The Board has adopted, and periodically reviews, policies and procedures designed to address various risks to the Fund. In addition, appropriate personnel, including but not limited to the Trust’s Chief Compliance Officer, members of the Trust’s administration and accounting teams, representatives from the Trust’s independent registered public accounting firm, the Trust’s Treasurer, portfolio management personnel, risk management personnel and independent valuation and brokerage evaluation service providers, make regular reports regarding the Trust’s activities and related risks to the Board of Trustees and the committees, as appropriate. These reports include, among others, quarterly performance reports, quarterly risk reports and discussions with members of the risk teams relating to each asset class. The Board’s committee structure allows separate committees to focus on different aspects of risk and the potential impact of these risks on some or all of the funds in the complex and then report back to the full Board. In between regular meetings, Trust officers also communicate with the Trustees regarding material exceptions and items relevant to the Board’s risk oversight function. The Board recognizes that it is not possible to identify all of the risks that may affect the Fund, and that it is not possible to develop processes and controls to eliminate all of the risks that may affect the Fund. Moreover, the Board recognizes that it may be necessary for the Fund to bear certain risks (such as investment risk) to achieve their respective investment objectives.
As needed between meetings of the Board, the Board or a specific committee receives and reviews reports relating to the Trust and engages in discussions with appropriate parties relating to the Trust’s operations and related risks.
Management Information
Trustees. The Trust seeks as Trustees individuals of distinction and experience in business and finance, government service or academia. In determining that a particular Trustee was and continues to be qualified to serve as Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. Based on a review of the experience, qualifications, attributes or skills of each Trustee, including those enumerated in the table below, the Board has determined that each of the Trustees is qualified to serve as a Trustee of the Trust. In addition, the Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes and skills that allow the Board to operate effectively in governing the Trust and protecting the interests of shareholders. Information about the Trust’s Governance Committee and Board of Trustees nomination process is provided below under the caption “Independent Trustees and the Committees.”
The Trustees of the Trust, their birth years, addresses, positions held, length of time served, their principal business occupations during the past five years and other relevant professional experience, the number of portfolios in the Fund Complex (described below) overseen by each Independent Trustee and other directorships, if any, held by the Trustees, are shown below (as of December 31, 2025).  The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Adviser and any registered funds that have an adviser that is an affiliate of the Adviser (including, but not limited to, Morgan Stanley AIP GP LP) (the “Morgan Stanley AIP Funds”).

Name, Address and Birth Year of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Funds in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee During Past 5 Years**
Frances L. Cashman c/o Morgan, Lewis and Bockius LLP Counsel to the Independent Trustees One State Street Hartford, CT 06103 Birth Year: 1961	Trustee	Trustee since March 2022	Formerly, Chief Executive Officer, Asset Management Portfolio, Delinian Ltd. (financial information) (2021-2024); Executive Vice President and various other roles, Legg Mason & Co. (asset management) (2010-2020); Managing Director, Stifel Nicolaus (2005-2010).	80
Board Director and Member of the Membership Committee, Mutual Fund Directors Forum (since May 2025); Trustee and Member of the Audit and Investment Committees, Baltimore Equitable Insurance (since May 2025); Board Director and Member of the Marketing Committee, Archdiocese of Baltimore School Board (since May 2025); Trustee, Chair of the Advancement Committee and Member of the Investment Committee, Cristo Rey Jesuit High School (since December 2024); Trustee and Investment Committee Member, Georgia Tech Foundation (Since June 2019); Formerly, Trustee and Chair of Marketing Committee, and Member of Finance Committee, Loyola Blakefield (2017-2023); Formerly, Trustee, MMI Gateway Foundation (2017-2023).

Kathleen A. Dennis c/o Morgan, Lewis and Bockius LLP Counsel to the Independent Trustees One State Street Hartford, CT 06103 Birth Year: 1953	Trustee	Since August 2006	Chairperson of the Governance Committee (since January 2021), Chairperson of the Liquidity and Alternatives Sub-Committee of the Investment Committee (2006-2020) and Director or Trustee of various Morgan Stanley Funds (since August 2006); President, Cedarwood Associates (mutual fund and investment management consulting) (since July 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006); Senior Vice President, Chase Bank (1984-1993).	79	Board Member, University of Albany Foundation (2012-present); Board Member, Mutual Fund Directors Forum (2014-2024); Director of various non-profit organizations.
Nancy C. Everett c/o Morgan, Lewis and Bockius LLP Counsel to the Independent Trustees One State Street Hartford, CT 06103 Birth Year: 1955	Trustee	Since January 2015
Chairperson of the Equity Investment Committee (since January 2021); Director or Trustee of various Morgan Stanley Funds (since January 2015); Owner,  OBIR, LLC (institutional investment management consulting) (since June 2014); Formerly, Interim Vice President for Investment Management, Dominion Energy (2024-2025); Formerly, Chief Executive Officer, Virginia Commonwealth University Investment Company (2015-2024), Managing Director,  BlackRock, Inc. (February 2011-December 2013) and Chief Executive Officer, General Motors Asset Management (a/k/a Promark Global Advisors, Inc.) (June 2005-May 2010).
				80
Formerly, Member of Virginia Commonwealth University School of Business Foundation (2005-2016); Member of Virginia Commonwealth University Board of Visitors (2013-2015); Member of Committee on Directors for Emerging Markets Growth Fund, Inc. (2007-2010); Chairperson of Performance Equity Management, LLC (2006-2010); and Chairperson, GMAM Absolute Return Strategies Fund, LLC (2006-2010).

Richard G. Gould III c/o Morgan, Lewis and Bockius LLP Counsel to the Independent Directors One State Street Hartford, CT 06103 Birth Year: 1959	Trustee	Since June 2024	Global Chief Executive Officer, CLSA Ltd. (2019-2021); Chief Executive Officer, Americas, CLSA Americas, LLC (2014-2021); Head of Global Sales, Bloomberg Tradebook, Bloomberg LP (2010-2014); Founding Member, Executive Vice President, Information Services Group (2006-2010); Managing Director, Morgan Stanley (1990-2006); Executive Director, International Portfolio Trading & Derivatives, Morgan Stanley (1988-1990); Vice President, International Portfolio Trading & Derivatives, Morgan Stanley (1986-1988); Equity Derivatives Trading, Lehman Brothers (1983-1986).	80	Global Management Committee Member, CLSA (2014-2020); Broking Executive Committee Member, CLSA (2014-2020)
Eddie A. Grier c/o Morgan, Lewis and Bockius LLP Counsel to the Independent Trustees One State Street Hartford, CT 06103 Birth Year: 1955	Trustee	Trustee since March 2022	Dean, Santa Clara University Leavey School of Business (2021-2025); Dean, Virginia Commonwealth University School of Business (2010-2021); President and various other roles, Walt Disney Company (entertainment and media) (1981-2010).	80
Formerly, Director, Witt/Kieffer, Inc. (executive search) (2016-2024); Director, NuStar GP, LLC (energy) (2021-2024); Director, Sonida Senior Living, Inc. (residential community operator) (2016-2021); Director, NVR, Inc. (homebuilding) (2013-2020); Director, Middleburg Trust Company (wealth management) (2014-2019); Director, Colonial Williamsburg Company (2012-2021); Regent, University of Massachusetts Global (since 2021); Director and Chair, ChildFund International (2012-2021); Trustee, Brandman University (2010-2021); Director, Richmond Forum (2012-2019).

Jakki L. Haussler c/o Morgan, Lewis and Bockius LLP Counsel to the Independent Trustees One State Street Hartford, CT 06103 Birth Year: 1957	Trustee	Since January 2015	Director or Trustee of various Morgan Stanley Funds (since January 2015); Chairman, Opus Capital Group (since 1996); formerly, Chief Executive Officer, Opus Capital Group (1996-2019); Director, Capvest Venture Fund, LP (May 2000-December 2011); Partner, Adena Ventures, LP (July 1999-December 2010); Director, The Victory Funds (February 2005-July 2008).	80
Director, Ingram Micro Holding Corporation and Member, Nominating and Corporate Governance Committee (since October 2024); Director, Vertiv Holdings Co. (VRT) (since August 2022); Director of Cincinnati Bell Inc. and Member, Audit Committee and Chairman, Governance and Nominating Committee (2008-2021); Director of Service Corporation International and Member of the Audit Committee and Chair of the Investment Committee; Formerly, Director, Barnes Group Inc. (2021-2025); Member of Chase College of Law Center for Law and Entrepreneurship Board of Advisors; Director of Best Transport (2005-2019); Director of Chase College of Law Board of Visitors; formerly, Member, University of Cincinnati Foundation Investment Committee.

Dr. Manuel H. Johnson c/o Johnson Smick International, Inc. 220 I Street, NE Suite 200 Washington, D.C. 20002 Birth Year: 1949	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Fixed Income, Liquidity and Alternatives Investment Committee (since January 2021), Chairperson of the Investment Committee (2006-2020) and Director or Trustee of various Morgan Stanley Funds (since July 1991); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	79	Director of NVR, Inc. (home construction).
Michael F. Klein c/o Morgan, Lewis and Bockius LLP Counsel to the Independent Trustees One State Street Hartford, CT 06103 Birth Year: 1958	Trustee	Since August 2006
Chairperson of the Risk Committee (since January 2021); Managing Director, Aetos Alternatives Management, LP (since March 2000); Co-President, Aetos Alternatives Management, LP (since January 2004) and Co-Chief Executive Officer of Aetos Alternatives Management, LP (since August 2013); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (2006-2020) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management and President, various Morgan Stanley Funds (June 1998-March 2000); Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).
				79	Director of certain investment funds managed or sponsored by Aetos Alternatives Management, LP; Formerly, Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals) (2021-2025).

Patricia A. Maleski c/o Morgan, Lewis and Bockius LLP Counsel to the Independent Trustees One State Street Hartford, CT 06103 Birth Year: 1960	Trustee	Since January 2017	Chairperson of the Compliance and Insurance Committee (since January 2025); Director or Trustee of various Morgan Stanley Funds (since January 2017); Managing Director, JPMorgan Asset Management (2004-2016); Oversight and Control Head of Fiduciary and Conflicts of Interest Program (2015-2016); Chief Control Officer—Global Asset Management (2013-2015); President, JPMorgan Funds (2010-2013); Chief Administrative Officer (2004-2013); various other positions including Treasurer and Board Liaison (since 2001).	80	Formerly, Trustee (January 2022 to March 2023), Treasurer (January 2023 to March 2023), and Finance Committee (January 2022 to March 2023), Nutley Family Service Bureau, Inc.
W. Allen Reed c/o Morgan, Lewis and Bockius LLP Counsel to the Independent Trustees One State Street Hartford, CT 06103 Birth Year: 1947	Chair of the Board and Trustee	Chair of the Board since August 2020 and Trustee since August 2006	Chair of the Boards of various Morgan Stanley Funds (since August 2020); Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Vice Chair of the Boards of various Morgan Stanley Funds (January 2020-August 2020); President and Chief Executive Officer of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	79	Formerly, Director of Legg Mason, Inc. (2006-2019); and Director of the Auburn University Foundation (2010-2015).
*	This is the earliest date the Trustee began serving the Morgan Stanley Funds. Each Trustee serves an indefinite term, until his or her successor is elected.
**	This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.
The executive officers of the Trust, their birth years, addresses, positions held, length of time served and their principal business occupations during the past five years are shown below (as of December 31, 2025).
Executive Officers

Name, Address and Birth Year of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years
John H. Gernon 1585 Broadway New York, NY 10036 Birth Year: 1963	President and Principal Executive Officer	Since September 2013
President and Principal Executive Officer of the Equity and Fixed Income Funds and the Morgan Stanley AIP Funds (since September 2013) and the Liquidity Funds and various money market funds (since May 2014) in the Fund Complex; Managing Director of the Adviser.

Name, Address and Birth Year of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Deidre A. Downes 1633 Broadway New York, NY 10019 Birth Year: 1977	Chief Compliance Officer	Since November 2021
Managing Director of the Adviser (since January 2024) and Chief Compliance officer of various Morgan Stanley Funds (since November 2021). Formerly, Vice President and Corporate Counsel at PGIM and Prudential Financial (October 2016 – December 2020).

Francis J. Smith 750 7th Ave New York, NY 10019 Birth Year: 1965	Treasurer and Principal Financial Officer	Treasurer since July 2003 and Principal Financial Officer since September 2002	Managing Director of the Adviser and various entities affiliated with the Adviser; Treasurer (since July 2003) and Principal Financial Officer of various Morgan Stanley Funds (since September 2002).
Deidre E. Walsh 1 Post Office Square Boston, MA 02109 Birth Year: 1971	Secretary and Chief Legal Officer	Since June 2025
Managing Director (since 2021) and Chief Legal Officer (since 2025) of the Adviser and various entities affiliated with the Adviser; Vice President of various entities affiliated with the Adviser (since 2021); Secretary (since 2025) and Chief Legal Officer (since 2025) of various Morgan Stanley Funds.

Michael J. Key 1585 Broadway New York, NY 10036 Birth Year: 1979	Vice President	Since June 2017
Vice President of the Equity and Fixed Income Funds, Liquidity Funds, various money market funds and the Morgan Stanley AIP Funds in the Fund Complex (since June 2017); Managing Director of the Adviser; Head of Product Development for Equity and Fixed Income Funds (since August 2013).

*	This is the earliest date the officer began serving the Morgan Stanley Funds. Each officer serves a one-year term, until his or her successor is elected and has qualified.
In addition, the following individuals who are officers of the Adviser or who are officers of its affiliates serve as assistant secretaries of the Trust: Nicholas DiLorenzo and  Francesca Mead.
It is a policy of the Trust’s Board that each Trustee shall invest in any combination of the Morgan Stanley Funds that the Trustee determines meets his or her own specific investment objectives, without requiring any specific investment in any particular Fund.
For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Fund and in the Family of Investment Companies (Family of Investment Companies includes all of the registered investment companies advised by the Adviser and Morgan Stanley AIP GP LP), which may include, for Independent Trustees, shares (if any) deemed to be beneficially owned through a deferred compensation plan, as of  December 31, 2025 is set forth in the table below.

Name of Trustee	Dollar Range of Equity Securities in the Fund (as of December 31, 2025)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies (as of December 31, 2025)
Independent:
Frances L. Cashman	None	Over $100,000
Kathleen A. Dennis	None	Over $100,000
Nancy C. Everett	None	Over $100,000
Richard G. Gould	[1]	Over $100,000
Eddie A. Grier	[2]	Over $100,000
Jakki L. Haussler	None	Over $100,000
Manuel H. Johnson	None	Over $100,000
Michael F. Klein	None	Over $100,000
Patricia A. Maleski	[3]	Over $100,000
W. Allen Reed	None	Over $100,000
1	Treasury Securities Portfolio (over $100,000).
2	Treasury Securities Portfolio (over $100,000).
3	Treasury Securities Portfolio (over $100,000).
As to each Independent Trustee and his or her immediate family members, no person owned beneficially or of record securities of an investment adviser or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of the Trust.
As of February 1, 2026, the Trustees and Officers of the Trust, as a group, owned less than 1% of any class of the outstanding shares of beneficial interest of the Fund.
Independent Trustees and the Committees
Law and regulation establish both general guidelines and specific duties for the Independent Trustees. The Board has six committees: (1) Audit Committee, (2) Governance Committee, (3) Compliance and Insurance Committee, (4) Equity Investment Committee, (5) Fixed Income, Liquidity and Alternatives Investment Committee and (6) Risk Committee.

The Independent Trustees are charged with recommending to the full Board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing fund performance, checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance and trading among funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The Independent Trustees are required to select and nominate individuals to fill any Independent Trustee vacancy on the board of any fund that has a Rule 12b-1 plan of distribution. Most of the retail Morgan Stanley Funds have a Rule 12b-1 plan.
The Board of Trustees has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the “1934 Act”). The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Fund’s independent registered public accounting firm; directing investigations into matters within the scope of the independent registered public accounting firm’s duties, including the power to retain outside specialists; reviewing with the independent registered public accounting firm the audit plan and results of the auditing engagement; approving professional services provided by the independent registered public accounting firm and other accounting firms prior to the performance of the services; reviewing the independence of the independent registered public accounting firm; considering the range of audit and non-audit fees; reviewing the adequacy of the Trust’s system of internal controls and reviewing the valuation process. The Trust has adopted a formal, written Audit Committee Charter.
The members of the Audit Committee of the Trust are Nancy C. Everett, Eddie A. Grier, and Jakki L. Haussler. None of the members of the Trust’s Audit Committee is an “interested person,” as defined under the 1940 Act, of the Trust (with such disinterested Trustees being “Independent Trustees” or individually, an “Independent Trustee”). Each Independent Trustee is also “independent” from the Trust under the listing standards of the NYSE. The Chairperson of the Audit Committee of the Trust is Jakki L. Haussler.
The Board of Trustees of the Trust also has a Governance Committee. The Governance Committee identifies individuals qualified to serve as Independent Trustees on the Trust’s Board and on committees of such Board and recommends such qualified individuals for nomination by the Trust’s Independent Trustees as candidates for election as Independent Trustees, advises the Trust’s Board with respect to Board composition, procedures and committees, develops and recommends to the Trust’s Board a set of corporate governance principles applicable to the Trust, monitors and makes recommendations on corporate governance matters and policies and procedures of the Trust’s Board of Trustees and any Board committees and oversees periodic evaluations of the Trust’s Board and its committees. The members of the Governance Committee of the Trust are Kathleen A. Dennis, Manuel H. Johnson, Michael F. Klein, Patricia A. Maleski and W. Allen Reed, each of whom is an Independent Trustee. In addition, W. Allen Reed (as Chair of the Morgan Stanley Funds) periodically may attend other operating Committee meetings. The Chairperson of the Governance Committee is Kathleen A. Dennis.
The Trust does not have a separate nominating committee. While the Trust’s Governance Committee recommends qualified candidates for nominations as Independent Trustees, the Board of Trustees of the Trust believes that the task of nominating prospective Independent Trustees is important enough to require the participation of all current Independent Trustees, rather than a separate committee consisting of only certain Independent Trustees. Accordingly, all the Independent Trustees participate in the selection and nomination of candidates for election as Independent Trustees for the Trust. Persons recommended by the Trust’s Governance Committee as candidates for nomination as Independent Trustees shall possess such experience, qualifications, attributes, skills and diversity so as to enhance the Board’s ability to manage and direct the affairs and business of the Trust, including, when applicable, to enhance the ability of committees of the Board to fulfill their duties and/or to satisfy any independence requirements imposed by law, regulation or any listing requirements of the NYSE. While the Independent Trustees of the Trust expect to be able to continue to identify from their own resources an ample number of qualified candidates for the Trust’s Board as they deem appropriate, they will consider nominations from shareholders to the Board. Nominations from shareholders should be in writing and sent to the Independent Trustees as described below under the caption “Shareholder Communications.”
The Board formed the Compliance and Insurance Committee to address insurance coverage and oversee the compliance function for the Trust and the Board. The Compliance and Insurance Committee consists of Kathleen A. Dennis, Richard G. Gould III and Patricia A. Maleski, each of whom is an Independent Trustee. The Chairperson of the Compliance and Insurance Committee is Patricia A. Maleski.
The Equity Investment Committee and the Fixed Income, Liquidity and Alternatives Investment Committee oversee the Trust’s portfolio investment process and review the performance of the Trust’s investments. The Equity Investment Committee and the Fixed Income, Liquidity and Alternatives Investment Committee also recommend to the Board to approve or renew the Trust’s Investment Advisory and Administration Agreements. Each Investment Committee focuses on the Trust’s primary areas of investment, namely equities, fixed income, liquidity and alternatives. Kathleen A. Dennis, Nancy C. Everett, Richard G. Gould III, Eddie A.  Grier, Jakki L. Haussler and Michael F. Klein are members of the Equity Investment Committee. The Chairperson of the Equity Investment Committee is Nancy C. Everett. Frances L. Cashman, Manuel H. Johnson,  and Patricia A. Maleski are members of the Fixed Income, Liquidity and Alternatives Investment Committee. The Chairperson of the Fixed Income, Liquidity and Alternatives Investment Committee is Manuel H. Johnson.

The Risk Committee assists the Board in connection with the oversight of the Trust’s risks, including investment risks, operational risks and risks posed by the Trust’s service providers as well as the effectiveness of the guidelines, policies and processes for monitoring and mitigating such risks. The members of the Risk Committee of the Trust are Frances L. Cashman, Manuel H. Johnson, Michael F. Klein and W. Allen Reed, each of whom is an Independent Trustee. The Chairperson of the Risk Committee is Michael F. Klein.
During the Trust’s fiscal year ended October 31, 2025, the Board of Trustees held the following meetings:

Board of Trustees/Committee	Number of Meetings
Board of Trustees	6
Audit Committee	4
Governance Committee	4
Compliance and Insurance Committee	4
Equity Investment Committee	5
Fixed Income, Liquidity and Alternatives Investment Committee	5
Risk Committee	4
Experience, Qualifications and Attributes
The Board has concluded, based on each Trustee’s experience, qualifications and attributes that each Board member should serve as a Trustee. Following is a brief summary of the information that led to and/or supports this conclusion.
With more than 30 years of experience in the financial services industry, Ms.  Cashman possesses valuable insights and expertise regarding governance, marketing, communications, and strategy. Ms. Cashman previously served as Chief Executive Officer of the Asset Management Portfolio of Delinian Ltd. Prior to that, Ms. Cashman spent over 20 years at Legg Mason & Co., ultimately serving as Executive Vice President and Global Head of Marketing and Communications. She has gained valuable experience as Director of two investment management entities and as a distribution leader reporting to boards of other mutual funds. In addition, Ms. Cashman also serves as Trustee for the Georgia Tech Foundation and as a Board Director and Member of the Marketing Committee for the Archdiocese of Baltimore School Board. Ms.  Cashman also serves as a Director on the Board of the Mutual Fund Directors Forum; an Independent Trustee and Member of the Audit and Investment Committees for Baltimore Equitable Insurance; and a Trustee, Chair of the Advancement Committee, and Member of the Investment Committee of  Cristo Rey Jesuit High School.
Ms. Dennis has over 25 years of business experience in the financial services industry and related fields including serving as a Director or Trustee of various other funds in the Fund Complex, where she serves as Chairperson of the Governance Committee. Ms. Dennis possesses a strong understanding of the regulatory framework under which investment companies must operate based on her years of service to this Board and her position as Senior Managing Director of Victory Capital Management. Ms. Dennis also formerly served as a Director on the Board of the Mutual Fund Directors Forum.
Ms. Everett has over 35 years of experience in the financial services industry, including roles with both registered investment companies and registered investment advisers. Ms. Everett serves as the Chairperson of the Equity Investment Committee. By serving on the boards of other registered funds, such as GMAM Absolute Return Strategies Fund, LLC and Emerging Markets Growth Fund, Inc., Ms. Everett has acquired significant experience with financial, accounting, investment and regulatory matters. Ms. Everett is also a Chartered Financial Analyst.
With over 30 years of global experience in the financial services industry, Mr. Gould brings extensive expertise in managing and developing diverse businesses within financial organizations, Mr. Gould’s approach to management combines strategic perspective with deep global operations experience. Throughout his career in finance, he has held executive positions at firms including Lehman Brothers, Morgan Stanley, Information Services Group (“ISG”), Bloomberg LP, and CLSA Americas (“CLSA”). Mr. Gould began his career as an equity derivatives options trader at Lehman Brothers. He then transitioned to Morgan Stanley to start its Non-US Derivatives and Global Portfolio trading business, where he eventually became a Managing Director and held a diverse set of senior positions, heading the firm’s various business lines in New York, London and Tokyo. After his tenure with Morgan Stanley, Mr.  Gould began a new venture as a Founding Member and Executive Vice President of  ISG, a special purpose acquisition company. After successfully taking ISG public, Mr. Gould joined Bloomberg Tradebook as its Head of Global Sales and built a sales organization around the firm’s fixed income, equities derivatives, FX products and logarithmic trading platform. Mr.  Gould next held Chairman, CEO, and other executive roles within CLSA Americas, LLC and its global affiliates. At CLSA, he provided strategic leadership for the company and its affiliates, establishing and implementing long range goals, strategies, plans and policies. He was also a member of the CLSA Global Management Committee and the CLSA Broking Executive Committee, further contributing to his governance experience.
During the course of a career spanning more than 40 years in both academia and industry, Mr. Grier has gained substantial experience in management, operations, finance, marketing, and oversight. Mr. Grier formerly served as the Dean of Santa Clara University’s Leavey School of Business. Prior to that, Mr. Grier was the Dean of the Virginia Commonwealth University School of

Business. Before joining academia, Mr. Grier spent 29 years at the Walt Disney Company where he served in various leadership roles, including as President of the Disneyland Resort. Mr. Grier also gained substantial oversight experience serving on the boards of Sonia Senior Living, Inc. (formerly, Capital Senior Living Corporation), NVR, Inc., and Middleburg Trust Company. In addition, Mr. Grier currently serves as  Regent of University of Massachusetts Global. Mr. Grier is also a Certified Public Accountant. Mr. Grier formerly served as a Director of Witt/Kieffer, Inc., and Director of NuStar GP, LLC.
With more than 30 years of experience in the financial services industry, including her years of entrepreneurial and managerial experience in the development and growth of Opus Capital Group, Ms. Haussler brings a valuable perspective to the Trust’s Board, where she serves as the Chairperson of the Audit Committee. Through her role at Opus Capital and her service as a director of several venture capital funds and other boards, Ms. Haussler has gained valuable experience dealing with accounting principles and evaluating financial results of large corporations. She is a certified public accountant (inactive) and a licensed attorney in the State of Ohio (inactive). The Board has determined that Ms. Haussler is an “audit committee financial expert” as defined by the SEC.
In addition to his tenure as a Director or Trustee of various other funds in the Fund Complex, where he currently serves as the Chairperson of the Fixed Income, Liquidity and Alternatives Investment Committee and formerly served as Chairperson of the Audit Committee, Dr. Johnson has also served as an officer or a board member of numerous companies for over 20 years. These positions included Co-Chairman and a founder of the Group of Seven Council, Director of NVR, Inc., Director of Evergreen Energy and Director of Greenwich Capital Holdings. He also has served as Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury. In addition, Dr. Johnson also served as Chairman of the Financial Accounting Foundation, which oversees the Financial Accounting Standards Board, for seven years.
Through his prior positions as a Managing Director of Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management and as President and a Trustee of the Morgan Stanley Institutional Funds, Mr. Klein has experience in the management and operation of registered investment companies, enabling him to provide management input and investment guidance to the Board. Mr. Klein is the Chairperson of the Risk Committee. Mr. Klein also has extensive experience in the investment management industry based on his current positions as Managing Director and Co-Chief Executive and Co-President of Aetos Alternatives Management, LP and as a Director of certain investment funds managed or sponsored by Aetos Alternatives Management, LP. In addition, he also has experience as a member of the board of other funds in the Fund Complex.
In addition to her tenure as a Director or Trustee of various other funds in the Fund Complex, where she currently serves as the Chairperson of the Compliance and Insurance Committee, Ms.  Maleski has over 30 years of experience in the financial services industry and extensive experience with registered investment companies and other pooled products. Ms.  Maleski began her career as a certified public accountant at Price Waterhouse LLP (“PW”) and was a member of PW’s Investment Company Practice. After a brief stint at the Bank of New York, Ms. Maleski began her affiliation with the JPMorgan Funds, at the Pierpont Group and then with J.P. Morgan Investment Management Inc. From 2001-2013, Ms. Maleski held roles with increasing responsibilities, from Vice President and Board Liaison, Treasurer and Principal Financial Officer, Chief Administrative Officer and finally President and Principal Executive Officer for the JPMorgan Fund complex. Between 2013 and 2016, Ms. Maleski served as Global Head of Oversight and Control of JPMorgan Asset Management and then as Head of JPMorgan Chase’s Fiduciary and Conflicts of Interest Program. Ms. Maleski has extensive experience in the management and operation of funds in addition to regulatory and accounting and valuation matters.
Mr. Reed has experience on investment company boards and is experienced with financial, accounting, investment and regulatory matters through his prior service as a Director of iShares Inc. and his service as Chair of the Board and as Trustee or Director of other funds in the Fund Complex. Mr. Reed also gained substantial experience in the financial services industry through his prior positions as a Director of Legg Mason, Inc. and as President and CEO of General Motors Asset Management.
The Trustees’ principal occupations and other relevant professional experience during the past five years or more are shown in the above tables.
The Board has adopted a policy that Board members are expected to retire no later than the end of the year they reach the age of 78. The Governance Committee has discretion to grant waivers from this retirement policy under special circumstances, including for Board members to continue serving in Chair or Chair-related roles beyond the retirement age. Current Board members who have reached the age of 75 as of January 1, 2021, are grandfathered as exceptions to the retirement policy and may continue to serve on the Board until the end of the year in which they turn 80 years of age.
Advantages of Having the Same Individuals as Trustees for the Morgan Stanley Funds. The Independent Trustees and the Trust’s management believe that having the same Independent Trustees for each of the Morgan Stanley Funds avoids the duplication of effort that would arise from having different groups of individuals serving as Independent Trustees for each of the funds or even of sub-groups of funds. They believe that having the same individuals serve as Independent Trustees of all the Morgan Stanley Funds tends to increase their knowledge and expertise regarding matters which affect the Fund Complex generally and enhances their ability to negotiate on behalf of each fund with the fund’s service providers. This arrangement also precludes the possibility of separate groups of Independent Trustees arriving at conflicting decisions regarding operations and management of the funds and avoids the cost and confusion that would likely ensue. Finally, having the same Independent Trustees serve on all fund boards enhances the ability of each fund to obtain, at modest cost to each separate fund, the services of Independent Trustees of the caliber, experience and business acumen of the individuals who serve as Independent Trustees of the Morgan Stanley Funds.
Trustee and Officer Indemnification. The Trust’s Declaration of Trust provides that no Trustee, officer, employee or agent of the Trust is liable to the Trust or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Trust, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to Trust   property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Trust.
Shareholder Communications. Shareholders may send communications to the Trust’s Board of Trustees. Shareholders should send communications intended for the Trust’s Board by addressing the communications directly to the Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members) and by sending the communication to either the Trust’s office or directly to such Board member(s) at the address specified for each Trustee previously noted. Other shareholder communications received by the Trust not directly addressed and sent to the Board will be reviewed and generally responded to by management, and will be forwarded to the Board only at management’s discretion based on the matters contained therein.
COMPENSATION
Each Trustee (except for the Chair of the Boards) receives an annual retainer fee of $350,000 for serving as a  Trustee of the Morgan Stanley Funds.
The Audit Committee Chairperson receives an additional annual retainer fee of $80,000, the Risk Committee Chairperson, the Equity Investment Committee Chairperson and Fixed Income, Liquidity and Alternatives Investment Committee Chairperson each receive an additional annual retainer fee of $50,000, the Governance Committee Chairperson receives an additional annual retainer fee of $60,000 and the Compliance and Insurance Committee Chairperson receives an additional annual retainer fee of $65,000. The aggregate compensation paid to each Trustee is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the Morgan Stanley Funds. The Chair of the Boards receives a total annual retainer fee of $630,000 for his services  provided to each Board.
The Trust also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees of the Trust who are employed by the Adviser receive no compensation or expense reimbursement from the Trust for their services as a Trustee.
Effective April 1, 2004, the Trust began a Deferred Compensation Plan (the “DC Plan”), which allows each Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees throughout the year. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley Funds that are offered as investment options under the DC Plan. At the Trustee’s election, distributions are either in one lump sum payment, or in the form of equal annual installments over a period of five years. The rights of an eligible Trustee and the beneficiaries to the amounts held under the DC Plan are unsecured and such amounts are subject to the claims of the creditors of the Trust.
Prior to April 1, 2004, the Trust maintained a similar Deferred Compensation Plan (the “Prior DC Plan”), which also allowed each Independent Trustee to defer payment of all, or a portion, of the fees he or she received for serving on the Board of Trustees throughout the year. Generally, the DC Plan amends and supersedes the Prior DC Plan and all amounts payable under the Prior DC Plan are now subject to the terms of the DC Plan (except for amounts paid during the calendar year 2004, which remain subject to the terms of the Prior DC Plan).
The following table shows aggregate compensation payable to each of the Trust’s Trustees from the Trust for the fiscal year ended October 31, 2025 and the aggregate compensation payable to each of the Trust’s Trustees by the Fund Complex (which includes all of the Morgan Stanley Funds), which may include, for Independent Trustees, shares (if any) deemed to be beneficially owned through a deferred compensation plan, as of  December 31, 2025.

COMPENSATION[1]
Name of Independent Trustee:	Aggregate Compensation From the Trust[2]	Total Compensation From Trust and Fund Complex Paid to the Trustees[3]
Frank L. Bowman[4]	$301,611	$350,000
Frances L. Cashman[3]	301,350	350,000

COMPENSATION[1]
Kathleen A. Dennis	353,379	410,000
Nancy C. Everett	344,382	400,000
Richard G. Gould	301,536	350,000
Eddie A. Grier	301,350	350,000
Jakki L. Haussler	370,210	430,000
Manuel H. Johnson	344,680	400,000
Michael F. Klein[2],[3]	344,678	400,000
Patricia Maleski	357,296	415,000
W. Allen Reed[3]	542,835	630,000
1	Includes all amounts paid for serving as director/trustee of the funds in the Fund Complex, as well as serving as Chair of the Boards or a Chairperson of a Committee.
2	The amounts shown in this column represent the aggregate compensation before deferral with respect to the Trust’s fiscal year. The following Trustees deferred compensation from the Trust during the fiscal year ended October 31, 2025: Mr. Klein, $344,678.
3	The amounts shown in this column represent the aggregate compensation paid by all of the funds in the Fund Complex as of December 31, 2025 before deferral by the Trustees under the DC Plan. As of December 31, 2025, the value (including interest) of the deferral accounts across the Fund Complex for Ms. Cashman and Messrs. Klein and Reed pursuant to the deferred compensation plan was $379,190, $5,531,516 and $3,634,166, respectively. Because the funds in the Fund Complex have different fiscal year ends, the amounts shown in this column are presented on a calendar year basis.
4	Mr. Bowman retired from the Board of Trustees on December 31, 2025.
Prior to December 31, 2003, 49 of the Morgan Stanley Funds (the “Adopting Funds”), not including the Trust, had adopted a retirement program under which an Independent Trustee who retired after serving for at least five years as an Independent Trustee of any such fund (an “Eligible Trustee”) would have been entitled to retirement payments, based on factors such as length of service, upon reaching the eligible retirement age. On December 31, 2003, the amount of accrued retirement benefits for each Eligible Trustee was frozen, and will be payable, together with a return of 8% per annum, at or following each such Eligible Trustee’s retirement as shown in the table below.
The following table illustrates the retirement benefits accrued to the Trust’s Independent Trustees by the Adopting Funds for the calendar year ended December 31, 2025, and the estimated retirement benefits for the Independent Trustees from the Adopting Funds for each calendar year following retirement. Only the Trustees listed below participated in the retirement program.

Name of Independent Trustee	Retirement Benefits Accrued as Fund Expenses By All Adopting Funds[1]	Estimated Annual Benefits Upon Retirement[2] From All Adopting Funds
Manuel H. Johnson	$(18,020)	$50,135
1	Mr. Johnson’s retirement expenses are negative due to the fact that his retirement date has been extended and therefore his expenses have been over-accrued.
2	Total compensation accrued under the retirement plan, together with a return of 8% per annum, will be paid annually commencing upon retirement and continuing for the remainder of the Trustee’s life.
Code of Ethics
The Trust, the Adviser and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics are designed to detect and prevent improper personal trading. The Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, including securities that may be purchased, sold or held by the Trust, subject to a number of restrictions and controls, including prohibitions against purchases of securities in an initial public offering and a preclearance requirement with respect to personal securities transactions.
ADVISER
The Adviser is a wholly-owned subsidiary of Morgan Stanley (NYSE: “MS”), a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. Registered investment companies advised by Eaton Vance Management, Boston Management and Research, Morgan Stanley Investment Management Inc. or Calvert Research and Management, each of which is an indirect wholly-owned subsidiary of Morgan Stanley, are considered to be related companies that are part of the same “group of investment companies” for purposes of investment in and by such companies pursuant to Section 12(d)(1)(G) of the 1940 Act and Rule 12d1-4 under the 1940 Act. The principal offices of Morgan Stanley and the Adviser are located at 1585 Broadway, New York, NY 10036. As of March 31, 2025, the Adviser, together with its affiliated asset management companies, had approximately $1.9 trillion in assets under management or supervision.
The Adviser provides investment advice and portfolio management services pursuant to an Investment Advisory Agreement (the “Agreement”) and, subject to the supervision of the Trust’s Board of Trustees, makes the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund’s investments.

As compensation for the services rendered by the Adviser under the Agreement and the assumption by the Adviser of the expenses related thereto (other than the cost of securities purchased for the Fund and the taxes and brokerage commissions, if any, payable in connection with the purchase and/or sale of such securities), the Fund pays the Adviser monthly compensation calculated daily by applying the annual rate of 0.15% to the Fund’s average daily net assets. Morgan Stanley Investment Management Inc., as the Adviser and the Administrator, has agreed to waive all or a portion of its advisory fee, its administration fee and/or reimburse certain expenses to the extent necessary so that total annual operating expenses of the applicable classes offered by the Fund will not exceed the corresponding percentage of average daily net assets set forth in the below table. In determining the actual amount of fee waivers and/or expense reimbursements for a Fund, if any, the Adviser and Administrator exclude from total annual fund operating expenses, acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation). If these expenses were included, the Fund’s total annual fund operating expenses after fee waivers and/or reimbursements would exceed the percentage limits stated below. These fee waivers and expense reimbursements will continue for at least one year from the date of the applicable Prospectus or until such time as the Trust’s Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Distributor, Adviser and Administrator may also waive distribution fees, advisory fees, administration fees and/or reimburse expenses to enable a Fund to maintain a minimum level of daily net investment income. Furthermore, the Adviser and Administrator may make additional voluntary fee waivers and/or expense reimbursements. The Distributor, Adviser and Administrator may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

Class	Expense Cap
Institutional Class	0.20%
Institutional Plus Class	0.22%
Institutional Select Class	0.25%
Investor Class	0.30%
Administrative Class	0.35%
Advisory Class	0.45%
Participant Class	0.70%
Cash Management Class	0.35%
Select Class	1.00%
Impact Partner Class	0.20%
Impact Class	0.20%
Advisor Class	0.20%
DAP Class	0.20%
The following table reflects for the Fund (i) the advisory fee paid; and (ii) the advisory fee waived and/or affiliated rebates for each of the past three fiscal years ended October 31, 2023, 2024 and 2025:

	Advisory Fees Paid (After Fee Waivers and/or Affiliated Rebates)			Advisory Fees Waived			Affiliated Rebates
Fund	2023 (000)	2024 (000)	2025 (000)	2023 (000)	2024 (000)	2025 (000)	2023 (000)	2024 (000)	2025 (000)
Treasury Securities Portfolio	$61,793	$68,698	$79,696	$2,377	$2,650	$3,180	—	—	—
The Trust bears all of its own costs and expenses, including but not limited to: services of its independent accountants, its administrator and dividend disbursing and transfer agent, legal counsel, taxes, insurance premiums, costs incidental to meetings of its shareholders and Trustees, the cost of filing its registration statements under federal and state securities laws, reports to shareholders and custodian fees. These Trust expenses are, in turn, allocated to the Fund and the Trust’s other portfolios, based on their relative net assets. The Fund bears its own advisory fees, brokerage commissions and transfer taxes in connection with acquiring and disposing of its investment securities.
The Agreement continues for successive one-year periods only if each renewal is specifically approved by the Trust’s Board in accordance with the 1940 Act, including the affirmative votes of a majority of the Trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of any such party at a meeting called for the purpose of considering such approval. In addition, the question of continuance of the Agreement may be presented to the shareholders of the Fund; in such event, continuance shall be effected only if approved by the affirmative vote of a majority of the outstanding voting securities of the Fund. If the holders of the Fund or any of the Trust’s other portfolios fail to approve the Agreement, the Adviser may continue to serve as investment adviser to each portfolio that approved the Agreement, and to any  portfolio that did not approve the Agreement until new arrangements have been made. The Agreement is automatically terminated if assigned, and may be terminated by the Fund without the payment of any penalty, at any time, (1) by vote of a majority of the entire Board or (2) by vote of a majority of the outstanding voting securities of the Trust on sixty (60) days’ written notice to the Adviser or (3) by the Adviser without the payment of any penalty, upon ninety (90) days’ written notice to the Trust.
Proxy Voting Policy and Proxy Voting Record
The Board of Trustees believes that the voting of proxies on securities held by the Trust is an important element of the overall investment process. As such, the Trustees have delegated the responsibility to vote such proxies to MSIM.
A copy of MSIM’s Proxy Voting Policy (“Proxy Policy”) is attached hereto as Appendix A. In addition, a copy of the Proxy Policy, as well as the Trust’s most recent proxy voting record for the 12-month period ended June 30, as filed with the SEC, are available without charge on our web site at www.morganstanley.com/liquidity. The Trust’s proxy voting record is also available without charge on the SEC’s web site at www.sec.gov.
PRINCIPAL UNDERWRITER
Morgan Stanley Distribution, Inc., an indirect wholly-owned subsidiary of Morgan Stanley, with its principal office at 1585 Broadway, New York, NY 10036, distributes the shares of the Fund. Under the Distribution Agreement, the Distributor, as agent of the Trust, agrees to use its best efforts as sole distributor of the Fund’s shares. The Distribution Agreement continues in effect so long as such continuance is approved at least annually by the Trust’s Board, including a majority of those Trustees who are not parties to such Distribution Agreement nor interested persons of any such party. The Distribution Agreement provides that the Fund will bear the costs of the registration of its shares with the SEC and various states and the printing of its prospectuses, statements of additional information and reports to shareholders.
SERVICE AND DISTRIBUTION OF SHARES
Administration Plans
The Trust has entered into an Administration Plan with respect to its Institutional Plus Class shares to pay the Distributor to compensate Service Organizations (defined below) who provide administrative services to shareholders. Under the Plan, the Trust, on behalf of the Institutional Plus Class shares, is authorized to pay the Distributor a monthly administration fee at an annual rate of 0.02% of each Fund’s average daily net assets of Institutional Plus Class shares owned beneficially by the customers of such Service Organizations during such period, to compensate Service Organizations for providing the following services: processing and issuing confirmations concerning shareholder orders to purchase, redeem and exchange shares of such class; receiving and transmitting funds representing the purchase price or redemption proceeds of such shares; and forwarding shareholder communications such as prospectus updates, proxies and shareholder reports.
For the fiscal year ended October 31, 2025, the Treasury Securities Portfolio of the Institutional Plus Class paid $2 to compensate the Distributor pursuant to the Institutional Plus Class Administration Plan and such payment reflects a waiver of $0. These fees were used to reimburse third parties for various Fund administration activities performed on behalf of the Trust.
The Trust has entered into an Administration Plan with respect to its Institutional Select Class Shares to pay the Distributor to compensate Service Organizations (defined below) who provide administrative services to shareholders. Under the Plan, the Trust, on behalf of the Institutional Select Class Shares, is authorized to pay the Distributor a monthly administration fee at an annual rate of 0.05% of each Fund’s average daily net assets of Institutional Select Class Shares owned beneficially by the customers of such Service Organizations during such period, to compensate Service Organizations for providing the following services: processing and issuing confirmations concerning shareholder orders to purchase, redeem and exchange shares of such class; receiving and transmitting funds representing the purchase price or redemption proceeds of such shares; and forwarding shareholder communications such as prospectus updates, proxies and shareholder reports.
For the fiscal year ended October 31, 2025, the Treasury Securities Portfolio of the Institutional Select Class paid $3,780 to compensate the Distributor pursuant to the Institutional Select Class Administration Plan and such payment reflects a waiver of $0. These fees were used to reimburse third parties for various Fund administration activities performed on behalf of the Trust.
The Trust also has entered into an Administration Plan with respect to its Investor Class Shares to pay the Distributor to compensate Service Organizations who provide administrative services to shareholders. Under the Plan, the Trust, on behalf of the Investor Class Shares, is authorized to pay the Distributor a monthly administration fee at an annual rate of 0.10% of each Fund’s average daily net assets of Investor Class Shares owned beneficially by the customers of such Service Organizations during such period, to compensate Service Organizations for making available the following services: (a) acting, or arranging for another party to act, as recordholder and nominee of all shares of such class beneficially owned by shareholders of the Trust; (b) providing sub-accounting with respect to shares of such class of a Fund beneficially owned by shareholders or the information necessary for sub-accounting, including establishing and maintaining individual accounts and records with respect to shares of such class owned by each shareholder; (c) processing and issuing confirmations concerning shareholder orders to purchase, redeem and exchange shares of such class; (d)

providing periodic statements to each shareholder showing account balances and transactions during the relevant period; and (e) processing dividend payments.
For the fiscal year ended October 31, 2025, the Treasury Securities Portfolio of the Investor Class paid $43,358. to compensate the Distributor pursuant to the Investor Class Administration Plan and such payment reflects a waiver of $0. These fees were used to reimburse third parties for various Fund administration activities performed on behalf of the Trust.
The Trust has entered into an Administration Plan with respect to its Administrative Class Shares to pay the Distributor to compensate Service Organizations who provide administrative services to shareholders. Under the Plan, the Trust, on behalf of the Administrative Class Shares, is authorized to pay the Distributor a monthly administration fee which shall not exceed during any one year 0.15% of the average daily net assets of Administrative Class Shares owned beneficially by the customers of such Service Organizations during such period. An initial 0.10% of the average daily net assets of the Administrative Class Shares will be assessed for making available the services listed in (a) through (e) above; an additional 0.05% of the average daily net assets of the Administrative Class Shares will be assessed for making available the following shareholder administration services: (f) receiving, tabulating and transmitting proxies; (g) responding to shareholder inquiries relating to such  class of shares or these services; and (h) providing sweep services (“Sweep Services”) which may include: (i) providing the necessary computer hardware and software which links the service organization to an account management system; (ii) providing software that aggregates a shareholder’s orders and establishes an order to purchase or redeem shares of a Fund based on established target levels for the shareholder’s demand deposit accounts; (iii) providing periodic statements showing a shareholder’s account balance and, to the extent practicable, integrating such information with other shareholder transactions otherwise effected through or with the Service Organization; and (iv) furnishing (either separately or on an integrated basis with other reports sent to a shareholder by the Service Organization) monthly and year-end statements and confirmations of purchases, exchanges and redemptions.
For the fiscal year ended October 31, 2025, the Treasury Securities Portfolio of the Administrative Class paid $180,789 to compensate the Distributor pursuant to the Administrative Class Administration Plan and such payment reflects a waiver of $0. These fees were used to reimburse third parties for various Fund administration activities performed on behalf of the Trust.
Service Organizations include institutions that (i) act directly or indirectly as nominees and recordholders of shares of each class for their respective customers who are or may become beneficial owners of such shares; (ii) provide services to other Service Organizations intended to facilitate or improve a Service Organization’s services to shareholders of the Fund with respect to the Fund; and/or (iii) perform certain account administration services with respect to the shareholders pursuant to agreements between the Trust, on behalf of the respective class of each Fund, and such Service Organizations.
Service and Shareholder Administration Plan
The Trust has also entered into a Service and Shareholder Administration Plan with respect to its Advisory Class Shares to pay the Distributor to compensate Service Organizations who provide administrative services to shareholders. Under the Plan, the Trust, on behalf of the Advisory Class Shares, is authorized to pay the Distributor a monthly service fee which shall not exceed during any one year 0.25% of the average daily net assets of Advisory Class Shares owned beneficially by the customers of such Service Organizations during such period. An initial 0.10% of the average daily net assets of the Advisory Class Shares will be assessed for making available the services listed in (a) through (e) above; an additional 0.05% of the average daily net assets of the Advisory Class Shares will be assessed for providing some or all of the services listed in (f) through (h) above; and an additional 0.10% of the average daily net assets of the Advisory Class Shares will be assessed for making available some or all of the following shareholder services: (i) providing facilities to answer inquiries and respond to correspondence with shareholders of the Trust and other investors about the status of their accounts or about other aspects of the Trust or the applicable Fund; (j) acting as liaison between shareholders and the Trust, including obtaining information from the Trust and assisting the Trust in correcting errors and resolving problems; (k) assisting shareholders of the Trust in completing application forms, selecting dividend and other account options and opening custody accounts with the Service Organization; and (l) displaying and making prospectuses available to existing shareholders on the Service Organization’s premises.
For the fiscal year ended October 31, 2025, the Treasury Securities Portfolio of the Advisory Class paid $36,945 to compensate the Distributor pursuant to the Advisory Class Service and Shareholder Administration Plan and such payment reflects a waiver of $0. These fees were used to reimburse third parties for shareholder administration-related and personal and account maintenance services performed on behalf of the Trust.
Shareholder Service Plans
The Trust has entered into a Shareholder Service Plan with respect to its Participant Class Shares to pay the Distributor to provide for, or to compensate Service Organizations for providing personal and account maintenance services and administrative services to shareholders. Under the Plan, the Trust, on behalf of the Participant Class Shares, is authorized to pay the Distributor a monthly service fee which shall not exceed during any one year 0.25% of the average daily net assets of Participant Class Shares owned beneficially by the customers of such Service Organizations during such period. Such service fee is assessed as follows: an initial 0.10% of the average daily net assets of the Participant Class Shares will be assessed for making available the services listed in (a)

through (e) above; an additional 0.05% of the average daily net assets of the Participant Class Shares will be assessed for making available the services listed in (f) through (h) above; and an additional 0.10% of the average daily net assets of the Participant Class Shares will be assessed for making available some or all of the services listed in (i) through (l) above.
For the fiscal year ended October 31, 2025, the Treasury Securities Portfolio of the Participant Class paid $126,491 to compensate the Distributor pursuant to the Participant Class Shareholder Service Plan and reflect a waiver of $0. These fees were used to reimburse third parties for shareholder administration-related and person and account maintenance services performed on behalf of the Trust.
The Trust has also entered into a Shareholder Service Plan with respect to its Cash Management Class Shares to pay the Distributor to compensate Service Organizations who provide administrative services to shareholders. Under the Plan, the Trust, on behalf of the Cash Management Class Shares, is authorized to pay the Distributor a monthly service fee which shall be assessed at an annual rate of 0.05% of the average daily net assets of Cash Management Class Shares owned beneficially by the customers of such Service Organizations during such period, to compensate Service Organizations for staffing and maintaining call centers and answering inquiries and addressing issues related to the Cash Management Share Class.
For the fiscal year ended October 31, 2025, the Treasury Securities Portfolio of the Cash Management Class paid $3,493 to compensate the Distributor pursuant to the Cash Management Class Shareholder Service Plan and reflect a waiver of $0. These fees were used to reimburse third parties for shareholder administration-related and person and account maintenance services performed on behalf of the Trust.
The Trust has also entered into a Shareholder Service Plan with respect to its Select Class Shares to pay the Distributor to provide for, or to compensate Service Organizations for providing personal and account maintenance services and administrative services to shareholders. Under the Plan, the Trust, on behalf of the Select Class Shares, is authorized to pay the Distributor a monthly service fee which shall not exceed during any one year 0.25% of the average daily net assets of Select Class Shares owned beneficially by the customers of such Service Organizations during such period. Such service fee is assessed as follows: an initial 0.10% of the average daily net assets of the Select Class Shares will be assessed for making available the services listed in (a) through (d) above; an additional 0.05% of the average daily net assets of the Select Class Shares will be assessed for making available the services listed in (f) through (h) above; and an additional 0.10% of the average daily net assets of the Select Class Shares will be assessed for making available some or all of the services listed in (i) through (l) above.
For the fiscal year ended October 31, 2025, the Treasury Securities Portfolio of the Select Class paid $141 to compensate the Distributor pursuant to the Select Class Shareholder Service Plan and reflect a waiver of $0. These fees were used to reimburse third parties for shareholder administration-related and personal and account maintenance services performed on behalf of the Trust.
Distribution Plans
The Trust has also entered into a Distribution Plan with respect to its Participant Class Shares to pay the Distributor to provide for, or to compensate Service Organizations for providing distribution-related services. Under the Plan, the Trust, on behalf of the Participant Class Shares, is authorized to pay the Distributor a monthly distribution fee which shall not exceed during any one year 0.25% (which is assessed annually) of the average daily net assets of Participant Class Shares owned beneficially by the customers of such Service Organizations during such period. Distribution-related services for which the Distributor or a Service Organization may be compensated include any activities or expenses primarily intended to result in the sale of Participant Class shares, including, but not limited to: distribution of sales literature and advertising materials and compensation to broker-dealers who sell Participant Class shares. The Distributor may negotiate with any such broker-dealer the services to be provided by the broker-dealer to shareholders in connection with the sale of Participant Class shares, and all or any portion of the compensation paid to the Distributor pursuant to this Distribution Plan may be reallocated by the Distributor to broker-dealers who sell shares. The Trust, on behalf of the Participant Class Shares, has adopted this Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of shares. The Distributor may retain any portion of the fees it does not expend in meeting its obligations to the Trust.
For the fiscal year ended October 31, 2025, the Treasury Securities Portfolio of the Participant Class paid $126,491 to compensate the Distributor pursuant to the Participant Class Distribution Plan and reflect a waiver of $0. These fees were used to reimburse third parties for various Fund administration activities performed on behalf of the Trust.
The Trust has also entered into a Distribution Plan with respect to its Cash Management Class Shares to pay the Distributor to provide for, or to compensate Service Organizations for providing distribution-related services. Under the Plan, the Trust, on behalf of the Cash Management Class Shares, is authorized to pay the Distributor a monthly distribution fee which shall not exceed during any one year 0.10% (which is assessed annually) of the average daily net assets of Cash Management Class Shares owned beneficially by the customers of such Service Organizations during such period. Distribution-related services for which the Distributor may be compensated include any activities or expenses primarily intended to result in the sale of Cash Management Class Shares including, but not limited to, printing and distribution of sales literature and advertising materials, and compensation to broker-dealers who sell Cash Management Class Shares. The Distributor may negotiate with any such broker-dealer the services to be provided by the broker-dealer in connection with the sale of Cash Management Class shares, and all or any portion of the compensation paid to the Distributor pursuant to this Distribution Plan may be reallocated by the Distributor to broker-dealers who sell Shares. The Trust, on behalf of the Cash Management Class Shares, has adopted this Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of shares. The Distributor may retain any portion of the fees it does not expend in meeting its obligations to the Trust.
For the fiscal year ended October 31, 2025, the Treasury Securities Portfolio of the Cash Management Class paid $6,986 to compensate the Distributor pursuant to the Cash Management Class Distribution Plan and reflect a waiver of $0. These fees were used to reimburse third parties for various Fund administration activities performed on behalf of the Trust.
Finally, the Trust has entered into a Distribution Plan with respect to its Select Class Shares to pay the Distributor to provide for, or to compensate Service Organizations for providing distribution-related services. Under the Plan, the Trust, on behalf of the Select Class Shares, is authorized to pay the Distributor a monthly distribution fee which shall not exceed during any one year 0.55% (which is assessed annually) of the average daily net assets of Select Class Shares owned beneficially by the customers of such Service Organizations during such period. Distribution-related services for which the Distributor or a Service Organization may be compensated include any activities or expenses primarily intended to result in the sale of Select Class shares, including, but not limited to: distribution of sales literature and advertising materials and compensation to broker-dealers who sell Select Class shares. The Distributor may negotiate with any such broker-dealer the services to be provided by the broker-dealer to shareholders in connection with the sale of Select Class shares, and all or any portion of the compensation paid to the Distributor pursuant to this Distribution Plan may be reallocated by the Distributor to broker-dealers who sell shares. The Trust, on behalf of the Select Class Shares, has adopted this Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of shares. The Distributor may retain any portion of the fees it does not expend in meeting its obligations to the Trust.
For the fiscal year ended October 31, 2025, the Treasury Securities Portfolio of the Select Class paid $309 to compensate the Distributor pursuant to the Select Class Distribution Plan and reflect a waiver of $0. These fees were used to reimburse third parties for various Fund administration activities performed on behalf of the Trust.
No interested person of the Trust nor any Independent Trustee has any direct financial interest in the operation of each Plan except to the extent that the Distributor, the Adviser, Morgan Stanley & Co. LLC, Morgan Stanley Smith Barney LLC or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of a Plan or as a result of receiving a portion of the amounts expended thereunder by the Trust.
Continuance of each Plan must be approved annually by a majority of the Trustees of the Trust and the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act. The Plans require that quarterly written reports of amounts spent under each respective Plan and the purposes of such expenditures be furnished to and review by Trustees. The Plans may not be amended to increase materially the amount which may be spent thereunder by each class without approval by a majority of the outstanding shares of each respective class. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the Trustees who are not “interested persons” of the Trust.
Revenue Sharing
The Adviser and/or Distributor may pay compensation, out of their own funds and not as an expense of the Fund, to certain affiliated entities of the Adviser and the Distributor (“Affiliated Entities”) and to certain unaffiliated brokers, dealers and other financial intermediaries, including recordkeepers and administrators of various deferred compensation plans (“Intermediaries”) in connection with the sale, distribution, marketing and retention of shares of the Fund and/or shareholder servicing. For example, the Adviser or the Distributor may pay additional compensation to Affiliated Entities and other Intermediaries for, among other things, promoting the sale and distribution of Fund shares, providing access to various programs, mutual fund platforms or preferred or recommended mutual fund lists offered by the Affiliated Entity or other Intermediary, granting the Distributor access to the Affiliated Entity’s or Intermediary’s financial advisors and consultants, providing assistance in the ongoing education and training of the Affiliated Entity’s or Intermediary’s financial personnel, furnishing marketing support, maintaining share balances, and/or for sub-accounting, recordkeeping, administrative, shareholder or transaction processing services. The Adviser and/or Distributor will also reimburse certain investors, or make payments to certain third party vendors, to defray costs incurred by investors for the use of treasury management systems or other business-related software for investments in funds. Such payments are in addition to any distribution fees, shareholder servicing fees and/or transfer agency fees that may be payable by the Fund. The additional payments may be based on various factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Fund and/or some or all other Morgan Stanley Funds), amount of assets invested by the Affiliated Entity’s or Intermediary’s customers (which could include current or aged assets of the Fund), a Fund’s advisory fees, some other agreed upon amount, or other measures as determined from time to time by the Adviser and/or Distributor. The amount of these payments may be different for different Affiliated Entities and Intermediaries.

With respect to Morgan Stanley Smith Barney LLC, these payments may include the following amounts, which are paid in accordance with the applicable compensation structure:
(1) the Adviser may, from time-to-time, pay fees in consideration of its participation at various Morgan Stanley Smith Barney  LLC events, including seminars, conferences and meetings; and
(2) the Adviser may, from time-to-time, pay fees in consideration of Morgan Stanley Smith Barney LLC providing Adviser with access to distribution analytical data in relation to sales of the Fund and certain other products managed and/or sponsored by the Adviser or its affiliates.
With respect to Affiliated Entities, these payments, which are paid in accordance with the applicable compensation structure, may include an ongoing annual fee in an amount up to 0.10% of the total average NAV in respect of the applicable period of shares of the Fund held in the applicable accounts.
The prospect of receiving, or the receipt of, additional compensation, as described above, by Affiliated Entities or other Intermediaries may provide Affiliated Entities and such Intermediaries, and/or their financial advisers or other salespersons with an incentive to favor sales of shares of the Fund over other investment options with respect to which an Affiliated Entity or an Intermediary does not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of  a Fund or the amount that a Fund receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and should review carefully any disclosure provided by an Affiliated Entity or Intermediary as to its compensation.
Other Payments to Intermediaries
The Adviser and/or the Distributor may also make payments, out of their own assets and not as an expense to a Fund, to Intermediaries to offset certain nominal expenses of Intermediaries related to setup, connectivity or other technological maintenance of the Intermediary’s investment platform and/or the provision of services with respect to a Fund or share class on an Intermediary’s investment platform. Investors may wish to take such payment arrangements into account when considering an investment in Fund shares.
FUND ADMINISTRATION
The Adviser also provides administrative services to the Trust pursuant to an Administration Agreement. The services provided under the Administration Agreement are subject to the supervision of the officers and the Board of Trustees of the Trust and include day-to-day administration of matters related to the corporate existence of the Trust, maintenance of records, preparation of reports, supervision of the Trust’s arrangements with its custodian and assistance in the preparation of the Trust’s registration statement under federal laws. The Administration Agreement also provides that the Adviser, through its agents, will provide dividend disbursing and transfer agent services to the Trust. For its services under the Administration Agreement, the Trust pays the Adviser a monthly fee which on an annual basis equals 0.05% of  a Fund’s average daily net assets. The Adviser may compensate other service providers for performing shareholder servicing and administrative services.
For the fiscal years ended October 31, 2023, 2024 and 2025 the Trust paid the following administrative fees:

	Administrative Fees Paid
Fund	2023 (000)	2024 (000)	2025 (000)
Treasury Securities Portfolio	$21,390	$23,783	$27,625
Sub-Administrator. Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the administrative fee the Administrator receives from the Trust. The Administrator supervises and monitors the administrative and accounting services provided by State Street. Their services are also subject to the supervision of the officers and Board of Trustees of the Trust.
OTHER SERVICE PROVIDERS
Custodian. State Street, One Congress Street, Boston, MA 02114, is the custodian of the Trust’s assets. Any of the Trust’s cash balances with the Custodian in excess of $250,000 are unprotected by federal deposit insurance. These balances may, at times, be substantial.
Transfer and Dividend Disbursing Agent. SS&C Global Investor and Distribution Solutions, Inc., 333 W 11th Street, Kansas City, MO. 64105, serves as the Fund’s transfer agent and dividend disbursing agent.

Co-Transfer Agent. Morgan Stanley Services Company, Inc. (“MSSCI”), 1585 Broadway, New York, NY 10036, is a registered transfer agent and operates the Trust’s call center. In connection therewith, MSSCI performs certain transfer agency services related to processing and relaying purchase and redemption orders to SS&C Global Investor and Distribution Solutions, Inc., the Fund’s transfer agent.  MSSCI does not receive any direct compensation from the Fund for providing the call center or the related transfer agency services.
Independent Registered Public Accounting Firm. Ernst & Young LLP, located at 200 Clarendon Street, Boston, MA 02116-5021, serves as the  Fund’s independent registered public accounting firm and provides audit and audit-related services and assistance in connection with various SEC filings.
Fund Counsel. Dechert LLP, located at 1095 Avenue of the Americas, New York, NY 10036, acts as the Fund’s legal counsel.
BROKERAGE TRANSACTIONS
Brokerage Selection
The Adviser is responsible for decisions to buy and sell securities for a Fund, for broker-dealer selection and for negotiation of commission rates. The Adviser is prohibited from directing brokerage transactions on the basis of the referral of clients or the sale of shares of advised investment companies. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the OTC market, securities may be traded as agency transactions through broker-dealers or traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid.
A Fund may purchase certain money market instruments directly from an issuer without payment of a commission or concession. Money market instruments are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer.
The Trust anticipates that certain of its transactions involving foreign securities will be effected on foreign securities exchanges. There is also generally less government supervision and regulation of foreign securities exchanges and brokers than in the United States.
The Adviser selects broker-dealers for the execution of transactions for the Fund in accordance with its duty to seek “best execution” (i.e., the most favorable terms of execution). In seeking best execution, the Adviser is not obligated to choose the broker-dealer offering the lowest available commission rate if, in the Adviser’s reasonable judgment, (i) the total costs or proceeds from the transaction might be less favorable than may be obtained elsewhere; (ii) a higher commission is justified by the brokerage and research services provided by the broker-dealer that fall within the safe harbor of Section 28(e) of the 1934 Act or otherwise is permitted under applicable law; or (iii) other considerations, such as the order size, the time required for execution, the depth and breadth of the market for the security or minimum credit quality requirements to transact business with a particular broker-dealer. The research services received include services which aid the Adviser in fulfilling its investment decision-making responsibilities, including (a) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; and (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts.
When effecting transactions on behalf of the Fund, the Adviser may trade with any broker-dealer on their list of approved broker-dealers. Approved broker-dealers have met criteria as established by the Adviser’s Cross-Asset Risk team (“GRA-X”). GRA-X  reviews and approves broker-dealers periodically to determine whether broker-dealers on the approved list continue to meet such criteria. The approval lists are reported quarterly to the Adviser’s Counterparty Governance Committee.  When selecting an approved broker-dealer (including an affiliate) to execute securities transactions, the following factors may be considered: (i) best available price; (ii) reliability, integrity and reputation in the industry (which may include a review of financial information and creditworthiness); (iii) execution capabilities, including block positioning, speed of execution and quality and responsiveness of its trading desk; (iv) knowledge of and access to the markets for the securities being traded; (v) potential ability to obtain price improvement; (vi) ability to maintain confidentiality; (vii) ability to handle non-traditional trades; (viii) commission and commission-equivalent rates; (ix) technology infrastructure; (x) clearance and settlement capabilities; (xi) the size of the trade relative to other trades in the same instrument; (xii) ability of a counterparty to commit its capital to a Fund’s trade and its access to liquidity; (xiii) counterparty restrictions associated with a portfolio, including regulatory trading, documentation requirement or any specific clearing broker-dealer requirements; (xiv) client-directed execution; (xv) client-specific restrictions; and (xvi) such other factors as may be appropriate.
Subject to the duty to seek best execution, the Adviser uses a portion of the commissions generated when executing client transactions to acquire brokerage and research services that aid in fulfilling investment decision-making responsibilities in accordance with Section 28(e) and applicable law. Commissions paid to broker-dealers providing brokerage and research services may be higher than those charged by other broker-dealers. Subject to applicable law, the Adviser receives a benefit when using client commissions to obtain brokerage and research services because the Adviser does not have to produce or pay for the brokerage research services itself. Therefore, the Adviser has an incentive to select or recommend a broker-dealer based on its interest in receiving brokerage and research services, rather than solely on its clients’ interest in obtaining the best price.
The Adviser has adopted policies and procedures designed to help track and evaluate the benefits received from brokerage and research services, as well as to track how much clients pay above the amount that broker-dealers from which the Adviser receives brokerage and research services may have charged solely for execution of such trades. The Adviser utilizes a voting system to assist in making a good faith determination of the value of brokerage and research services it receives in accordance with Section 28(e) and applicable law. In many cases, these involve subjective judgments or approximations. The Adviser has established a process for budgeting research costs and allocating such costs across client accounts.
The Adviser and certain other affiliated advisers have entered into commission sharing arrangements (“CSAs”) with executing brokers (“CSA Partners”) and a third-party vendor (“CSA Aggregator”). Pursuant to these arrangements, and under the Adviser’s supervision, the CSA Partners and CSA Aggregator track execution and research commissions separately and pool and distribute research credits in accordance with the policies and procedures discussed above to approved research providers (which may include executing brokerage firms or independent research providers (“Approved Research Providers”)) that provide brokerage and research services. The CSA Aggregator also reconciles research credits from trades with CSA Partners, and pays Approved Research Providers and provides other related administrative functions. In addition, a CSA Partner may provide the Adviser with proprietary research it has developed and, upon instruction, may retain research commission credits as compensation for the provision of such proprietary research services. The Adviser believes that these arrangements allow it to monitor the amount of trading costs that are attributable to execution services on the one hand and other brokerage and research services on the other.
Transactions that generate research credits include equity transactions executed on an agency basis or via a riskless principal transaction where the executing broker-dealer receives a commission. The Adviser does not use CSAs or otherwise have arrangements to pay for brokerage and research services with client commissions in connection with trading fixed-income securities. Consistent with long-standing industry practice in the fixed-income markets, however, the Adviser, subject to applicable law, may receive brokerage and research services and other information, including access to fixed-income trading platforms that dealers provide for no charge to their customers in the ordinary course of business. Fixed-income instruments typically trade at a bid/ask spread and without an explicit brokerage charge. While there is not a formal trading expense or commission, clients will bear the implicit trading costs reflected in these spreads.
The Adviser may receive “mixed use” products and services from an Approved Research Provider, where a portion of the product or service assists in its investment decision-making process in accordance with Section 28(e) and a portion may be used for other purposes. Where a product or service has a mixed use, the Adviser will make a reasonable allocation of its cost according to its use and will use client commissions to pay only for the portion of the product or service that assists in its investment decision-making process. The Adviser may have an incentive to allocate the costs to uses that assist in its investment decision-making process because the Adviser may pay for such costs with client commissions rather than its own resources. To the extent the Adviser receives “mixed use” products and services, the Adviser will allocate the anticipated costs of a mixed use product or service in good faith and maintain records concerning allocations in order to mitigate such conflicts.
Client accounts that pay a greater amount of commissions relative to other accounts may bear a greater share of the cost of brokerage and research services than such other accounts. The Adviser may use brokerage and research services obtained with brokerage commissions from some clients for the benefit of other clients whose brokerage commissions do not pay for such brokerage and research services. The Adviser may also share brokerage and research services with its affiliated advisers, and the clients of its affiliated advisers may receive the benefits of such brokerage and research services. These arrangements remain subject to the Adviser’s overall obligation to seek best execution for client trading.
The EU’s Markets in Financial Instruments Directive II (“MiFID II”), which became effective January 3, 2018, requires investment advisers regulated under MiFID II to pay for research services separately from trade execution services, either through their own resources or a research payment account funded by a specific charge to a client. Although the Adviser is not directly subject to the provisions of MiFID II, certain of its affiliated advisers are, such as Morgan Stanley Investment Management Limited; accordingly, as applicable, the Adviser makes a reasonable valuation and allocation of the cost of research services as between MiFID II client accounts and other accounts that participate in CSAs and will pay for research services received with respect to MiFID II client accounts from its own resources. The Adviser and affiliated advisers subject to MiFID II may separately pay for fixed-income research from their own resources. Following its withdrawal from the EU on January 31, 2020, the United Kingdom has entered a transition period, during which EU law (including MiFID II) will continue to apply in the United Kingdom. Following the transition period, investment managers in the United Kingdom may still be required to comply with certain MiFID II equivalent requirements in accordance with the handbook of rules and guidance issued by the Financial Conduct Authority.

When permitted under applicable law, portfolio managers generally will aggregate orders of their clients for the same securities in a single order so that such orders are executed simultaneously in order to facilitate best execution and to reduce brokerage costs. The Adviser effects aggregated orders in a manner designed to ensure that no participating client is favored over any other client.
In general, accounts that participate in an aggregated order will participate on a pro rata or other objective basis. Pro rata allocation of securities and other instruments will generally consist of allocation based on the order size of a participating client account in proportion to the size of the orders placed for other accounts participating in the aggregated order. However, the Adviser may allocate such securities and other instruments using a method other than pro rata if its supply is limited, based on differing portfolio characteristics among accounts or to avoid odd lots or small allocations, among other reasons. These allocations are made in the good faith judgment of the Adviser with a goal of seeking to ensure that fair and equitable allocation occurs over time. There may be times that the Adviser is not able to aggregate orders because of applicable law or other considerations when doing so might otherwise be advantageous.
Pursuant to an order issued by the SEC, the Trust is permitted to engage in principal transactions in money market instruments, subject to certain conditions, with Morgan Stanley & Co. LLC, a broker-dealer affiliated with the Trust’s Adviser.
During the fiscal years ended October 31, 2023, 2024 and 2025  the Trust did not effect any principal transactions with Morgan Stanley & Co. LLC.
Commissions Paid
During the fiscal years ended October 31, 2023, 2024 and 2025  the Fund did not pay any commissions or concessions and did not pay any brokerage commissions to an affiliated broker or dealer.
Regular Broker-Dealers
During the fiscal year ended October 31, 2025, the Fund did not purchase securities issued by issuers who were among the ten brokers or ten dealers that executed transactions for or with the Trust or the Fund in the largest dollar amounts during the period. At October 31, 2025, the Fund did not own any securities issued by any of such issuers.
GENERAL INFORMATION
Trust History
Morgan Stanley Institutional Liquidity Funds is an open-end, management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated February 13, 2003, as amended.
Description of Shares and Voting Rights
The shareholders of the Trust are entitled to a full vote for each full share of beneficial interest held. The Trust is authorized to issue an unlimited number of shares of beneficial interest. All shares of beneficial interest of the Fund are of $0.01 par value and are equal as to earnings, assets and voting privileges except that each class will have exclusive voting privileges with respect to matters relating to distribution expenses borne solely by such class or any other matter in which the interests of one class differ from the interests of any other class. The Institutional Plus Class, Institutional Select Class, Investor Class, Administrative Class, Advisory Class, Participant Class, Cash Management Class and Select Class bear expenses related to compensating service organizations who provide personal and account maintenance services and administrative services to shareholders and distribution related services to the Fund, as the case may be (see “Service and Distribution of Shares”).
The Trust’s Declaration of Trust permits the Trustees to authorize the creation of additional portfolios of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional classes of shares within any portfolio. The Trustees have not presently authorized any such additional portfolios or classes of shares other than as set forth in the Prospectuses.
The Trust is not required to hold annual meetings of shareholders and in ordinary circumstances the Trust does not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Declaration of Trust. Under certain circumstances, the Trustees may be removed by the actions of the Trustees. In addition, under certain circumstances, the shareholders may call a meeting to remove the Trustees and the Trust is required to provide assistance in communicating with shareholders about such a meeting. The voting rights of shareholders are not cumulative, so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.
Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust, requires that notice of such Trust obligations include such disclaimer, and provides for indemnification out of the Trust’s property for any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of the Trust’s assets and operations, the possibility of the Trust being unable to meet its obligations is remote and thus, in the opinion of Massachusetts counsel to the Trust, the risk to the Trust’s shareholders of personal liability is remote.
The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in the Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the Trust.
Dividends and Capital Gains Distributions
The Trust’s policy is to distribute substantially all of the Fund’s  net investment income, if any, together with any net realized capital gains in the amount and at the times that will avoid both income (including capital gains) taxes on it and the imposition of the federal excise tax on undistributed income and capital gains. The amounts of any income dividends or capital gains distributions cannot be predicted.
Unless the shareholder elects otherwise in writing, all dividends and distributions are automatically reinvested (net of applicable withholding tax) in additional shares of the  Fund at NAV (as of the business day following the record date). This will remain in effect until the Trust is notified by the shareholder in writing that either the income option (income dividends in cash and capital gains distributions in additional shares at NAV) or the cash option (both income dividends and capital gain distributions in cash) has been elected. It may take up to three business days to effect this change. An account statement is sent to shareholders whenever a dividend or distribution is paid.
The Fund and any other portfolios which the Trust may establish from time to time are treated as separate entities (and hence, as separate “regulated investment companies”) for federal tax purposes. Any net capital gains recognized by a Fund are distributed to its investors and may generally not be offset (for federal income tax purposes) by any net capital losses of another Fund.
Special Considerations for the Funds. The Fund declares income dividends daily on each business day and pay them monthly to shareholders. Dividends are based on estimates of income, expenses and shareholder activity for the Fund. Actual income, expenses and shareholders activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends.
If your purchase order is received in good order by the Fund prior to the below times, then you will be a shareholder of record as of that business day (i.e., on the day the trade settles). You will no longer be a shareholder of record on the business day on which your redemption order is received in good order by the Fund prior to the below times (i.e., on the day the trade settles).

Treasury Securities Portfolio	As of 3:00 p.m. Eastern time
Accordingly, if your purchase order is received in good order by the Fund prior to the above times, then you begin to earn dividends on that day. If your redemption order is received in good order by the Fund prior to the above times, you will no longer be a shareholder of record and will not earn a dividend on that day. Interest on your shares will continue to accrue until the day prior to the date the redemption order is placed. With respect to purchase (or redemption) orders placed with a Financial Intermediary and transmitted through a trading platform utilized by the Financial Intermediary, you may become a shareholder of record as of (or remain a shareholder of record through) the trade date after your order is placed. The Fund pays dividends to shareholders of record. Dividends declared for Saturdays, Sundays and holidays are payable to shareholders of record as of such respective times on the preceding business day on which the Fund was open for business. Net realized short-term capital gains, if any, of the  Fund will be distributed whenever the Trustees determine that such distributions would be in the best interest of shareholders, but at least once a year. The Fund does  not expect to realize any long-term capital gains. Should any such gains be realized, they will be distributed annually.
Duties of Financial Intermediaries under Rule 2a-7 with Respect to Funds Designated as “Institutional” Money Market Funds
Financial Intermediaries (as defined in the Fund’s Prospectus) will take such actions reasonably requested by a Fund to impose, lift or modify a liquidity fee, or assist a Fund in imposing, lifting or modifying a liquidity fee.
If a Fund implements a liquidity fee, unless the Financial Intermediary will calculate and remit the liquidity fee in accordance with the Trust’s reasonable directions, the Financial Intermediary authorizes the Trust or the Distributor to calculate the liquidity fee owed to the Fund as a result of redemptions submitted through the Financial Intermediary (the “Fee Amount”) following the imposition of the liquidity fee and to withhold an amount equal to the Fee Amount from any redemption proceeds or other payments that the Fund owes to the Financial Intermediary in its sole discretion.
To facilitate the Trust’s or the Distributor’s ability to calculate the Fee Amount, following such notification, the Financial Intermediary will provide the Trust or the Distributor, before each NAV calculation time (as detailed in the Fund’s Prospectus), with the gross dollar amount and number of Fund shares that the Financial Intermediary’s customers tendered for redemption before the

NAV calculation time and, if requested by the Trust, after the time at which the liquidity fee was imposed or before the time at which the liquidity fee was terminated or modified, as applicable.
Upon the reasonable request of the Distributor, the Trust or its authorized agent, Financial Intermediaries will provide (i) copies (or a summary) of the policies, procedures and internal controls covering the foregoing and (ii) information or certification as to the adequacy of such procedures and the effectiveness of their implementation, in such form as may be reasonably satisfactory to the Distributor and/or Trust (or its authorized agent).
In the event that a Financial Intermediary cannot redeem shares as provided herein, the Financial Intermediary will promptly notify the Trust and will comply with any requests from the Trust or the Distributor relating to the involuntary redemption of such shares (including shares held in an omnibus account).
TAXES
The Fund and any other portfolios which the Trust may establish from time to time each is or will each be treated as a separate entity for federal income tax purposes and intend to qualify for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Fund will not be subject to federal income tax to the extent it distributes its net investment company taxable income, net tax-exempt interest income and net capital gains to shareholders. The Trust will notify you annually as to the tax classification of all distributions.
The Fund intends to declare and pay dividends and capital gain distributions so as to avoid imposition of the federal excise tax. To do so, the Fund generally expects to distribute an amount at least equal to the sum of (i) 98% of its calendar year (taking into account certain deferrals and elections) ordinary income, (ii) 98.2% of its capital gain net income for the one-year period ending October 31st of that year, and (iii) 100% of any undistributed ordinary and capital gain net income from the prior year.
In order for the Fund  to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income including, but not limited to, dividends, interest, income derived from loans of securities and gains from the sale of securities or foreign currencies, or other income derived with respect to its business of investing in such securities or currencies. In addition, (i) the Fund must distribute annually to its shareholders at least the sum of 90% of its net tax-exempt interest income and 90% of its investment company taxable income; and (ii) at the close of each quarter of the Fund’s taxable year, the Fund must diversify its assets, including a requirement that (a) at least 50% of its total assets must be represented by cash and cash items, U.S. government securities, securities of other regulated investment companies and other securities with limitations, and (b) not more than 25% of the value of its assets may be invested in securities of any one issuer, or of two or more issuers engaged in the same or similar businesses if the Fund owns at least 20% of the voting power of such issuers or in securities of certain “qualified publicly traded partnerships.” Net income derived from an interest in a “qualified publicly traded partnership,” as defined in the Code, will be treated as qualifying income. If the Fund  fails to qualify for any taxable year as a regulated investment company, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits.
Shareholders normally will be subject to federal income taxes on dividends paid from interest income derived from taxable securities and on distributions of net short-term capital gains and long-term capital gains. Such distributions also may be subject to state and local income tax. However, any dividends attributable to interest earned on direct obligations of the U.S. government may be exempt from state and local taxes. Interest and realized net short-term capital gains distributions are generally taxable to the shareholder as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares or in cash. Since the Fund’s income is expected to be derived entirely from interest rather than dividends, none of such distributions will be eligible for the federal dividends received deduction available to corporations or as qualified dividends for non-corporate shareholders.
Certain distributions reported by the Fund  as Section 163(j) interest dividends may be treated as interest income by shareholders for purposes of the tax rules applicable to interest expense limitations under Section 163(j) of the Code. Such treatment by the shareholder is generally subject to holding period requirements and other potential limitations, although the holding period requirements are generally not applicable to dividends declared by money market funds and certain other funds that declare dividends daily and pay such dividends on a monthly or more frequent basis. The amount that the Fund  is eligible to report as a Section 163(j) interest dividend for a tax year is generally limited to the excess of the Fund’s business interest income over the sum of the Fund’s (i) business interest expense and (ii) other deductions properly allocable to the Fund’s business interest income.
Realized net long-term capital gains distributions, if any, are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund shares and regardless of whether the distribution is received in additional shares or in cash. The maximum individual rate applicable to long-term capital gains is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Realized net long-term capital gains distributions are not eligible for the dividends received deduction.

The Fund will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes. Such distributions will be combined with distributions of other income realized by the Fund and shareholders will be advised of the nature of the payments.
The Fund may be required to withhold  U.S. federal income tax at the applicable rate of reportable payments (which may include dividends and capital gains distributions) paid to shareholders. In order to avoid this backup withholding requirement, you must certify on your Account Registration Form that your social security number or taxpayer identification number is correct, that you are not subject to backup withholding and provide appropriate tax documentation.
Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of U.S. tax on distributions made by the Fund  of investment income and short-term capital gains at a rate of 30% (or a lower tax treaty rate, if applicable). Such shareholders may also be subject to United States estate tax with respect to their shares. Dividends paid by the Fund  to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying U.S. source net interest income (including income from original issue discount and market discount), and that are reported by the Fund as “interest-related dividends” or “short-term capital gain dividends,” will generally not be subject to U.S. withholding tax, provided that the income would not be subject to U.S. federal income tax if earned directly by the foreign shareholder. However, depending on the circumstances, the Fund  may report all, some or none of the Fund’s potentially eligible dividends as exempt.
A Fund is required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Fund to enable the Fund to determine whether withholding is required.
Although income received on direct U.S. Government obligations is taxable at the federal level, when received by a shareholder such income may be exempt from state tax, depending on the state. The Fund will inform shareholders annually of the percentage of income and distributions derived from direct U.S. Government obligations. Shareholders should consult their tax advisers to determine whether any portion of dividends received from the Fund is considered tax-exempt in their particular states.
If the Fund  invests in shares of other investment companies that are taxed as regulated investment companies (“underlying funds”), the Fund’s realized losses on sales of shares of an underlying fund may be indefinitely or permanently deferred as “wash sales.” Distributions of short-term capital gains by an underlying fund will be recognized as ordinary income by the Fund and would not be offset by the Fund’s capital loss  carryforwards, if any. Capital loss carryforwards of an underlying fund, if any, would not offset net capital gains of the Fund or of any other underlying fund. Redemptions of shares in an underlying fund could also result in a gain and/or income to the Fund and cause additional distributable gains to shareholders.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund  and net gains from  redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.
Sales, exchanges and redemptions of shares in the Fund  are generally taxable events and may result in taxable gain or loss to you. Because the Treasury Securities Portfolio  intends to maintain a stable $1.00 NAV, shareholders will typically not recognize gain or loss when they sell or exchange their shares in the Fund because the amount realized will be the same as their tax basis in the shares.
Gain or loss on the sale or redemption of shares of the Fund is generally measured by the difference between the amount of cash received (or the fair market value of any property received) and the tax basis of the shares. Shareholders should keep records of investments made (including shares acquired through reinvestment of dividends and distributions) so they can compute the tax basis of their shares. Under certain circumstances, a shareholder may compute and use an average cost basis in determining the gain or loss on the sale or redemption of shares.
With respect to any gain or loss recognized on the sale or exchange of shares of the Fund, unless you choose to adopt a simplified “NAV method” of accounting (described below), the amount of any gain or loss and the rate of tax will depend mainly upon how much you paid for the shares, how much you sell them for, and how long you held them. In this case, any gain or loss generally will be treated as short-term capital gain or loss if you held your shares as capital assets for one year or less, and long-term capital gain or loss if you held your shares as capital assets for more than one year. The maximum individual tax rate applicable to long-term capital gains is generally 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Any loss realized upon a taxable disposition of Fund shares held for six months or less will be treated as a long-term capital loss, rather than a short-term capital loss, to the extent of any long-term capital gain distributions received (or deemed received) by you with respect to the Fund shares.
If the Fund  were to undergo a reverse stock split, effect a reverse distribution (see above), or undergo a similar transaction, such transaction is expected to be tax-free to Fund shareholders. Your total cost basis in your Fund shares would remain the same but per share basis would be slightly higher than before such transaction. Your holding period for the Fund shares received in the reverse stock split is expected to include the period during which you held the Fund shares surrendered in the reverse stock split. It is possible that a reverse distribution may be treated as a shareholder level investment expense incurred outside the Fund; if so treated, a shareholder may be unable to claim a current deduction or loss with respect to such expense. This description of the tax consequences of these potential transactions is not binding on the Internal Revenue Service (the “IRS”).
If you elect to adopt the simplified “NAV method” of accounting, rather than compute gain or loss on every taxable sale or other disposition of shares of the Fund as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (i.e., purchases minus sales) in those Fund shares during the computation period. Under the simplified “NAV method,” any resulting capital gain or loss would be reportable on a net basis and would generally be treated as a short-term capital gain or loss.
A liquidity fee imposed by the Fund  will reduce the amount you will receive upon the redemption of your shares, and will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the IRS. If the Fund  receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
Exchanges of shares of the Fund  for shares of another Fund are also subject to similar tax treatment. Such an exchange is treated for tax purposes as a sale of the original shares in the first Fund, followed by the purchase of shares in the second Fund.  The ability to deduct capital losses may be subject to other limitations under the Code.
Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
As of February 1, 2026, the following persons or entities own, of record or beneficially, 5% or more of the shares of any class of the Fund’s outstanding shares:

INSTITUTIONAL CLASS
Fund	Name and Address	% of Class
Treasury Securities Portfolio	Morgan Stanley Smith Barney LLC Special Custody Acct For The Exclusive Benefit of Customers of MSSB 1300 Thames Street Wharf 6th Fl Baltimore MD 21231-3496	65.62%
Treasury Securities Portfolio	Hare & Co 2 B ATTN STIF Operations PO Box 223910 Pittsburgh PA 15251-2910	7.00%
INSTITUTIONAL SELECT CLASS
Fund	Name and Address	% of Class
Treasury Securities Portfolio	Band & Co C/O US Bank NA PO Box 1787 Milwaukee WI 53201-1787	94.98%
SELECT CLASS
Fund	Name and Address	% of Class
Treasury Securities Portfolio	Morgan Stanley Investment Management ATTN Michael Agosta 1633 Broadway Fl 26 New York NY 10019-6942	100%
INVESTOR CLASS
Fund	Name and Address	% of Class
Treasury Securities Portfolio	Manufacturers and Traders Trust Company ATTN Trust & Investment Services 1100 Wehrle Dr Williamsville NY 14221-7748	98.73%
ADMINISTRATIVE CLASS
Fund	Name and Address	% of Class

Treasury Securities Portfolio	Zions First National Bank Trust Dept ATTN Robyn Broadhead PO Box 30880 Salt Lake City UT 84130-0880	99.94%
ADVISORY CLASS
Fund	Name and Address	% of Class
Treasury Securities Portfolio	CBNA FBO CMFT Corp Credit Secs LLC Principal Coll Ac 12300100 ATTN CBNA FBO CMFT Corp Credit Secs LLC 480 Washington Blvd Fl 30 Jersey City NJ 07310-2053	33.55%
Treasury Securities Portfolio	Amalgamated Bank Of Chicago ATTN Trust Operations 30 N Lasalle St 38th Fl Trust Dept Chicago Il 60602-2590	29.40%
Treasury Securities Portfolio	Computershare Trust Company NA FBO CCT Clients ATTN Thomas Spataro 150 Royall St Canton MA 02021-1031	17.65%
Treasury Securities Portfolio	CBNA FBO CMFT Corp Credit Secs LLC Unfunded Resv Ac 12300400 ATTN CBNA FBO CMFT Corp Credit Secs LLC 480 Washington Blvd Fl 30 Jersey City NJ 07310-2053	14.51%
PARTICIPANT CLASS
Treasury Securities Portfolio	SEI Private Trust Company C/O Regions Bank 1 Freedom Valley Dr Oaks PA 19456-9989	57.70%
Treasury Securities Portfolio	Esquire Bank NA - Trading Account Esquire Bank As Agent For Kiesel Law LLP JCCP 4861 Cost 100 Jericho Quadrangle Ste 100 Jericho NY 11753-2708	30.92%
Treasury Securities Portfolio	Esquire Bank NA - Trading Account Esquire Bank As Agent For Kiesel Law LLP JCCP 4861 Common Benefit Fees 100 Jericho Quadrangle Ste 100 Jericho NY 11753-2708	7.89%
CASH MANAGEMENT CLASS
Treasury Securities Portfolio	Morgan Stanley Smith Barney LLC Special Custody ACCT For The Exclusive Benefit Of Customers Of MSSB 1300 Thames Street Wharf 6Th Fl Baltimore MD 21231-3496	100%
IMPACT CLASS
Treasury Securities Portfolio	Morgan Stanley Investment Management ATTN Michael Agosta 1633 Broadway Fl 26 New York NY 10019-6942	100%
ADVISOR CLASS
Fund	Name and Address	% of Class
Treasury Securities Portfolio	Morgan Stanley Investment Management ATTN Michael Agosta 1633 Broadway Fl 26 New York NY 10019-6942	100%
IMPACT PARTNER CLASS

Treasury Securities Portfolio	Morgan Stanley Investment Management ATTN Michael Agosta 1633 Broadway Fl 26 New York NY 10019-6942	100%
INSTITUTIONAL PLUS CLASS
Fund	Name and Address	% of Class
Treasury Securities Portfolio	Morgan Stanley Investment Management ATTN Michael Agosta 1633 Broadway Fl 26 New York NY 10019-6942	100%
As of February 1, 2026, no person was known by the Trust to own beneficially or of record 5% or more of any outstanding class of shares of the Fund not listed above.
The percentage ownership of shares of beneficial interest of the Fund changes from time to time depending on purchases and redemptions by shareholders and the total number of shares outstanding.
POTENTIAL CONFLICTS OF INTEREST
As a diversified global financial services firm, Morgan Stanley, the parent company of the Adviser, engages in a broad spectrum of activities, including financial advisory services, investment management activities, lending, commercial banking, sponsoring and managing private investment funds, engaging in broker-dealer transactions and principal securities, commodities and foreign exchange transactions, research publication and other activities. In the ordinary course of its business, Morgan Stanley is a full-service investment banking and financial services firm and therefore engages in activities where Morgan Stanley’s interests or the interests of its clients may conflict with the interests of a Fund. Morgan Stanley advises clients and sponsors, manages or advises other investment funds and investment programs, accounts and businesses (collectively, together with any new or successor funds, programs, accounts or businesses sponsored, managed, or advised by the Adviser or one of its investment adviser affiliates, the “Affiliated Investment Accounts”) with a wide variety of investment objectives, investment policies and/or investment strategies (generally referred to herein collectively as “investment objectives”) that in some instances may overlap or conflict with a Fund’s investment objectives and present conflicts of interest. In addition, Morgan Stanley, the Adviser and/or the Adviser’s investment adviser affiliates may also from time to time create new or successor Affiliated Investment Accounts that may compete with a Fund and present similar conflicts of interest. The discussion below enumerates certain actual, apparent and potential conflicts of interest. There is no assurance that conflicts of interest will be resolved in favor of Fund shareholders and, in fact, they may not be. The conflicts herein do not purport to be a complete list or explanation of the conflicts associated with the financial or other interests the Adviser or its affiliates may have now or in the future. Conflicts of interest not described below may also exist. References to the Adviser in this section include a Fund’s affiliated sub-adviser (if any) unless otherwise noted.
The discussions below with respect to actual, apparent and potential conflicts of interest may be applicable to or arise from the Affiliated Investment Accounts managed by the Adviser’s investment adviser affiliates whether or not specifically identified.
Material Non-Public and Other Information. It is expected that confidential or material non-public information regarding an investment or potential investment opportunity may become available to the Adviser. If such information becomes available, the Adviser may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity with respect to such investment or disposition opportunity or taking another action with respect to such investment, including for an extended period of time. The Adviser may also from time to time be subject to contractual “stand-still” obligations and/or confidentiality obligations that may restrict its ability to transact in certain investments on a Fund’s behalf. In addition, the Adviser may be precluded from disclosing such information to an investment team, even in circumstances in which the information would be beneficial if disclosed. Therefore, the investment team may not be provided access to material non-public information in the possession of Morgan Stanley that might be relevant to an investment decision to be made on behalf of a Fund, and the investment team may initiate a transaction or sell an investment that, if such information had been known to it, may not have been undertaken. In addition, certain members of the investment team may be recused from certain investment-related discussions so that such members do not receive information that would limit their ability to perform functions of their employment with the Adviser or its affiliates unrelated to that of a Fund. Furthermore, access to information held by certain parts of Morgan Stanley may be subject to third party confidentiality obligations and to information barriers established by Morgan Stanley designed to manage potential conflicts of interest and regulatory restrictions, including, without limitation, joint transaction restrictions pursuant to the 1940 Act. Accordingly, the Adviser’s ability to source investments from, or invest alongside, other business units within Morgan Stanley may be limited and there can be no assurance that the Adviser will be able to source any investments from any one or more parts of the Morgan Stanley network.

The Adviser may restrict its investment decisions and activities on behalf of the Funds in various circumstances, including because of applicable regulatory requirements or information held by the Adviser, the Adviser’s investment adviser affiliates or Morgan Stanley. The Adviser might not engage in transactions or other activities for, or enforce certain rights in favor of, a Fund due to Morgan Stanley’s activities outside the Funds. Furthermore, Morgan Stanley could have an interest that is different from, and potentially adverse to, that of the Fund, which may result in Morgan Stanley taking actions different from or in conflict with those taken on behalf of the Fund or otherwise impede the Fund from participating in certain opportunities. In instances where trading of an investment is restricted, the Adviser may not be able to purchase or sell such investment on behalf of the Fund, including for an extended period of time, resulting in the Fund’s inability to participate in certain desirable transactions. The inability to buy or sell an investment could have an adverse effect on the Fund’s portfolio due to, among other things, changes in an investment’s value during the period its trading is restricted.
Morgan Stanley has established certain information barriers and other policies designed to address the sharing of information between different businesses within Morgan Stanley. As a result of information barriers, the Adviser, in certain instances, will not have access, or will have limited access, to certain information and personnel in other areas of Morgan Stanley and, in such instances, will not manage the Funds with the benefit of the information held by such other areas. Morgan Stanley, due to its access to and knowledge of funds, markets and securities based on its various businesses, may make decisions based on information or take (or refrain from taking) actions with respect to interests in investments of the kind held (directly or indirectly) by the Funds in a manner that may be adverse to the Fund, and will not have any obligation or other duty to share information with the Adviser.
In other instances, Morgan Stanley personnel, including personnel of the Adviser, will have access to information and personnel of its affiliates. For example, the Adviser may, in certain instances, share information with its affiliates regarding due diligence of companies and other investment-related due diligence. The Adviser may face conflicts of interest in determining whether to engage in the sharing of information with its affiliates. Information sharing may limit or restrict the ability of the Adviser to engage in or otherwise effect transactions on behalf of the Funds (including purchasing or selling securities that the Adviser may otherwise have purchased or sold for a Fund in the absence of the sharing of information). Also, it may adversely affect the Fund’s investments, ability to invest in, or divest from, a company or engage in transactions or otherwise disadvantage a Fund. In managing conflicts of interest that arise because of the foregoing, the Adviser generally will be subject to fiduciary requirements. The Adviser may also implement internal information barriers or ethical walls or other internal information sharing protocols, and the conflicts described herein with respect to information barriers and otherwise with respect to Morgan Stanley and the Adviser will also apply internally within the Adviser. As a result, a Fund may not be permitted to transact in (e.g., dispose of a security in whole or in part) during periods when it otherwise would have been desirable and able to do so, which could adversely affect a Fund. Other investors in the security that are not subject to such restrictions may be able to transact in the security during such periods. There may also be circumstances in which, as a result of information held by certain portfolio management teams in the Adviser, the Adviser limits an activity or transaction for a Fund, including if the Fund is managed by a portfolio management team other than the team holding such information.
Morgan Stanley and its personnel will not be under any obligation or other duty to share certain information with the Adviser or personnel involved in decision-making for Affiliated Investment Accounts (including the Funds), as applicable, and the Adviser may make investment decisions for a Fund that differ from those the Adviser would have made if Morgan Stanley, or other parts, of the Adviser, had provided such information, and the Fund be disadvantaged as a result thereof. Additionally, different portfolio management teams within the Adviser may make decisions based on information or take (or refrain from taking) actions with respect to Affiliated Investment Accounts they advise in a manner different than or adverse to the Funds.
Investments by Morgan Stanley and its Affiliated Investment Accounts. In serving in multiple capacities to Affiliated Investment Accounts, Morgan Stanley, including the Adviser and its investment teams, may have obligations to other clients or investors in Affiliated Investment Accounts, the fulfillment of which may not be in the best interests of a Fund or its shareholders. An investment team may have obligations to Affiliated Investment Accounts managed by both the Adviser and one or more of the Adviser’s investment adviser affiliates. A Fund’s investment objectives may overlap with the investment objectives of certain Affiliated Investment Accounts. As a result, the members of an investment team may face conflicts in the allocation of investment opportunities among a Fund and other investment funds, programs, accounts and businesses advised by or affiliated with the Adviser or its investment adviser affiliates. Certain Affiliated Investment Accounts may provide for higher management or incentive fees or greater expense reimbursements or overhead allocations, all of which may contribute to this conflict of interest and create an incentive for the Adviser to favor such other accounts. In addition, from time to time, the Adviser and/or its investment adviser affiliates may advise or manage Affiliated Investment Accounts with substantially similar investment objectives, investment policies and/or investment strategies as those of a Fund. The investment results of a Fund may be higher or lower than, and there is no guarantee that the investment results of the Fund will be comparable to, those of any other of these Affiliated Investment Accounts. Further, a Fund and an Affiliated Investment Account with substantially similar investment objectives, investment policies and/or investment strategies may have different fees and expenses (which may be higher or lower than those of the Fund), governance, structures, and/or services provided by the Adviser and/or its investment adviser affiliates.

Morgan Stanley currently invests and plans to continue to invest on its own behalf and on behalf of its Affiliated Investment Accounts in a wide variety of investment opportunities globally. Morgan Stanley and its Affiliated Investment Accounts, to the extent consistent with applicable law and policies and procedures, will be permitted to invest in investment opportunities without making such opportunities available to a Fund. Subject to the foregoing, Morgan Stanley may offer investments that fall into the investment objectives of an Affiliated Investment Account to such account or make such investment on its own behalf, even though such investment also falls within a Fund’s investment objectives. A Fund may invest in opportunities that Morgan Stanley and/or one or more Affiliated Investment Accounts has declined, and vice versa. All of the foregoing may reduce the number of investment opportunities available to a Fund and may create conflicts of interest in allocating investment opportunities. Investors should note that the conflicts inherent in making such allocation decisions may not always be resolved to a Fund’s advantage. There can be no assurance that a Fund will have an opportunity to participate in certain opportunities that fall within their investment objectives.
The interests of Morgan Stanley in an investment or a company may present certain conflicts of interest with respect to an investment by a Fund in the same investment or a Fund’s participation in a transaction with such company. The decision on behalf of a Fund as to when to initiate a purchase or sale transaction may differ, and be done for different reasons, than the decisions the Adviser or its affiliates take on Affiliated Investment Accounts on the same securities. This could create conflicts of interest, and it is possible that one or more accounts managed by the Adviser will achieve investment results that are substantially more or less favorable than those results achieved by a Fund.
To seek to reduce potential conflicts of interest and to attempt to allocate such investment opportunities in a fair and equitable manner, the Adviser has implemented allocation policies and procedures. These policies and procedures are intended to give all clients of the Adviser, including the Fund, fair access to investment opportunities consistent with the requirements of organizational documents, investment strategies, applicable laws and regulations, and the fiduciary duties of the Adviser. Each client of the Adviser that is subject to the allocation policies and procedures, including each Fund, is assigned an investment team and portfolio manager(s) by the Adviser. The investment team and portfolio managers review investment opportunities and will decide with respect to the allocation of each opportunity considering various factors and in accordance with the allocation policies and procedures. The allocation policies and procedures are subject to change. Investors should note that the conflicts inherent in making such allocation decisions may not always be resolved to the advantage of a Fund.
It is possible that Morgan Stanley or an Affiliated Investment Account, including another Morgan Stanley Fund, will invest in or advise (in the case of Morgan Stanley) a company that is or becomes a competitor of a company of which a Fund holds an investment. Such investment could create a conflict between the Fund, on the one hand, and Morgan Stanley or the Affiliated Investment Account, on the other hand. In such a situation, Morgan Stanley may also have a conflict in the allocation of its own resources to the portfolio investment. Furthermore, certain Affiliated Investment Accounts will be focused primarily on investing in other funds which may have strategies that overlap and/or directly conflict and compete with a Fund.
In addition, certain investment professionals who are involved in a Fund’s activities remain responsible for the investment activities of other Affiliated Investment Accounts managed by the Adviser and its affiliates, and they will devote time to the management of such investments and other newly created Affiliated Investment Accounts (whether in the form of funds, separate accounts or other vehicles), as well as their own investments. In addition, in connection with the management of investments for other Affiliated Investment Accounts, members of Morgan Stanley and its affiliates may serve on the boards of directors of or advise companies which may compete with a Fund’s portfolio investments. Moreover, these Affiliated Investment Accounts managed by Morgan Stanley and its affiliates may pursue investment opportunities that may also be suitable for a Fund.
It should be noted that Morgan Stanley may, directly or indirectly, make large investments in certain of its Affiliated Investment Accounts. Nothing herein restricts or in any way limits the activities of Morgan Stanley, including its ability to buy or sell interests in, or provide financing to, equity and/or debt instruments, funds or portfolio companies, for its own accounts or for the accounts of Affiliated Investment Accounts or other investment funds or clients in accordance with applicable law.
Different clients of the Adviser and its affiliates, including a Fund, may invest in (1) different classes of securities of the same issuer (including, without limitation, different parts of an issuer’s capital structure), depending on the respective clients’ investment objectives and policies and/or (2) the same class of securities of the same issuer while seeking different investment objectives or executing different investment strategies (such as long-term  v. short-term investment horizons), and the Adviser may face conflicts with respect to the interests involved. As a result, the Adviser and its affiliates, at times, will seek to satisfy their respective fiduciary obligations to certain clients owning one / the same class of securities of a particular issuer by pursuing or enforcing rights on behalf of those clients with respect to such (class of) securities, and those activities may have an adverse effect on another client which owns a different class of securities of such issuer. For example, if one client holds debt securities of an issuer and another client holds equity securities of the same issuer, if the issuer experiences financial or operational challenges, the Adviser and its affiliates may seek a liquidation of the issuer on behalf of the client that holds the debt securities, whereas the client holding the equity securities may benefit from a reorganization of the issuer. Thus, in such situations, the actions taken by the Adviser or its affiliates on behalf of one client can negatively impact securities held by another client. Alternatively, for example, if a client owns a security while seeking short-term capital appreciation that Adviser may vote proxies or engage with the issuer (as applicable) in pursuit of that goal – which could negatively impact clients who hold the same security but are seeking long-term capital appreciation. These conflicts also exist as between the Adviser’s clients, including a Fund, and the Affiliated Investment Accounts managed by the Adviser’s investment adviser affiliates.
In addition, in certain circumstances, the Adviser restricts, limits or reduces the amount of the Fund’s investment, or restricts the type of governance or voting rights it acquires or exercises, where the Fund (potentially together with Morgan Stanley) exceeds a certain ownership interest, or possesses certain degrees of voting or control or has other interests.
The Adviser and its affiliates may give advice and recommend securities to other clients which may differ from advice given to, or securities recommended or bought for, a Fund even though such other clients’ investment objectives may be similar to those of the Fund and the Adviser may make decisions for a Fund that may be more beneficial to one type of shareholder than another.
The Adviser and its affiliates manage long and short portfolios. The simultaneous management of long and short portfolios creates conflicts of interest in portfolio management and trading in that opposite directional positions may be taken in client accounts, including client accounts managed by the same investment team, and creates risks such as: (i) the risk that short sale activity could adversely affect the market value of long positions in one or more portfolios (and vice versa) and (ii) the risks associated with the trading desk receiving opposing orders in the same security simultaneously. The Adviser and its affiliates have adopted policies and procedures that are reasonably designed to mitigate these conflicts. In certain circumstances, the Adviser invests on behalf of itself in securities and other instruments that would be appropriate for, held by, or may fall within the investment guidelines of its clients, including a Fund. At times, the Adviser may give advice or take action for its own accounts that differs from, conflicts with, or is adverse to advice given to, action taken for or the interests of any client.
From time to time, conflicts also arise due to the fact that certain securities or instruments may be held in some client accounts, including a Fund, but not in others, or that client accounts may have different amounts of holdings in certain securities or instruments. In addition, due to differences in the investment strategies or restrictions among client accounts, the Adviser may take action with respect to one account that differs from the action taken with respect to another account. In some cases, a client account may compensate the Adviser based on the performance of the securities held by that account or pay a higher overall fee rate. The existence of such a performance based fee or higher fee rates may create additional conflicts of interest for the Adviser in the allocation of management time, resources and investment opportunities. The Adviser has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies that govern the Adviser’s trading practices, including, among other things, the aggregation and allocation of trades among clients, brokerage allocations, cross trades and best execution.
In addition, at times an investment team will give advice or take action with respect to the investments of one or more clients that is not given or taken with respect to other clients with similar investment programs, objectives, and strategies. Accordingly, clients with similar strategies will not always hold the same securities or instruments or achieve the same performance. The Adviser’s investment teams also advise clients with conflicting programs, objectives or strategies. These conflicts also exist as between the Adviser’s clients, including the Fund, and the Affiliated Investment Accounts managed by the Adviser’s investment adviser affiliates.
From time to time, the Adviser or its affiliates may provide opportunities to Affiliated Investment Accounts (including potentially a Fund) or other clients to make investments in companies (such as in equity, debt or other securities issued by companies) or to engage in transactions involving companies (such as refinancing, restructuring or other transactions) in which certain Affiliated Investment Accounts (including potentially a Fund) or other clients have already invested. These investments can create conflicts of interest, including those associated with the assets of a Fund potentially providing value to, or otherwise supporting the investments of, other Affiliated Investment Accounts or other clients and potentially diluting or otherwise adversely affecting a Fund previously invested in the company.
Morgan Stanley and its affiliates maintain separate trading desks that operate independently of each other and do not share information with the Adviser. The Morgan Stanley and affiliate trading desks may compete against the Adviser trading desks when implementing buy and sell transactions, possibly causing certain Affiliated Investment Accounts (including potentially a Fund) to pay more or receive less for a security than other Affiliated Investment Accounts.
Investments by Separate Investment Departments. For the Adviser and certain of its investment adviser affiliates, the entities and individuals that provide investment-related services can differ by client, investment function, or business line (each, an “Investment Department” and collectively, the “Investment Departments”). Nonetheless, Investment Departments (with certain exceptions) can engage in discussions and share information and resources with another Investment Department (or a team within the other Investment Department) regarding investment-related matters. The sharing of information and resources between the Investment Departments is designed to further increase the knowledge and effectiveness of each Investment Department. However, an investment team’s decisions as to the use of shared research and participation in discussions with another Investment Department could adversely impact a client. Certain investment teams within one Investment Department could make investment decisions and execute trades together with investment teams within other Investment Departments. Other investment teams make investment decisions and execute trades independently. This could cause the quality and price of execution, and the performance of investments and accounts, to vary. Internal policies and procedures set forth the guidelines under which securities and securities trades can be crossed, aggregated, and coordinated between accounts serviced by different Investment Departments. Internal policies and procedures take into consideration a variety of factors, including the primary market in which such security trades. If a security or securities trade is ineligible for crossing, aggregation, or other coordinated trading, then each Investment Department will execute such trades independently of the other.
Payments to Broker-Dealers and Other Financial Intermediaries. The Adviser, Distributor and/or their affiliates may pay compensation, out of their own funds and not as an expense of the Fund, to certain Financial Intermediaries (which may include affiliates of the Adviser and the Distributor), including recordkeepers and administrators of various deferred compensation plans, in connection with the sale, distribution, marketing and retention of shares of the Fund and/or shareholder servicing. For example, the Adviser or the Distributor may pay additional compensation to a Financial Intermediary for, among other things, promoting the sale and distribution of Fund shares, providing access to various programs, mutual fund platforms or preferred or recommended mutual fund lists that may be offered by a Financial Intermediary, granting the Distributor access to a Financial Intermediary’s financial advisors and consultants, providing assistance in the ongoing education and training of a Financial Intermediary’s financial personnel, furnishing marketing support, maintaining share balances and/or for sub-accounting, recordkeeping, administrative, shareholder or transaction processing services. Such payments are in addition to any distribution fees, shareholder servicing fees and/or transfer agency fees that may be payable by the Fund. The additional payments may be based on various factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Fund and/or some or all other Morgan Stanley Funds), amount of assets invested by the Financial Intermediary’s customers (which could include current or aged assets of the Fund and/or some or all other Morgan Stanley Funds), a Fund’s advisory fee, some other agreed upon amount or other measures as determined from time to time by the Adviser and/or the Distributor. The amount of these payments may be different for different Financial Intermediaries.
In certain cases, payments to broker-dealers and other Financial Intermediaries may be shared by and among the Adviser, the Distributor and their affiliates.  The prospect of receiving, or the receipt of, additional compensation, as described above, by Financial Intermediaries may provide such Financial Intermediaries and their financial advisors and other salespersons with an incentive to favor sales of shares of the Fund over other investment options with respect to which these Financial Intermediaries do not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Fund or the amount that the Fund receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and should review carefully any disclosures provided by Financial Intermediaries as to their compensation.
The additional compensation received by a given Financial Intermediary from the Adviser and/or the Distributor may vary from the additional compensation received by the Financial Intermediary in respect of an Affiliated Investment Account managed by an affiliate of the Adviser or principally underwritten by an affiliate of the Distributor. In such circumstances, differences in the prospect of receiving, or the receipt of, additional compensation, as described above, by Financial Intermediaries may provide such Financial Intermediaries and their financial advisors and other salespersons with an incentive to favor sales of shares of one Affiliated Investment Account over other investment options with respect to which these Financial Intermediaries do not receive additional compensation (or receives lower levels of additional compensation).
Morgan Stanley Trading and Principal Investing Activities. Notwithstanding anything to the contrary herein, Morgan Stanley will generally conduct its sales and trading businesses, publish research and analysis, and render investment advice without regard for a Fund’s holdings, although these activities could have an adverse impact on the value of one or more of the Fund’s investments, or could cause Morgan Stanley to have an interest in one or more portfolio investments that is different from and potentially adverse to that of a Fund. Furthermore, from time to time, the Adviser or its affiliates may invest “seed” capital in a Fund, typically to enable the Fund to commence investment operations and/or achieve sufficient scale, as further described below. The Adviser and its affiliates may hedge such seed capital exposure by investing in derivatives or other instruments expected to produce offsetting exposure. Such hedging transactions, if any, would occur outside of a Fund and could adversely affect a Fund’s investments.
Morgan Stanley’s sales and trading, financing and principal investing businesses (whether or not specifically identified as such, and including Morgan Stanley’s trading and principal investing businesses) will not be required to offer any investment opportunities to a Fund. These businesses may encompass, among other things, principal trading activities as well as principal investing.
Morgan Stanley’s sales and trading, financing and principal investing businesses have acquired or invested in, and in the future may acquire or invest in, minority and/or majority control positions in equity or debt instruments of diverse public and/or private companies. Such activities may put Morgan Stanley in a position to exercise contractual, voting or creditor rights, or management or other control with respect to securities or loans of portfolio investments or other issuers, and in these instances Morgan Stanley may, in its discretion and subject to applicable law, act to protect its own interests or interests of clients, and not a Fund’s interests.
Subject to the limitations of applicable law, a Fund may purchase from or sell assets to, or make investments in, companies in which Morgan Stanley has or may acquire an interest, including as an owner, creditor or  counterparty.

Morgan Stanley’s Investment Banking and Other Commercial Activities. Morgan Stanley advises clients on a variety of mergers, acquisitions, restructuring, bankruptcy and financing transactions. Morgan Stanley may act as an advisor to clients, including other investment funds that may compete with a Fund and with respect to investments that a Fund may hold. Morgan Stanley may give advice and take action with respect to any of its clients or proprietary accounts that may differ from the advice given, or may involve an action of a different timing or nature than the action taken, by a Fund. Morgan Stanley may give advice and provide recommendations to persons competing with a Fund and/or any of a Fund’s investments that are contrary to the Fund’s best interests and/or the best interests of any of its investments.
Morgan Stanley could be engaged in financial advising, whether on the buy-side or sell-side, or in financing or lending assignments that could result in Morgan Stanley determining in its discretion or being required to act exclusively on behalf of one or more third parties, which could limit a Fund’s ability to transact with respect to one or more existing or potential investments. Morgan Stanley may have relationships with third-party funds, companies or investors who may have invested in or may look to invest in portfolio companies, and there could be conflicts between a Fund’s best interests, on the one hand, and the interests of a Morgan Stanley client or  counterparty, on the other hand.
To the extent that Morgan Stanley advises companies in financial  restructurings outside of, prior to or after filing for protection under Chapter 11 of the U.S. Bankruptcy Code or similar laws in other jurisdictions, the Adviser’s flexibility in making investments in such restructurings on a Fund’s behalf, or participating on steering committees and other committees in connection with existing investments, may be limited.
Morgan Stanley could provide investment banking services to competitors of portfolio companies, as well as to private equity and/or private credit funds; such activities may present Morgan Stanley with a conflict of interest  vis-a-vis a Fund’s investment and may also result in a conflict in respect of the allocation of investment banking resources to portfolio companies.
To the extent permitted by applicable law, Morgan Stanley may provide a broad range of financial services to companies in which a Fund invests, including strategic and financial advisory services, interim acquisition financing and other lending and underwriting or placement of securities, and Morgan Stanley generally will be paid fees (that may include warrants or other securities) for such services. Morgan Stanley will not share any of the foregoing interest, fees and other compensation received by it (including, for the avoidance of doubt, amounts received by the Adviser) with a Fund, and any advisory fees payable will not be reduced thereby.
Morgan Stanley may be engaged to act as a financial advisor to a company in connection with the sale of such company, or subsidiaries or divisions thereof, may represent potential buyers of businesses through its mergers and acquisition activities and may provide lending and other related financing services in connection with such transactions. Morgan Stanley’s compensation for such activities is usually based upon realized consideration and is usually contingent, in substantial part, upon the closing of the transaction. Under these circumstances, a Fund may be precluded from participating in a transaction with or relating to the company being sold or participating in any financing activity related to merger or acquisition.
The involvement or presence of Morgan Stanley in the investment banking and other commercial activities described above (or the financial markets more broadly) may restrict or otherwise limit investment opportunities that may otherwise be available to the Fund. For example, issuers may hire and compensate Morgan Stanley to provide underwriting, financial advisory, placement agency, brokerage services or other services and, because of limitations imposed by applicable law and regulation, a Fund may be prohibited from buying or selling securities issued by those issuers or participating in related transactions or otherwise limited in its ability to engage in such investments.
In addition, in situations where the Adviser is required to aggregate its positions with those of other Morgan Stanley business units for position limit calculations, the Adviser may have to refrain from making investments due to the positions held by other Morgan Stanley business units or their clients. There may be other situations where the Adviser refrains from making an investment or refrains from taking certain actions related to the management of such investment due to, among other reasons, additional disclosure obligations, regulatory requirements, policies, and  reputational risk, or the Adviser may limit purchases or sales of securities in respect of which Morgan Stanley is engaged in an underwriting or other distribution capacity.
Morgan Stanley’s Marketing Activities. Morgan Stanley is engaged in the business of underwriting, syndicating, brokering, administering, servicing, arranging and advising on the distribution of a wide variety of securities and other investments in which a Fund may invest. Subject to the restrictions of the 1940 Act, including Sections 10(f) and 17(e) thereof, a Fund may invest in transactions in which Morgan Stanley acts as underwriter, placement agent, syndicator, broker, administrative agent, servicer, advisor, arranger or structuring agent and receives fees or other compensation from the sponsors of such products or securities. Any fees earned by Morgan Stanley in such capacity will not be shared with the Adviser or the Fund. Certain conflicts of interest, in addition to the receipt of fees or other compensation, would be inherent in these transactions. Moreover, the interests of one of Morgan Stanley’s clients with respect to an issuer of securities in which a Fund has an investment may be adverse to the Adviser’s or a Fund’s best interests. In conducting the foregoing activities, Morgan Stanley will be acting for its other clients and will have no obligation to act in the Adviser’s or the Fund’s best interests. Due to the restrictions of the 1940 Act, a Fund may be restricted from participating in certain transactions in which Morgan Stanley acts as underwriter, placement agent, syndicator, broker, administrative agent, servicer, advisor, arranger or structuring agent, including transactions that would otherwise be beneficial to the Fund.
Client Relationships. Morgan Stanley has existing and potential relationships with a significant number of corporations, institutions and individuals. In providing services to its clients, Morgan Stanley may face conflicts of interest with respect to activities recommended to or performed for such clients, on the one hand, and a Fund, its shareholders or the entities in which the Fund invests, on the other hand. In addition, these client relationships may present conflicts of interest in determining whether to offer certain investment opportunities to a Fund. In acting as principal or in providing advisory and other services to its other clients, Morgan Stanley may engage in or recommend activities with respect to a particular matter that conflict with or are different from activities engaged in or recommended by the Adviser on a Fund’s behalf.
Principal Investments. There may be situations in which a Fund’s interests may conflict with the interests of one or more general accounts of Morgan Stanley and its affiliates or accounts managed by Morgan Stanley or its affiliates. This may occur because these accounts hold public and private debt and equity securities of many issuers which may be or become portfolio companies, or from whom portfolio companies may be acquired.
Transactions with Portfolio Companies of Affiliated Investment Accounts. The companies in which a Fund may invest may be counterparties to or participants in agreements, transactions or other arrangements with portfolio companies or other entities of portfolio investments of Affiliated Investment Accounts (for example, a company in which a Fund invests may retain a company in which an Affiliated Investment Account invests to provide services or may acquire an asset from such company or vice versa). Certain of these agreements, transactions and arrangements involve fees, servicing payments, rebates and/or other benefits to Morgan Stanley or its affiliates. For example, portfolio entities may, including at the encouragement of Morgan Stanley, enter into agreements regarding group procurement and/or vendor discounts. Morgan Stanley and its affiliates may also participate in these agreements and may realize better pricing or discounts as a result of the participation of portfolio entities. To the extent permitted by applicable law, certain of these agreements may provide for commissions or similar payments and/or discounts or rebates to be paid to a portfolio entity of an Affiliated Investment Account, and such payments or discounts or rebates may also be made directly to Morgan Stanley or its affiliates. Under these arrangements, a particular portfolio company or other entity may benefit to a greater degree than the other participants, and the Morgan Stanley Funds, investment vehicles and accounts (which may or may not include a Fund) that own an interest in such entity will receive a greater relative benefit from the arrangements than the Morgan Stanley Funds, investment vehicles or accounts that do not own an interest therein. Fees and compensation received by portfolio companies of Affiliated Investment Accounts in relation to the foregoing will not be shared with the Fund or offset advisory fees payable.
Investments in Portfolio Investments of Other Funds. To the extent permitted by applicable law, when the Fund invests in certain companies or other entities, other funds affiliated with or advised by the Adviser may have made or may be making an investment in such companies or other entities. Other funds that have been or may be managed by the Adviser may invest in the companies or other entities in which a Fund has made an investment. Under such circumstances, a Fund and such other funds may have conflicts of interest (e.g., over the terms, exit strategies and related matters, including the exercise of remedies of their respective investments). If the interests held by a Fund or other fund are different from (or take priority over or are subordinate to) those held by the Fund or such other funds, the Adviser may be required to make a selection at the time of conflicts between the interests held by such other funds and the interests held by a Fund.
Investments in Morgan Stanley Funds and Other Funds. To the extent permitted by applicable law, a Fund may invest in a fund affiliated with the Adviser or its affiliates or a fund advised by the Adviser or its affiliates. In connection with any such investments, an investing Fund, to the extent permitted by the 1940 Act, will pay all advisory, administrative and/or Rule 12b-1 fees applicable to the investment. Investments by the Fund in a fund affiliated with the Adviser or its affiliates or a fund advised by the Adviser or its affiliates present potential conflicts of interest, including potential incentives to invest in smaller or newer funds to increase asset levels or to otherwise provide greater viability for funds. The Adviser voluntarily waives advisory fees (or unitary management fees, as applicable) of the Fund associated with investments by the Fund in a fund advised by the Adviser or its affiliates, which will reduce, but will not eliminate, these types of conflicts.
The Affiliated Investment Accounts (including the Funds) may, individually or in the aggregate, own a substantial percentage of a Fund. Further, the Adviser, its affiliates, or another entity (i.e., a seed investor) may invest in the Funds at or near the establishment of such Funds, which may facilitate the Funds achieving a specified size or scale. The Adviser and/or its affiliates may make payments to an investor that contributes seed capital to a Fund. Such payments may continue for a specified period of time and/or until a specified dollar amount is reached, and will be made from the assets of the Adviser and/or such affiliates (and not the applicable Fund). Seed investors may contribute all or a majority of the assets in the Fund. There is a risk that such seed investors may redeem their investments in the Fund, particularly after payments from the Adviser and/or its affiliates have ceased. Such redemptions could negatively impact the Fund’s liquidity, expenses and market price of its shares, as applicable.
Allocation of Expenses. Expenses may be incurred that are attributable to a Fund and one or more other Affiliated Investment Accounts (including in connection with issuers in which a Fund and such other Affiliated Investment Accounts have overlapping investments). The allocation of such expenses among such entities raises potential conflicts of interest. The Adviser and its affiliates intend to allocate such common expenses among a Fund and any such other Affiliated Investment Accounts on a pro rata basis or in such other manner as the Adviser deems to be fair and equitable or in such other manner as may be required by applicable law.
Temporary Investments. To more efficiently invest short-term cash balances held by a Fund, the Adviser may invest such balances on an overnight “sweep” basis in shares of one or more money market funds or other short-term vehicles. The investment adviser to these money market funds or other short-term vehicles may be the Adviser (or an investment adviser affiliate) to the extent permitted by applicable law, including Rule 12d1-1 under the 1940 Act. In such a case, the Adviser or investment adviser affiliate may receive asset-based fees in respect of a Fund’s investment (which will reduce the net return realized by a Fund). For additional information regarding investments in other funds, see the section “Investments in Morgan Stanley Funds and Other Funds,” above.
Transactions with Affiliates. The Adviser and any investment sub-adviser might purchase securities from underwriters or placement agents in which a Morgan Stanley affiliate is a member of a syndicate or selling group, as a result of which an affiliate might benefit from the purchase through receipt of a fee or otherwise. Neither the Adviser nor any investment sub-adviser will purchase securities on behalf of a Fund from an affiliate that is acting as a manager of a syndicate or selling group. Purchases by the Adviser on behalf of a Fund from an affiliate acting as a placement agent must meet the requirements of applicable law. Furthermore, Morgan Stanley may face conflicts of interest when a Fund uses service providers affiliated with Morgan Stanley because Morgan Stanley receives greater overall fees when they are used.
Affiliated Indexes. An investment adviser affiliate(s) of the Adviser develops, owns and operates indexes (“Indexes”), and may continue to do so in the future, based on investment and trading strategies and concepts developed by the Adviser and/or its investment adviser affiliates (“Adviser Strategies”). Some of the Funds seek to track the performance of the Indexes. The Adviser manages Accounts which track the same Indexes used by the Funds or which are based on the same, or substantially similar, Adviser Strategies that are used in the operation of the Indexes and the Funds. The operation of the Indexes, the Funds and the Accounts in this manner gives rise to potential conflicts of interest. For example, Accounts that track the same Indexes used by the Funds may engage in purchases and sales of securities prior to when the Index and the Funds engage in similar transactions because such Accounts may be managed and rebalanced on an ongoing basis, whereas the Funds’ portfolios may only be rebalanced on a periodic or other basis subsequent to the rebalancing of the Index.
The Adviser has adopted policies and procedures that are designed to address potential conflicts that arise in connection with the operation of the Indexes, the Funds and the Accounts. The Adviser has established certain information barriers and other policies designed to address the sharing of information between different businesses within the Investment Adviser, including with respect to personnel responsible for constructing and maintaining the Indexes and those involved in decision-making for the Funds.
Valuation of the Funds’ Investments. The Adviser performs certain valuation services related to securities and other assets held by the Funds and performs such services in accordance with its valuation policies. The Adviser will face a conflict with respect to valuation of the Funds’ investments generally because of the effect of such valuations on the Adviser’s fees and other compensation and performance of the Funds.
Proxy Voting by the Adviser. The Adviser has implemented processes designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Funds, and to help ensure that such decisions are made in accordance with its fiduciary obligations to its clients. Notwithstanding such proxy voting processes, proxy voting decisions made by the Adviser in respect of securities held by the Funds may benefit the interests of Morgan Stanley and/or accounts other than the Funds. Further, the Adviser may make different proxy voting decisions in respect of the same security held by clients with different investment objectives or strategies. For a more detailed discussion of these policies and procedures, see the section of the Statement of Additional Information entitled “Morgan Stanley Investment Management Proxy Voting Policy and Procedures.”
Potential Conflict of Interest Related to Use of Sub-Adviser(s). To the extent the Adviser to a Fund engages affiliated and/or unaffiliated sub-advisers, the Adviser generally expects to compensate the sub-adviser out of the advisory fee it receives from the Fund, which creates an incentive for the Adviser to select sub-adviser(s) with lower fee rates or to select affiliated sub-adviser(s). In addition, a sub-adviser may have interests and relationships that create actual or potential conflicts of interest related to their management of Fund assets allocated to or managed by the sub-adviser. These conflicts may be similar to or different from the conflicts described herein related to Morgan Stanley and its investment advisory affiliates. For additional information about potential conflicts of interest for each sub-adviser(s) can be found in the relevant sub-adviser’s Form ADV. A copy of Part 1 and Part 2 of a sub-adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov).
Electronic Communication Networks and Alternative Trading Systems. The Adviser’s affiliate(s) have ownership interests in and/ or board seats on electronic communication networks (“ECNs”) or other alternative trading systems (“ATSs”). In certain instances the Adviser’s affiliate(s) could be deemed to control one or more of such ECNs or ATSs based on the level of such ownership interests and whether such affiliates are represented on the board of such ECNs or ATSs. Consistent with its fiduciary obligation to seek best execution, the Adviser may, from time to time, directly or indirectly, effect client trades through ECNs or other ATSs in which the Firm’s affiliates have or could acquire an interest or board seat. These affiliates might receive an indirect economic benefit based upon their ownership in the ECNs or other ATSs. The Adviser will, directly or indirectly, execute through an ECN or other ATSs in which an affiliate has an interest only in situations where the Adviser or the broker dealer through whom it is accessing the ECN or ATS reasonably believes such transaction will be in the best interest of its clients and the requirements of applicable law have been satisfied.
General Process for Potential Conflicts. All of the transactions described above involve the potential for conflicts of interest between the Adviser, related persons of the Adviser and/or their clients. The Advisers Act, the 1940 Act and ERISA impose certain requirements designed to decrease the possibility of conflicts of interest between an investment adviser and its clients. In some cases, transactions may be permitted subject to fulfillment of certain conditions. Certain other transactions may be prohibited. In addition, the Adviser has instituted policies and procedures designed to prevent conflicts of interest from arising and, when they do arise, to ensure that it effects transactions for clients in a manner that is consistent with its fiduciary duty to its clients and in accordance with applicable law. The Adviser seeks to ensure that potential or actual conflicts of interest are appropriately resolved taking into consideration the overriding best interests of the client.
FINANCIAL STATEMENTS
The Fund’s audited financial statements for the fiscal year ended October 31, 2025, including notes thereto, and the report of Ernst & Young LLP, an independent registered public accounting firm, are herein incorporated by reference to  the Fund’s report filed on Form  N-CSR. A copy of the annual financial statements and additional information included in the Fund’s most recent report filed on Form  N-CSR must accompany the delivery of this SAI.

APPENDIX A — MORGAN STANLEY INVESTMENT MANAGEMENT EQUITY PROXY VOTING POLICY AND PROCEDURES
Introduction
This Proxy Voting Policy (“Policy”) sets out Morgan Stanley Investment Management’s (“MSIM”)1 approach to Proxy Voting, the procedures it follows with respect to Proxy Voting and the guidelines used to inform voting on key issues. The Policy is reviewed annually and updated as necessary to address new and evolving proxy voting issues and standards.
A. MSIM Approach to Proxy Voting
MSIM will vote proxies in a prudent and diligent manner and in the best interests of clients in accordance with its fiduciary duties, consistent with the objectives of the relevant investment strategy (“Client Proxy Standard”). MSIM will generally seek to vote proxies in accordance with the Proxy Voting Guidelines set out below.
MSIM has a decentralized approach towards investment management, consisting of independent investment teams. Investment teams seek to integrate this Policy with their investment goals and client expectations, using their vote to support sound corporate governance with the aim of enhancing long-term shareholder value, providing a high standard of transparency, and enhancing companies’ economic value. To that end, investment teams retain the overall vote decision. In some circumstances, MSIM may further define guidelines that sit under this Policy providing more details on company expectations and voting decisions applicable to certain strategies.
Under this Policy, proxy voting is led by our investment teams with support from the Global Stewardship Team (“GST”). The GST supports investment teams to vote in accordance with the Client Proxy Standard and comprises individuals who are separate from our investment teams. The GST is also responsible for the consistent application of this Policy and the Proxy Voting Guidelines and for providing voting recommendations to investment teams. The GST also oversees the proxy voting operational processes, vote execution and research.
As a result of  MSIM’s independent investment team structure, a situation may emerge in which different investment teams have different views on how to vote the same proxy in the best interest of their respective clients. Under these circumstances, each investment team will vote according to their views.
B. Applicability of Policy
This Policy2 applies to proxy voting activities across  MSIM. MSIM votes proxies on behalf of its sponsored funds and advisory clients that have granted it the authority to do so and will vote the proxies in accordance with this Policy unless otherwise agreed with the client.
Certain MSIM exchange-traded funds (“ETFs”) will follow Calvert Research and Management’s (“Calvert”) Proxy Voting Policies and Procedures and the Global Proxy Voting Guidelines set forth in Appendix A of the Calvert Proxy Voting Policies and Procedures. MSIM’s oversight of Calvert’s proxy voting engagement is ongoing pursuant to the 40 Act Fund Service Provider and Vendor Oversight Policy.
Proxy Voting Procedures
MSIM follows the following procedures when voting proxies:
A. Proprietary Proxy Voting Platform
MSIM uses a proprietary management system, Provosys3, when voting proxies. Provosys streamlines our proxy voting process by providing a centralized platform for research, vote instruction and management of conflicts of interests. We believe that the internal management of this process provides us with enhanced quality control, as well as oversight and independence of the proxy administration process. Our proprietary system also handles workflow around proxy voting, documenting the views of various investment teams and the GST where relevant.
B. Proxy Services Provided by Third Parties
MSIM also retains the services of Institutional Shareholder Services (“ISS”) and Glass Lewis (collectively, the “Proxy Service Providers3”) for proxy vote execution, reporting, record-keeping, and where appropriate, to provide company-level reports that summarize key data elements within an issuer’s proxy statement or on specific thematic/market topics.
MSIM performs periodic due diligence on the Proxy Service Providers as part of ongoing oversight. Topics of the reviews include, but are not limited to, the Proxy Service Providers’ management of conflicts of interest, methodologies for developing their policies and vote recommendations, and resources.

C. Proxy Voting Operations
The  GST3 is responsible for ensuring that voting instructions from investment teams and clients (where applicable) are communicated to our Proxy Service Provider responsible for proxy vote execution (currently, ISS serves in this capacity) and that adequate controls are in place to ensure instructions communicated electronically are accurately recorded in ISS systems for execution (including scenarios where votes have been split because of client preference or differing investment team convictions).
Additionally, the GST conducts monthly reviews of a vote audit report provided by ISS, confirming the execution status for meetings and conducts ex-post reviews to confirm that ISS has accurately implemented voting instructions.
D. Proxy Voting Oversight
The Proxy Review Committee (“PRC”) has overall responsibility for this Policy. The PRC consists of investment professionals who represent the different investment disciplines and/or geographic locations of MSIM and members of the GST. Additionally, the GST administers and implements the Policy through consultation with PRC members and MSIM investment teams, as well as monitors services provided by the Proxy Service Providers and any other research providers used in the proxy voting process.
E. Securities Lending
Accounts or funds sponsored, managed, or advised by  MSIM may participate in a securities lending program through a third-party provider. The voting rights for shares that are out on loan are transferred to the borrower and therefore, the lender is not entitled to vote the lent shares at the company meeting.
However, in certain circumstances a portfolio manager may seek to recall shares for the purposes of voting. In this event, the handling of such recall requests would be on a reasonable efforts basis.
F. Market and Operational Limitations
Voting proxies of companies located in some jurisdictions may involve several issues that can restrict or prevent the ability to vote such proxies or entail significant costs. These issues include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer’s jurisdiction of the listing organization to exercise votes; (iv) requirements to vote proxies in person; (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate our voting instructions.
As a result, MSIM will use reasonable efforts to vote clients’ non-U.S. proxies, after weighing the costs and benefits of voting such proxies, consistent with the Client Proxy Standard.
G. Conflicts of Interest
MSIM is part of Morgan Stanley, a global financial services group, and, as such, MSIM faces potential conflicts due to the role of other Morgan Stanley divisions which may have commercial relationships with companies in which MSIM may invest. Such potential conflicts of interest involving divisions of Morgan Stanley outside MSIM are managed through the operation of various policies and procedures, including (among others) those creating and enforcing information barriers between MSIM and other Morgan Stanley divisions.
MSIM has also enacted policies and procedures to address potential conflicts resulting from its own commercial or other relationships and to manage conflicts of interests so that proxies are voted in accordance with the Client Proxy Standard. The GST administers proxy voting Policy implementation and is responsible for providing investment teams with voting recommendations in accordance with this Policy and the Proxy Voting Guidelines. In the event of a material conflict of interest not addressed by such policies and procedures, the Head of GST will convene a special committee to oversee how a proxy should be voted in accordance with the Client Proxy Standard. Any determinations of the special committee regarding a material conflict of interest where appropriate will be reported to the Fund Board.
MSIM also faces potential conflicts of interest when voting proxies of its parent company Morgan Stanley. In such situations, MSIM will seek to vote its shares in the same proportion as other holders of Morgan Stanley’s shares (“echo vote”).
H. Proxy Voting Reporting & Recordkeeping
We will promptly provide a copy of this Policy to any client requesting it. We will also, upon client request, promptly provide a report indicating how each proxy was voted with respect to securities held in that client’s account.  MSIM files an annual Form N-PX on behalf of each MSIM affiliate for which such filing is required, indicating how proxies were voted with respect to each MSIM affiliate fund’s or advisor’s holdings.
The GST will maintain requisite proxy voting books and records, including but not limited to: (1) proxy voting policies and procedures, (2) proxy statements received on behalf of client accounts, (3) proxies voted, (4) copies of any relevant research documents and (5) PRC and Special Committee decisions and actions. This documentation will be maintained for such period as required by relevant law and regulation.
MSIM also maintains rationales for its voting decisions at shareholder meetings (including votes against management) in a searchable database on an external website, which is updated on a rolling 12-month basis.
Records are retained in accordance with Morgan Stanley’s Global Information Management Policy, which establishes general Firm-wide standards and procedures regarding the retention, handling, and destruction of official books and records and other information of legal or operational significance.
The Global Information Management Policy incorporates Morgan Stanley’s Master Retention Schedule, which lists various record classes and associated retention periods on a global basis.
I. Review of Policy
The  PRC through consultation with PRC members, and in conjunction with the Legal and Compliance Division, reviews this Policy annually to ensure that it remains consistent with clients’ best interests, regulatory requirements, investment team considerations, governance trends and industry best practices.
MSIM Proxy Voting Guidelines
MSIM4 (also defined as “We” within this section) will vote proxies in a prudent and diligent manner and in the best interests of clients in accordance with its fiduciary duties, consistent with the Client Proxy Standard.
Our proxy voting principles are rooted in the tenets of accountability, transparency and protection of shareholder rights. Stock ownership represents an opportunity to participate in the economic rewards of a long-lived asset and shareholder rights represent an important path to maximizing these rewards. When reviewing proposals, MSIM considers the financial materiality, including the company’s exposure to the risk or opportunity, the management of such issues and company’s current disclosures.
We therefore expects the companies in which it invests to adhere to effective governance practices and to protect their shareholders’ interests. In addition to these proxy voting guidelines, MSIM may review publicly disclosed information from the issuer, research, and other sources. Investment teams will independently make voting decisions as appropriate for their strategies.
A. Board of Directors
The board of directors plays a key role in overseeing management and ensuring effective execution of strategies to achieve long-term shareholder value creation. The board has several important responsibilities including, but not limited to, selecting the executive leadership, monitoring and  incentivizing performance, succession planning, and overseeing company strategy. In order to effectively carry out its fiduciary duties, we believe it is crucial for the board to have the right mix of skills, be sufficiently independent, and have the proper accountability mechanisms in place.
Board Composition
The role of the board of directors is to provide governance oversight and guidance to position the company for strategic success and drive long term value creation for shareholders. We believe that diverse perspectives on the board help directors assess and manage risks and opportunities comprehensively. Diversity on a board can include diversity of thought, background, skills, and experiences. Directors with a mix of tenures can also be beneficial to balance new perspectives with industry experience and knowledge. We generally expect the board to be composed of directors with adequate skill sets and diversity to provide oversight of the business, and in line with any local market regulations. Additionally, we expect the audit committee to have directors with appropriate financial expertise to serve on the committee.
Board Independence
We generally expect boards to adhere at a minimum to their prevalent market or regulatory standards on board independence. In most markets, a majority independent board is considered best practice. When assessing independence of directors, we may consider relevant circumstances and relationships with the company and related parties such as senior management or large shareholders.
In our experience, the right leadership structure is critical to a strong board. When voting on matters related to board leadership, we may consider company performance and any evidence of entrenchment or perceived risk indicating power may be overly concentrated in a single individual. We also generally expect key board committees to be comprised of independent board members.
Board Accountability
Director elections are the primary mechanism for shareholders to hold board members accountable. Therefore, we generally expect directors to be elected annually to serve on the board by majority vote. We generally expect directors who fail to receive majority shareholder support should resign from their position unless there is sufficient disclosure concerning the reasons why they failed to get support from a majority of the shareholders.

Boards should take into consideration the views of their long-term shareholders to ensure alignment, and to make appropriate efforts to communicate their plans and views broadly. To that end, we generally expect the board to engage meaningfully with long-term shareholders, especially to address concerns on matters that may affect the long-term value creation of the company.
We may consider withholding support for directors where we have significant concerns due to inadequate risk oversight of potentially financially material issues5. We may consider withholding support for Audit Committee members for failure to address accounting irregularities or financial misstatements over consecutive years.
Directors should dedicate adequate time to their role and consider any other existing commitments alongside their board and/or committee memberships. We may look at meeting attendance to determine whether directors have adequate time for their responsibilities.
B. Auditors
Investors rely on auditors to attest to the integrity of a company’s financial statements, without which the business could not be properly evaluated. It is essential that auditors be independent, accurate, fair in the fees charged, and not subject to conflicts of interest. We therefore expect auditors to be independent in order to provide an objective opinion and assurance. We may consider non-audit related business, length of service and any other relevant context when assessing auditor independence. We generally expect non-audit related fees to be less than 50% of the total fee.
C. Executive & Director Compensation
Properly structured compensation is essential to attracting and retaining effective corporate management. Poorly structured compensation plans can create perverse incentives. We expect compensations plans to be reasonable, and appropriately  incentivize executives to make risk-reward decisions that align with the business strategy and goals, and long-term shareholder value creation. Compensation plans should also build in retention mechanisms for high performing executives. We generally expect compensation plan payouts to align with performance and long-term value creation.
We expect director compensation to follow market best practice and be aligned with long-term shareholder interests. For executives and directors who gain shares through equity compensation plans, we generally expect reasonable guidelines and holding requirements. Typically, stock options issued to executives should be priced at fair market value on the date of the grant and any re-pricing should not incur a significant cost to shareholders.
We generally expect employee ownership, retirement and severance plans to be designed in a manner that does not disadvantage shareholders. These plans should not be excessively dilutive or incur a high cost. We generally expect discounted employee stock purchase plans to be broad-based and include non-executive employees. Discount rates should be in line with market best practice and not excessive.
For compensation plans with performance metrics, in instances where performance milestones are not met, we may expect reasonable claw back provisions for executive or director compensation related to these missed milestones depending on the circumstances.
We generally evaluate each compensation plan and any related proposals, including shareholder proposals, within the context of the market and the company. In order to make a suitable evaluation about compensation and related matters, we expect appropriate disclosures on relevant aspects.
D. Shareholder Rights and Defenses
Companies should take actions and make decisions with the intent of maximizing long-term shareholder value creation. We generally support proposals that enhance shareholder rights and vote against those that seek to undermine them. We believe that in most cases, each common share should have one vote, and that a simple majority of voting shares should be what is required to effect change.
Shareholder Rights Plans
Shareholder rights plans, commonly known as poison pills, and similar take-over defenses should aim to promote long-term shareholder value creation. When designing plans and defenses, companies should ensure that they do not suppress potential value by unduly discouraging acquirers. We generally expect companies to seek shareholder approval or ratification of shareholder rights plans.
Unequal Voting Rights
We generally expect companies to adhere to the one share one vote principle. When companies have dual-class structures, they should ensure that such structures are not misused to support instances where a few insiders may benefit at the cost of other shareholders. Ultimately, structures should strive to create alignment between the shareholders’ economic interests and their voting power.
Voting Requirements
We typically prefer a majority vote standard for binding votes. We also expect management to be responsive to non-binding votes that have received majority support. We generally expect companies to protect minority shareholder rights as their primary goal when considering supermajority vote requirements.
Right to call Special Meetings
We generally expect companies to allow large shareholders to call special meetings. A large shareholder may be defined by a reasonable threshold or in line with prevalent market practices.
Proxy Access
We generally consider ownership thresholds, holding periods, the number of directors that shareholders may nominate and any restrictions on forming a group in our evaluation of proposals related to proxy access.
E. Capital Structure
We expect any changes to the capital structure to be driven by legitimate business needs and not as a means of anti-takeover defense. We generally expect companies to ensure that such changes do not disadvantage shareholders.
Companies should provide a clear business rationale when requesting the authorization, or increase in authorization, of new shares or new share classes. They ought to request a reasonable number of shares in relation to the purpose outlined. Companies should follow prevalent market practices, such as offering pre-emptive rights, to ensure shareholders are not excessively diluted, unless required by specific circumstances which are clearly stated.
We generally consider specific company and market context when we evaluate proposals on dividend payout ratios and related matters.
F. Corporate Transactions & Proxy Fights
We expect companies to provide a clear economic and strategic rationale for proposed transactions. We also expect disclosure of any financial benefits to the board or executives from any proposed transaction and will generally look for assurances that shareholder interests were prioritized. We generally assess company-specific circumstances when evaluating voting matters related to mergers, acquisitions, other special corporate transactions, and contested elections.

G. Shareholder Proposals
In assessing shareholder proposals, we will carefully consider the potential financial materiality (as appropriate to the investment strategy of  MSIM’s investment teams and relevant advisory affiliates) of the issues raised in the proposal, as well as the company’s exposure to relevant risks and opportunities, current disclosures on the topic, and the sector and geography in which the company operates. We generally seek to balance concerns of reputational, operational, litigation and other risks that lie behind the proposal against costs of implementation.
We generally support proposals that seek to enhance useful disclosure on potentially financially material issues (as appropriate to the investment strategy of  MSIM’s investment teams and relevant advisory affiliates), including but not limited to climate, biodiversity, human rights, supply chain, workplace safety, human capital management and pay equity. We focus on understanding the company’s business and commercial context and recognize that there is no one size fits all that can be applied across the board.
We generally do not support shareholder proposals on matters best left to the board’s discretion, or addressed via legislation or regulation, or that would be considered unduly burdensome. We also generally do not support shareholder proposals related to matters that we do not consider to be financially material (as appropriate to the investment strategy of  MSIM’s investment teams and relevant advisory affiliates) for the company.
Appendix
Policy Statement
The Policy, with respect to securities held in the accounts of clients applies to those  MSIM entities that provide discretionary investment management services and for which an MSIM entity has authority to vote proxies. For purposes of this Policy, clients shall include: Morgan Stanley U.S. registered investment companies, other Morgan Stanley pooled investment vehicles, and MSIM separately managed accounts (including accounts for Employee Retirement Income Security (“ERISA”) clients and ERISA-equivalent clients). This Policy is reviewed and updated as necessary to address new and evolving proxy voting issues and standards.
The  MSIM entities covered by this Policy currently include the following: Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Saudi Arabia, MSIM Fund Management (Ireland) Limited, Morgan Stanley Asia Limited, Morgan Stanley Investment Management (Japan) Co. Limited, Morgan Stanley Investment Management Private Limited, Morgan Stanley Eaton Vance CLO Manager LLC, and Morgan Stanley Eaton Vance CLO CM LLC (each an “MSIM Affiliate” and collectively referred to as the “MSIM Affiliates” or as “we” below).
Each  MSIM Affiliate will use its best efforts to vote proxies as part of its authority to manage,  acquire and dispose of account assets.

− With respect to the  U.S. registered investment companies sponsored, managed or advised by any MSIM Affiliate (the “MS Funds”), each MSIM Affiliate will vote proxies under this Policy pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the Board of Directors/Trustees of the MS Funds.
− For other pooled investment vehicles (e.g., UCITS), each MSIM Affiliate will vote proxies under this Policy pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the relevant governing board.
− For separately managed accounts (including  ERISA and ERISA-equivalent clients), each MSIM Affiliate will vote proxies under this Policy pursuant to authority granted under the applicable investment advisory agreement or investment management agreement. Where an  MSIM Affiliate has the authority to vote proxies on behalf of  ERISA and ERISA-equivalent clients, the MSIM Affiliate must do so in accordance with its fiduciary duties under ERISA (and the Internal Revenue Code).
− In certain situations, a client or its fiduciary may reserve the authority to vote proxies for itself or an outside party or may provide an  MSIM Affiliate with a statement of proxy voting policy. The  MSIM Affiliate will comply with the client’s policy.
− Certain ETFs will follow  Calvert’s Global Proxy Voting Guidelines set forth in Appendix A of Calvert’s Proxy Voting Policies and Procedures and the proxy voting guidelines discussed below do not apply to such ETFs. See Appendix A of  Calvert’s Proxy Voting Policies and Procedures for a general discussion of the proxy voting guidelines to which these ETFs will be subject.
An  MSIM Affiliate will not vote proxies unless the investment management agreement, investment advisory agreement or other authority explicitly authorizes the MSIM Affiliate to vote proxies.
In addition to voting proxies of portfolio companies,  MSIM routinely engages with, or, in some cases, may engage a third party to engage with, the management or board of companies in which we invest on a range of environmental, social and governance issues. Governance is a window into or proxy for management and board quality.  MSIM engages with companies where we have larger positions, voting issues are material or where we believe we can make a positive impact on the governance structure.  MSIM’s engagement process, through private communication with companies, allows us to understand the governance structures at investee companies and better inform our voting decisions. In certain situations, a client or its fiduciary may provide an MSIM Affiliate with a proxy voting policy. In these situations, the  MSIM Affiliate will comply with the client’s policy.

APPENDIX A
Appendix A applies to the following accounts managed by Morgan Stanley AIP GP LP (i) closed-end funds registered under the Investment Company Act of 1940, as amended; (ii) discretionary separate accounts; (iii) unregistered funds; and (iv) non-discretionary accounts offered in connection with AIP’s Custom Advisory Portfolio Solutions service.  Generally, AIP will follow the guidelines set forth in Section II of MSIM’s Proxy Voting Policy and Procedures. To the extent that such guidelines do not provide specific direction, or AIP determines that consistent with the Client Proxy Standard, the guidelines should not be followed, the Proxy Review Committee has delegated the voting authority to vote securities held by accounts managed by AIP to the Fund of Hedge Funds investment team, the Private Markets investment team or the Portfolio Solutions team of AIP. A summary of decisions made by the applicable investment teams will be made available to the Proxy Review Committee for its information at the next scheduled meeting of the Proxy Review Committee.
In certain cases, AIP may determine to abstain from determining (or recommending) how a proxy should be voted (and therefore abstain from voting such proxy or recommending how such proxy should be voted), such as where the expected cost of giving due consideration to the proxy does not justify the potential benefits to the affected account(s) that might result from adopting or rejecting (as the case may be) the measure in question.
Waiver of Voting Rights
For regulatory reasons, AIP may either 1) invest in a class of securities of an underlying fund (the “Fund”) that does not provide for voting rights; or 2) waive 100% of its voting rights with respect to the following:

1	Any rights with respect to the removal or replacement of a director, general partner, managing member or other person acting in a similar capacity for or on behalf of the Fund (each individually a “Designated Person,” and collectively, the “Designated Persons”), which may include, but are not limited to, voting on the election or removal of a Designated Person in the event of such Designated Person’s death, disability, insolvency, bankruptcy, incapacity, or other event requiring a vote of interest holders of the Fund to remove or replace a Designated Person; and

2	Any rights in connection with a determination to renew, dissolve, liquidate, or otherwise terminate or continue the Fund, which may include, but are not limited to, voting on the renewal, dissolution, liquidation, termination or continuance of the Fund upon the occurrence of an event described in the Fund’s organizational documents; provided, however, that, if the Fund’s organizational documents require the consent of the Fund’s general partner or manager, as the case may be, for any such termination or continuation of the Fund to be effective, then AIP may exercise its voting rights with respect to such matter.

1	The MSIM entities covered by this Equity Proxy Voting Policy and Procedures (the “Policy”) currently include the following: Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Saudi Arabia, MSIM Fund Management (Ireland) Limited, Morgan Stanley Asia Limited, Morgan Stanley Investment Management (Japan) Co. Limited, Morgan Stanley Investment Management Private Limited, Morgan Stanley Eaton Vance CLO Manager LLC, Eaton Vance Management, Boston Management and Research, Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd, Morgan Stanley Eaton Vance CLO CM LLC and FundLogic SAS (each an “MSIM Affiliate” and collectively referred to as the “MSIM Affiliates” or as “we” below.)
2	This Policy does not apply to MSIM’s authority to exercise certain decision-making rights associated with investments in loans and other fixed-income instruments (collectively, “Fixed Income Instruments”). Instead, MSIM’s Policy for Exercising Consents Related to Fixed Income Instruments applies to MSIM’s exercise of discretionary authority or other investment management services, to the extent MSIM has been granted authority to exercise consents for an account with respect to any Fixed Income Instruments held therein.
3	Not applicable for Morgan Stanley AIP GP LP
4	The MSIM entities covered by this Equity Proxy Voting Policy and Procedures (the “Policy”) currently include the following: Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Saudi Arabia, MSIM Fund Management (Ireland) Limited, Morgan Stanley Asia Limited, Morgan Stanley Investment Management (Japan) Co. Limited, Morgan Stanley Investment Management Private Limited, Morgan Stanley Eaton Vance CLO Manager LLC, Eaton Vance Management, Boston Research Management, Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd, Morgan Stanley Eaton Vance CLO CM LLC and FundLogic SAS (each an “MSIM Affiliate” and collectively referred to as the “MSIM Affiliates” or as “we” below)
5	For example, we may withhold support for a director we believe is responsible for a company’s involvement/remediation of breach of global conventions such as UN Global Compact Principles on Human Rights, Labor Standards, Environment and Business Malpractice.

APPENDIX B — DESCRIPTION OF RATINGS
Standard & Poor’s Ratings Services
An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.
Issue credit ratings can be either long-term or short-term. Short-term issue credit ratings are generally assigned to those obligations considered short-term in the relevant market, typically with an original maturity of no more than 365 days. Short-term issue credit ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. We would typically assign a long-term issue credit rating to an obligation with an original maturity of greater than 365 days. However, the ratings we assign to certain instruments may diverge from these guidelines based on market practices.
I. S&P’s Long-Term Issue Credit Ratings
AAA: An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.
AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.
A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.
BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.
BB; B; CCC; CC; and C: Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.
BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.
B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.
CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.
CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.
C:  An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.
D:  An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.  A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.
NR:  Indicates that a rating has not been assigned or is no longer assigned.
Note: Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

II. S&P’s Short-Term Issue Credit Ratings
A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.
A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.
A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.
B: A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.
C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.
D: A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.  A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.
NR: Indicates that a rating has not been assigned or is no longer assigned.
III. Municipal Short-Term Note Ratings
SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3: Speculative capacity to pay principal and interest.
D: ‘D’ is assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example, due to automatic stay provisions.
Moody’s Investors, Inc.
Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of eleven months or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. Moody’s issues ratings at the issuer level and instrument level on both the long-term scale and the short-term scale. Typically, ratings are made publicly available although private and unpublished ratings may also be assigned.
I. Moody’s Global Long-Term Rating Scale
Aaa: Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A: Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.
Baa: Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba: Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.
Caa: Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C: Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.
II. Moody’s Global Short-Term Rating Scale
P-1: Ratings of Prime-1 reflect a superior ability to repay short-term debt obligations.
P-2: Ratings of Prime-2 reflect a strong ability to repay short-term debt obligations.
P-3: Ratings of Prime-3 reflect an acceptable ability to repay short-term obligations.
NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Fitch Ratings Inc.
Fitch Ratings’ credit ratings relating to issuers are an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings relating to securities and obligations of an issuer can include a recovery expectation. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. The agency’s credit ratings cover the global spectrum of corporate, sovereign financial, bank, insurance, and public finance entities (including supranational and sub-national entities) and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.
I. Fitch’s Long-Term Issuer Credit Rating Scale
AAA: Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA: Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A: High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB: Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.
BB: Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists that supports the servicing of financial commitments.
B: Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
CCC: Substantial credit risk. Default is a real possibility.
CC: Very high levels of credit risk. Default of some kind appears probable.
C:  Near default.  A default or default-like process has begun, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a ‘C’ category rating for an issuer include: a. the issuer has entered into a grace or cure period following non-payment of a material financial obligation; b. the formal announcement by the issuer or their agent of a distressed debt exchange (“DDE”);  c. a closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent.

RD: Restricted default.  ‘RD’ ratings indicate an issuer that in Fitch’s opinion has experienced: a. an uncured payment default or DDE on a bond, loan or other material financial obligation, but b. has not entered into bankruptcy filings, administration, receivership, liquidation, or other formal winding-up procedure, and c. has not otherwise ceased operating. This would include: i. the selective payment default on a specific class or currency of debt; ii. the uncured expiry of any applicable original grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation.
D: Default. ‘D’  ratings indicate an issuer that in Fitch’s opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure or that has otherwise ceased business and debt is still outstanding.
Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a DDE.
In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.
Note: The modifiers “+” or “-“ may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to ‘AAA’ ratings and ratings below the ‘CCC’ category.
II. Fitch’s Short-Term Ratings Assigned to Issuers or Obligations in Corporate, Public, Structured and Infrastructure and Project Finance Debt Markets
F1: Highest Short-Term Credit Quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2: Good Short-Term Credit Quality. Good intrinsic capacity for timely payment of financial commitments.
F3: Fair Short-Term Credit Quality. The intrinsic capacity for timely payment of financial commitments is adequate.
B: Speculative Short-Term Credit Quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
C: High Short-Term Default Risk. Default is a real possibility.
RD: Restricted Default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.
D: Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.
Note:  The modifiers “+” or “-“ may be appended to a rating to denote relative status within major rating categories.  For the short-term rating category of ‘F1’, a ‘+’ may be appended.

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MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS

PART C

OTHER INFORMATION

ITEM 28.	Exhibits

(a)	(1)	Declaration of Trust of the Registrant, dated February 13, 2003, is incorporated herein by reference to Exhibit (a) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on February 28, 2006.

	(2)	Amendment, dated July 25, 2005, to the Declaration of Trust of the Registrant, is incorporated herein by reference to Exhibit (a)(2) to Post-Effective Amendment No. 7 to the Registration on Form N-1A, filed on February 28, 2008.

	(3)	Instrument Establishing and Designating Additional Class of Shares (with respect to the Cash Management Class), dated April 28, 2005, is incorporated herein by reference to Exhibit (a)(3) to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed on February 28, 2008.

	(4)	Amendment, dated December 13, 2010, to the Declaration of Trust of the Registrant (redesignating the Service Class as the Institutional Select Class), is incorporated herein by reference to Exhibit (a)(4) to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on February 28, 2011.

	(5)	Instrument Establishing and Designating Additional Class of Shares (with respect to the Select Class), dated March 29, 2016, is incorporated herein by reference to Exhibit (a)(5) to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A, filed on March 31, 2016.

	(6)	Amendment, dated September 30, 2019, to the Declaration of Trust of the Registrant (renaming the Money Market Portfolio as the ESG Money Market Portfolio), is incorporated herein by reference to Exhibit (a)(6) to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A, filed on February 28, 2020.

	(7)	Amendment, dated April 23, 2020, to the Declaration of Trust of the Registrant, is incorporated herein by reference to Exhibit (a)(7) to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A, filed on February 25, 2021.

	(8)	Instrument Establishing and Designating Additional Class of Shares (with respect to the CastleOak Shares), dated May 3, 2021, is incorporated herein by reference to Exhibit (a)(8) to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A, filed on May 4, 2021.

	(9)	Instrument Establishing and Designating Additional Class of Shares (with respect to the Impact Class), is incorporated herein by reference to Exhibit (a)(9) to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A, filed on February 28, 2022.

	(10)	Amendment, dated June 27, 2011, to the Declaration of Trust of the Registrant (eliminating the Trustee retirement age), is incorporated herein by reference to Exhibit (a)(10) to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A, filed on February 28, 2022.

(11)

Amendment, dated October 26, 2022, to the Declaration of Trust of the Registrant (redesignating the Institutional Class and Institutional Select Class of ESG Money Market Portfolio as the Wealth Class and Wealth S Class, respectively), is incorporated herein by reference to Exhibit (a)(11) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A, filed on January 23, 2023.

	(12)	Instrument Establishing and Designating Additional Class of Shares (with respect to the Impact Partner Class), is incorporated herein by reference to Exhibit (a)(12) to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A, filed on February 28, 2024.

(13)

Instrument Establishing and Designating Additional Class of Shares (with respect to the Advisor Class), is incorporated herein by reference to Exhibit (a)(13) to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A, filed on February 28, 2024.

	(14)	Amendment, dated February 23, 2024, to the Declaration of Trust of the Registrant (redesignating the Institutional Class and Institutional Select Class of Tax-Exempt Portfolio as the Wealth Class and Wealth S Class, respectively), is incorporated herein by reference to Exhibit (a)(14) to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A, filed on February 28, 2024.

	(15)	Instrument Establishing and Designating Additional Class of Shares (with respect to the Institutional Plus Class), is incorporated herein by reference to Exhibit (a)(15) to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A, filed on August 25, 2025.

	(16)	Amendment, dated April 20, 2023, to the Declaration of Trust of the Registrant (renaming the ESG Money Market Portfolio as the Money Market Portfolio), is incorporated herein by reference to Exhibit (a)(16) to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A, filed on December 5, 2025.

	(17)	Instrument Establishing and Designating Additional Class of Shares (with respect to the DAP Class), filed herein.

(b)		Amended and Restated By-Laws of the Registrant, dated December 2, 2021, is incorporated herein by reference to Exhibit (b) to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A, filed on February 28, 2022.

(c)		None.

(d)		Investment Advisory Agreement between the Registrant and Morgan Stanley Investment Management Inc., dated October 23, 2003, is incorporated herein by reference to Exhibit (d)(1) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on February 28, 2006.

(e)		Distribution Agreement, dated April 29, 2005, between the Registrant and Morgan Stanley & Co. Incorporated, is incorporated herein by reference to Exhibit (e) to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on February 28, 2007.

(f)		Not applicable.

(g)		Custodian Contract between Registrant and State Street Bank and Trust Company, dated March 7, 2008, is incorporated herein by reference to Exhibit (g) to Post-Effective Amendment No. 191 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund Trust, filed on December 19, 2018.

(h)	(1)	Administration Agreement, dated October 23, 2003, between the Registrant and Morgan Stanley Investment Management Inc., is incorporated herein by reference to Exhibit (h)(1) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on February 28, 2006.

	(2)	Form of Call Center and Transfer Agency Services Amendment, dated July 1, 2013, to the Administration Agreement, dated October 23, 2003, between the Registrant and Morgan Stanley Investment Management Inc., is incorporated herein by reference to Exhibit (h)(2) to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on February 28, 2014.

	(3)	Transfer Agency and Service Agreement with Boston Financial Data Services, Inc., dated April 1, 2013, is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 191 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund Trust, filed on December 19, 2018.

	(4)	Amendment to the Transfer Agency and Service Agreement with Boston Financial Data Services, Inc., dated July 1, 2013, is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A of Morgan Stanley Limited Duration U.S. Government Trust, filed on September 26, 2014.

	(5)	Amendment to the Transfer Agency and Service Agreement with Boston Financial Data Services, Inc., dated May 23, 2017, is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of Active Assets Prime Trust, filed on October 27, 2017.

	(6)	Addendum to the Transfer Agency and Service Agreement with Boston Financial Data Services, Inc., dated October 5, 2017, is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of Active Assets Prime Trust, filed on October 27, 2017.

(i)	(1)	Opinion of Clifford Chance US LLP, dated July 26, 2005, is incorporated by reference to Exhibit (i)(1) of Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A, filed on July 26, 2005.

	(2)	Opinion of Dechert LLP, Massachusetts counsel, dated July 26, 2005, is incorporated herein by reference to Exhibit (i)(2) of Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A, filed on July 26, 2005.

	(3)	Opinion and Consent of Dechert LLP, with respect to Select Class shares, is incorporated herein by reference to Exhibit (i)(3) to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A, filed on March 31, 2016.

	(4)	Opinion and Consent of Dechert LLP, with respect to CastleOak Shares of ESG Money Market Portfolio and Government Portfolio, is incorporated herein by reference to Exhibit (i)(4) to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A, filed on May 4, 2021.

	(5)	Opinion and Consent of Dechert LLP, with respect to Impact Class shares of Government Portfolio and Prime Portfolio, is incorporated herein by reference to Exhibit (i)(5) to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A, filed on February 28, 2022.

	(6)	Opinion of Dechert LLP, with respect to CastleOak Shares of Prime Portfolio, is incorporated herein by reference to Exhibit (i)(6) to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A, filed on September 30, 2022.

	(7)	Opinion of Dechert LLP, with respect to Select Class Shares of ESG Money Market Portfolio, is incorporated herein by reference to Exhibit (i)(7) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A, filed on January 23, 2023.

	(8)	Opinion of Dechert LLP, with respect to Impact Partner Class Shares of Money Market Portfolio, is incorporated herein by reference to Exhibit (i)(8) to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A, filed on February 28, 2024.

	(9)	Opinion of Dechert LLP, with respect to Advisor Class Shares of Money Market Portfolio and Tax-Exempt Portfolio, is incorporated herein by reference to Exhibit (i)(9) to Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A, filed on March 22, 2024.

	(10)	Opinion of Dechert LLP, with respect to Advisor Class Shares of Government Portfolio, Treasury Portfolio and Treasury Securities Portfolio, is incorporated herein by reference to Exhibit (i)(10) to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A, filed on June 25, 2024.

(11)

Opinion and Consent of Dechert LLP, with respect to Institutional Plus Class Shares of Government Portfolio, Treasury Portfolio and Treasury Securities Portfolio, is incorporated herein by reference to Exhibit (i)(11) to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A, filed on August 25, 2025.

	(12)	Opinion and Consent of Dechert LLP, with respect to DAP Class Shares of Treasury Securities Portfolio, filed herein.

(j)		Consent of Independent Registered Public Accounting Firm, filed herein.

(k)		Not applicable.

(l)		Investment Letter of Morgan Stanley Investment Management Inc., is incorporated herein by reference to Exhibit (l) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on February 28, 2006.

(m)	(1)	Amended and Restated Administration Plan adopted by the Institutional Select Class, dated December 13, 2010, is incorporated herein by reference to Exhibit (m)(1) to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on February 28, 2011.

	(2)	Administration Plan adopted by the Administrative Class, dated April 25, 2006, is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on February 28, 2007.

	(3)	Service and Shareholder Administration Plan adopted by the Advisory Class, dated April 25, 2006, is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on February 28, 2007.

	(4)	Administration Plan adopted by the Investor Class, dated April 25, 2006, is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on February 28, 2007.

(5)

Administration Plan adopted by the Wealth S Class, dated January 23, 2023, is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A, filed on January 23, 2023.

(6)

Form of Administration Plan adopted by the Institutional Plus Class, is incorporated herein by reference to Exhibit (m)(6) to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A, filed on August 25, 2025.

	(7)	Shareholder Service Plan adopted by the Participant Class, dated April 25, 2006, is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on February 28, 2007.

	(8)	Shareholder Service Plan adopted by the Cash Management Class, dated April 25, 2006, is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on February 28, 2007.

	(9)	Amended and Restated Plan of Distribution, dated February 6, 2006, with respect to the Participant Class, is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on February 28, 2006.

	(10)	Amended and Restated Distribution Plan, dated June 14, 2010, with respect to the Cash Management Class, is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on February 28, 2011.

	(11)	Shareholder Service Plan adopted by the Select Class, dated March 31, 2016, is incorporated herein by reference to Exhibit (m)(9) of Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A, filed on March 31, 2016.

	(12)	Distribution Plan, dated March 31, 2016, with respect to the Select Class, is incorporated herein by reference to Exhibit (m)(10) of Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A, filed on March 31, 2016.

(n)		Multiple Class Plan Pursuant to Rule 18f-3, dated December 3, 2025, filed herein.

(o)		Not applicable.

(p)	(1)	Code of Ethics for Morgan Stanley Investment Management, dated June 25, 2025, is incorporated herein by reference to Exhibit (p)(1) to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A, filed on August 25, 2025.

(2)

Code of Ethics for Morgan Stanley Funds, dated June 13, 2024, is incorporated herein by reference to Exhibit (p)(2) to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of Morgan Stanley ETF Trust, filed on July 17, 2024.

(q)	(1)	Powers of Attorney of Trustees, dated March 13, 2025, are incorporated herein by reference to Exhibit (q)(1) of Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A of Morgan Stanley ETF Trust, filed on March 14, 2025.

ITEM 29.	Persons Controlled by or Under Common Control with the Fund

None.

ITEM 30.	Indemnification

Pursuant to Section 5.3 of the Registrant’s Declaration of Trust and under Section 4.8 of the Registrant’s By-Laws, the indemnification of the Registrant’s trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

Pursuant to Section 5.2 of the Registrant’s Declaration of Trust and paragraph 8 of the Registrant’s Investment Management Agreement, neither the Investment Manager nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

The Registrant, in conjunction with the Investment Manager, the Registrant’s Trustees, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will the Registrant maintain insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify him.

ITEM 31.	Business and Other Connections of Investment Adviser

See “Fund Management” in the Prospectus regarding the business of the investment adviser. The following information is given regarding directors and officers of Morgan Stanley Investment Management Inc. Morgan Stanley Investment Management Inc. is a wholly-owned subsidiary of Morgan Stanley.

Set forth below is the name and principal business address of each company for which directors or officers of Morgan Stanley Investment Management Inc. serve as directors, officers or employees. In addition to their position with Morgan Stanley Investment Management Inc., certain directors and officers of Morgan Stanley Investment Inc. also hold various positions with, and engage in business for, Morgan Stanley or its other subsidiaries.

Morgan Stanley Investment Management Inc.

Morgan Stanley Distribution, Inc.

Morgan Stanley Services Company Inc.

1585 Broadway, New York, NY 10036

Listed below as of December 31, 2025 are the officers and Directors of Morgan Stanley Investment Management Inc.:

NAME AND POSITION WITH	OTHER SUBSTANTIAL BUSINESS,
MORGAN STANLEY INVESTMENT MANAGEMENT INC.	PROFESSION OR VOCATION

Benjamin Huneke Managing Director and President	Managing Director of Morgan Stanley.

Mary E. Mullin Managing Director, Assistant Secretary and General Counsel	Managing Director and Secretary of other entities affiliated with the Adviser.

Deidre Downes Managing Director and Chief Compliance Officer

Benjamin Hammes Head of Derivatives Advisory and Chief Compliance Officer – Derivatives

Rohit Goenka Managing Director and Chief Financial Officer

Eric Kayne Managing Director, Director and Chief Operating Officer

Ruairi O’Healai Managing Director and Director

Lisa Buhain Winslow Managing Director and Director

Anita Rios Executive Director and Treasurer

Scott Steel Managing Director and Director

Tatiana Segal Managing Director and Director

Aaron Guth Secretary

Francesca Mead Executive Director and Assistant Secretary

Alec Nisbet Executive Director and Assistant Secretary

Luis Castello Executive Director and Assistant Treasurer

Jared P. Wong Executive Director and Chief Anti-Money Laundering Officer	Executive Director and Anti-Money Laundering Officer of Morgan Stanley Distribution, Inc. and Morgan Stanley Services Company, Inc.

Nina Kimble Executive Director and Deputy Anti-Money Laundering Officer

For information as to the business, profession, vocation or employment of a substantial nature of additional officers of the Adviser, reference is made to the Adviser’s current Form ADV (File No. 801-15757) filed under the Investment Advisers Act of 1940, incorporated herein by reference.

ITEM 32.	Principal Underwriters

(a) Morgan Stanley Distribution, Inc., a Delaware corporation, is the principal underwriter of the Registrant. Morgan Stanley Distribution, Inc. is also the principal underwriter of the following investment companies:

(1)	Morgan Stanley Europe Opportunity Fund Inc.

(2)	Morgan Stanley Institutional Fund, Inc.

(3)	Morgan Stanley Institutional Fund Trust

(4)	Morgan Stanley Insight Fund

(5)	Morgan Stanley U.S. Government Money Market Trust

(6)	Morgan Stanley Long Duration Government Opportunities Fund

(7)	Morgan Stanley Variable Insurance Fund, Inc.

(8)	E*TRADE Trust

(b) The following information is given as of December 31, 2025 regarding directors and officers of Morgan Stanley Distribution, Inc. The principal address of Morgan Stanley Distribution, Inc. is 1585 Broadway, New York, NY 10036.

NAME AND PRINCIPAL BUSINESS	POSITIONS AND OFFICES WITH	POSITIONS AND OFFICES WITH
ADDRESS	UNDERWRITER	REGISTRANT

Matthew J. Witkos	President	None

Lynn Kaseta	Chief Compliance Officer	None

Jared P. Wong	Chief Anti-Money Laundering Officer	None

Mary E. Mullin	General Counsel	None

Jeffrey Corso	Managing Director	None

Frank J Famiglietti	Managing Director	None

Frederick McMullen	Managing Director	None

Brian Taranto	Managing Director	None

Anita Rios	Treasurer	None

Luis Castello	Assistant Treasurer	None

John Crowe	Financial and Operations Principal	None

Anthony N. Kush	Principal Financial Officer and Financial and Operations Principal	None

Gary Lynn	Financial and Operations Principal	None

Aaron Guth	Secretary	None

Lawrence L. Fahey	Principal Operations Officer	None

Erick Lopez	Deputy Anti-Money Laundering Officer	None

(c) Not applicable.

ITEM 33.	Location of Accounts and Records

State the name and address of each person maintaining physical possession of each account, book, or other document required to be maintained by section 31(a) [15 U.S.C. 80a-30(a)] and the rules under that section.

State Street Bank and Trust Company

One Congress Street

Boston, MA 02114

(records relating to its function as custodian and sub-administrator)

SS&C Global Investor and Distribution Solutions, Inc.

333 W 11th Street

Kansas City, MO 64105

(records relating to its functions as transfer agent and dividend disbursing agent)

Morgan Stanley Investment Management Inc.

1633 Broadway

New York, NY 10019

(records relating to its function as investment adviser and administrator)

Morgan Stanley Investment Management Inc.

1585 Broadway

New York, NY 10036

(records relating to its function as investment adviser and administrator)

ITEM 34.	Management Services

Registrant is not a party to any such management-related service contract.

ITEM 35.	Undertakings

None.

 SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 3rd day of February, 2026.

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS

By:	/s/ John H. Gernon
John H. Gernon
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 62 has been signed below by the following persons in the capacities and on the dates indicated.

Signatures		Title	Date

(1) Principal Executive Officer		President and Principal Executive Officer	February 3, 2026

By:	/s/ John H. Gernon
John H. Gernon

(2) Principal Financial Officer		Principal Financial Officer	February 3, 2026

By:	/s/ Francis J. Smith
Francis J. Smith

(3) Trustees

Frances L. Cashman*		Jakki L. Haussler*
Kathleen A. Dennis*		Dr. Manuel H. Johnson*
Nancy C. Everett*		Michael F. Klein*
Richard G. Gould III*		Patricia A. Maleski*
Eddie A. Grier*		W. Allen Reed (Chairman)*

By:	/s/ Mark F. Parise		February 3, 2026
Mark F. Parise
Signed by Attorney-In-Fact for each of the Trustees Named Above

* By Power of Attorney

EXHIBIT INDEX

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS

(a)(17)	Instrument Establishing and Designating Additional Class of Shares (with respect to the DAP Class)

(i)(12)	Opinion and Consent of Dechert LLP, with respect to DAP Class Shares of Treasury Securities Portfolio

(j)	Consent of Independent Registered Public Accounting Firm

(n)	Multiple Class Plan Pursuant to Rule 18f-3

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase